UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-04416

                                             PNC Funds

(Exact name of registrant as specified in charter)

One East Pratt Street – 5th Floor

                                 Baltimore, MD 21202

(Address of principal executive offices) (Zip code)

Delaware Corporations LLC

800 Delaware Avenue

                    Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-622-3863

Date of fiscal year end: May 31

Date of reporting period: February 28, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

P N C    F u n d s

I N V E S T M E N T    A B B R E V I A T I O N S    A N D    D E F I N I T I O N S

F e b r u a r y    2 8,    2 0 1 7    (U n a u d i t e d)

ADR — American Depositary Receipt

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

Cl — Class

DN — Discount Note

ETF — Exchange-Traded Fund

ETM — Escrowed to Maturity

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FRN —	Floating Rate Note. The rate shown is the rate in effect on February 28, 2017, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

GMTN — Global Multi-Currency Note

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

NATL-RE — National Public Finance Guarantee Corporation

PLC — Public Limited Company

PSF-GTD — Permanent School Fund - Guaranteed

RB — Revenue Bond

REIT — Real Estate Investment Trust

SBPA — Standby Bond Purchase Agreement

STRB — Special Tax Revenue Bond

VRDN — Variable Rate Demand Note. The rate shown is the rate in effect on February 28, 2017, and the date shown is the next reset or put date.

See Notes to Schedules of Investments.

P N C    R e t i r e m e n t    I n c o m e    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y  2 8 ,  2 0 1 7    ( U n a u d i t e d )

	Number of Shares	Value (000)
MUTUAL FUNDS — 100.0%
Domestic Equity Funds — 23.1%
PNC Large Cap Growth Fund,
Class I Shares†	9,399	$293
PNC Large Cap Value Fund,
Class I Shares†	12,332	291
PNC Multi-Factor Small Cap Core Fund,
Class I Shares†	2,526	61
PNC S&P 500 Index Fund,
Class I Shares†	9,920	176
PNC Small Cap Fund,
Class I Shares*†	2,509	60

		881

Fixed Income Funds — 55.3%
Eaton Vance Floating-Rate Fund,
Class I Shares	5,480	49
PNC Bond Fund,
Class I Shares†	162	2
PNC Limited Maturity Bond Fund,
Class I Shares†	83,607	846
PNC Total Return Advantage Fund,
Class I Shares†	88,371	945
Vanguard Inflation-Protected Securities Fund,
Admiral Shares	10,203	263

		2,105

International Equity Funds — 6.4%
PNC International Equity Fund,
Class I Shares†	9,741	190
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	1,582	51

		241

Money Market Fund — 13.4%
PNC Government Money Market Fund,
Class I Shares 0.410%† (A)	508,344	508

Real Estate Fund — 1.8%
Vanguard REIT Index Fund,
Admiral Shares	575	70

Total Mutual Funds
(Cost $3,642)		3,805

	Number of Shares	Value (000)
EXCHANGE-TRADED FUNDS — 0.4%
International Equity Funds — 0.4%
iShares MSCI EAFE Small-Cap ETF†	148	$8
Vanguard FTSE All World ex-US Small-Cap ETF	80	8

		16

Total Exchange-Traded Funds
(Cost $14)		16

TOTAL INVESTMENTS — 100.4%
(Cost $3,656)**		3,821

Other Assets & Liabilities – (0.4)%		(15)

TOTAL NET ASSETS — 100.0%		$3,806

*  Non-income producing security.

**  Aggregate cost for Federal income tax purposes is (000) $3,659.

Gross unrealized appreciation (000)	$166
Gross unrealized depreciation (000)	(4)

Net unrealized appreciation (000)	$162

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2017 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Exchange-Traded Funds	$16	$–	$–	$16

Mutual Funds	3,805	–	–	3,805

Total Assets - Investments in Securities	$3,821	$–	$–	$3,821

There were no transfers between Levels during the nine-month period ended February 28, 2017.

See Notes to Schedules of Investments.

P N C    T a r g e t    2 0 2 0    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y  2 8 ,  2 0 1 7    ( U n a u d i t e d )

	Number of Shares	Value (000)
MUTUAL FUNDS — 97.3%
Domestic Equity Funds — 28.3%
PNC Large Cap Growth Fund,
Class I Shares†	25,547	$795
PNC Large Cap Value Fund,
Class I Shares†	33,527	791
PNC Multi-Factor Small Cap Core Fund,
Class I Shares†	6,188	150
PNC S&P 500 Index Fund,
Class I Shares†	24,396	432
PNC Small Cap Fund,
Class I Shares*†	6,206	150

		2,318

Fixed Income Funds — 49.4%
Eaton Vance Floating-Rate Fund,
Class I Shares	15,694	141
PNC Limited Maturity Bond Fund,
Class I Shares†	125,072	1,266
PNC Total Return Advantage Fund,
Class I Shares†	193,421	2,068
Vanguard Inflation-Protected Securities Fund, Admiral Shares	21,994	568

		4,043

International Equity Funds — 8.4%
PNC International Equity Fund,
Class I Shares†	27,791	543
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	4,355	141

		684

Money Market Fund — 7.6%
PNC Government Money Market Fund,
Class I Shares 0.410%† (A)	623,387	623

Real Estate Fund — 3.6%
Vanguard REIT Index Fund,
Admiral Shares	2,473	299

Total Mutual Funds
(Cost $7,512)		7,967

	Number of Shares	Value (000)
EXCHANGE-TRADED FUNDS — 2.9%
Commodity Fund — 2.3%
PowerShares DB Commodity Index
Tracking Fund*	12,161	$191

International Equity Funds — 0.6%
iShares MSCI EAFE Small-Cap ETF†	412	22
Vanguard FTSE All World ex-US Small-Cap ETF	226	22

		44

Total Exchange-Traded Funds
(Cost $200)		235

TOTAL INVESTMENTS — 100.2%
(Cost $7,712)**		8,202

Other Assets & Liabilities – (0.2)%		(14)

TOTAL NET ASSETS — 100.0%		$8,188

*  Non-income producing security.

**  Aggregate cost for Federal income tax purposes is (000) $7,785.

Gross unrealized appreciation (000)	$421
Gross unrealized depreciation (000)	(4)

Net unrealized appreciation (000)	$417

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2017 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Exchange-Traded Funds	$235	$–	$–	$235

Mutual Funds	7,967	–	–	7,967

Total Assets - Investments in Securities	$8,202	$–	$–	$8,202

There were no transfers between Levels during the nine-month period ended February 28, 2017.

See Notes to Schedules of Investments.

P N C    T a r g e t    2 0 3 0    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y  2 8 ,  2 0 1 7    ( U n a u d i t e d )

	Number of Shares	Value (000)
MUTUAL FUNDS — 95.7%
Domestic Equity Funds — 41.8%
PNC Large Cap Growth Fund,
Class I Shares†	50,319	$1,567
PNC Large Cap Value Fund,
Class I Shares†	66,038	1,558
PNC Multi-Factor Small Cap Core Fund,
Class I Shares†	13,720	331
PNC S&P 500 Index Fund,
Class I Shares†	52,779	934
PNC Small Cap Fund,
Class I Shares*†	13,588	328

		4,718

Fixed Income Funds — 29.6%
Eaton Vance Floating-Rate Fund,
Class I Shares	21,767	196
PNC Bond Fund,
Class I Shares†	366	4
PNC Limited Maturity Bond Fund,
Class I Shares†	32,153	325
PNC Total Return Advantage Fund,
Class I Shares†	227,919	2,436
Vanguard Inflation-Protected Securities Fund,
Admiral Shares	14,777	382

		3,343

International Equity Funds — 14.6%
PNC International Equity Fund,
Class I Shares†	64,456	1,260
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	11,977	387

		1,647

Money Market Fund — 5.8%
PNC Government Money Market Fund,
Class I Shares 0.410%† (A)	657,869	658

Real Estate Fund — 3.9%
Vanguard REIT Index Fund,
Admiral Shares	3,591	434

Total Mutual Funds
(Cost $10,033)		10,800

	Number of Shares	Value (000)
EXCHANGE-TRADED FUNDS — 4.4%
Commodity Fund — 2.9%
PowerShares DB Commodity Index
Tracking Fund*	20,767	$327

International Equity Funds — 1.5%
iShares MSCI EAFE Small-Cap ETF†	1,576	83
Vanguard FTSE All World ex-US Small-Cap ETF	831	83

		166

Total Exchange-Traded Funds
(Cost $456)		493

TOTAL INVESTMENTS — 100.1%
(Cost $10,489)**		11,293

Other Assets & Liabilities – (0.1)%		(14)

TOTAL NET ASSETS — 100.0%		$11,279

*  Non-income producing security.

**  Aggregate cost for Federal income tax purposes is (000) $10,499.

Gross unrealized appreciation (000)	$796
Gross unrealized depreciation (000)	(2)

Net unrealized appreciation (000)	$794

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2017 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Exchange-Traded Funds	$493	$–	$–	$493

Mutual Funds	10,800	–	–	10,800

Total Assets - Investments in Securities	$11,293	$–	$–	$11,293

There were no transfers between Levels during the nine-month period ended February 28, 2017.

See Notes to Schedules of Investments.

P N C    T a r g e t    2 0 4 0    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y  2 8 ,  2 0 1 7    ( U n a u d i t e d )

	Number of Shares	Value (000)
MUTUAL FUNDS — 95.0%
Domestic Equity Funds — 53.0%
PNC Large Cap Growth Fund,
Class I Shares†	20,797	$648
PNC Large Cap Value Fund,
Class I Shares†	27,296	644
PNC Multi-Factor Small Cap Core Fund,
Class I Shares†	5,454	132
PNC S&P 500 Index Fund,
Class I Shares†	21,269	376
PNC Small Cap Fund,
Class I Shares*†	5,411	131

		1,931

Fixed Income Funds — 15.1%
Eaton Vance Floating-Rate Fund,
Class I Shares	4,312	39
PNC Bond Fund,
Class I Shares†	69	1
PNC Total Return Advantage Fund,
Class I Shares†	44,256	473
Vanguard Inflation-Protected Securities Fund,
Admiral Shares	1,360	35

		548

International Equity Funds — 18.6%
PNC International Equity Fund,
Class I Shares†	26,358	515
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	4,990	161

		676

Money Market Fund — 4.7%
PNC Government Money Market Fund,
Class I Shares 0.410%† (A)	170,130	170

Real Estate Fund — 3.6%
Vanguard REIT Index Fund,
Admiral Shares	1,093	132

Total Mutual Funds
(Cost $3,127)		3,457

	Number of Shares	Value (000)
EXCHANGE-TRADED FUNDS — 5.4%
Commodity Fund — 2.9%
PowerShares DB Commodity Index
Tracking Fund*	6,758	$106

International Equity Funds — 2.5%
iShares MSCI EAFE Small-Cap ETF†	867	46
Vanguard FTSE All World ex-US Small-Cap ETF	454	45

		91

Total Exchange-Traded Funds
(Cost $180)		197

TOTAL INVESTMENTS — 100.4%
(Cost $3,307)**		3,654

Other Assets & Liabilities – (0.4)%		(14)

TOTAL NET ASSETS — 100.0%		$3,640

*  Non-income producing security.

**  Aggregate cost for Federal income tax purposes is (000) $3,323.

Gross unrealized appreciation (000)	$331
Gross unrealized depreciation (000)	–

Net unrealized appreciation (000)	$331

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2017 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Exchange-Traded Funds	$197	$–	$–	$197

Mutual Funds	3,457	–	–	3,457

Total Assets - Investments in Securities	$3,654	$–	$–	$3,654

There were no transfers between Levels during the nine-month period ended February 28, 2017.

9

See Notes to Schedules of Investments.

P N C  T a r g e t  2 0 5 0  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y  2 8 ,  2 0 1 7    ( U n a u d i t e d )

	Number of Shares	Value (000)
MUTUAL FUNDS — 95.4%
Domestic Equity Funds — 58.4%
PNC Large Cap Growth Fund,
Class I Shares†	8,822	$275
PNC Large Cap Value Fund,
Class I Shares†	11,678	276
PNC Multi-Factor Small Cap Core Fund,
Class I Shares†	2,409	58
PNC S&P 500 Index Fund,
Class I Shares†	9,096	161
PNC Small Cap Fund,
Class I Shares*†	2,418	58

		828

Fixed Income Funds — 9.3%
Eaton Vance Floating-Rate Fund,
Class I Shares	972	9
PNC Total Return Advantage Fund,
Class I Shares†	10,590	113
Vanguard Inflation-Protected Securities Fund,
Admiral Shares	349	9

		131

International Equity Funds — 20.9%
PNC International Equity Fund,
Class I Shares†	11,636	227
Vanguard Emerging Markets Stock Index Fund,
Admiral Shares	2,134	69

		296

Money Market Fund — 3.4%
PNC Government Money Market Fund,
Class I Shares 0.410%† (A)	48,642	49

Real Estate Fund — 3.4%
Vanguard REIT Index Fund,
Admiral Shares	400	48
Total Mutual Funds
(Cost $1,215)		1,352

	Number of Shares	Value (000)
EXCHANGE-TRADED FUNDS — 5.8%
Commodity Fund — 3.0%
PowerShares DB Commodity Index
Tracking Fund*	2,737	$43
International Equity Funds — 2.8%
iShares MSCI EAFE Small-Cap ETF†	371	20
Vanguard FTSE All World ex-US Small-Cap ETF	202	20

		40
Total Exchange-Traded Funds
(Cost $75)		83

TOTAL INVESTMENTS — 101.2%
(Cost $1,290)**		1,435
Other Assets & Liabilities – (1.2)%		(17)
TOTAL NET ASSETS — 100.0%		$1,418

*  Non-income producing security.

**  Aggregate cost for Federal income tax purposes is (000) $1,290.

Gross unrealized appreciation (000)	$145
Gross unrealized depreciation (000)	–

Net unrealized appreciation (000)	$145

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2017 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Exchange-Traded Funds	$83	$–	$–	$83

Mutual Funds	1,352	–	–	1,352

Total Assets - Investments in Securities	$1,435	$–	$–	$1,435

There were no transfers between Levels during the nine-month period ended February 28, 2017.

See Notes to Schedules of Investments.

P N C    B a l a n c e d    A l l o c a t i o n     F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y     2 8,    2 0 1 7    (U n a u d i t e d)

	Number	Value
	of Shares	(000)
COMMON STOCKS — 32.8%
Consumer Discretionary — 4.5%
American Axle & Manufacturing Holdings*	215	$4
Beazer Homes USA*	523	6
Bright Horizons Family Solutions*	102	7
Burlington Stores*	860	77
Camping World Holdings, Cl A	282	10
Cavco Industries*	63	8
Charter Communications, Cl A*	200	65
Churchill Downs	63	9
Comcast, Cl A	2,380	89
DeVry Education Group	138	4
Dick’s Sporting Goods	870	43
Domino’s Pizza	270	51
Dorman Products*	302	24
Home Depot	1,090	158
LCI Industries	263	28
Lithia Motors, Cl A	254	24
Madison Square Garden, Cl A*	83	15
McDonald’s	310	40
Mohawk Industries*	290	66
NACCO Industries, Cl A	82	5
NIKE, Cl B	630	36
O’Reilly Automotive*	240	65
Papa John’s International	53	4
Party City Holdco*#	220	3
Pool	27	3
Red Rock Resorts, Cl A	299	7
Scripps Networks Interactive, Cl A	800	65
Standard Motor Products	155	7
Thor Industries	390	43
Vail Resorts	340	62
Walt Disney	400	44
Wolverine World Wide	210	5
Wyndham Worldwide	500	42

		1,119

Consumer Staples — 2.8%
Altria Group	1,970	147
Boston Beer, Cl A*	24	4
Constellation Brands, Cl A	310	49
Dr Pepper Snapple Group	340	32
General Mills	640	39
Kimberly-Clark	534	71
Kraft Heinz	620	57
PepsiCo	1,301	144
Pinnacle Foods	890	51
Reynolds American	810	50
SpartanNash	216	7
TreeHouse Foods*	51	4
Tyson Foods, Cl A	740	46

		701

Energy — 0.6%
EnLink Midstream LLC	156	3
Exxon Mobil	1,235	100
Valero Energy	670	46
World Fuel Services	26	1

		150

Financials — 6.1%
Allegiance Bancshares*	112	4
AMERISAFE	190	12

	Number	Value
	of Shares	(000)

AmTrust Financial Services	917	$21
Astoria Financial	285	5
Bank of the Ozarks	582	32
Banner	68	4
Capital Bank Financial, Cl A	194	8
CenterState Banks	248	6
Cincinnati Financial	530	39
Credit Acceptance*#	99	20
Diamond Hill Investment Group*	51	10
Eagle Bancorp*	457	28
Employers Holdings	192	7
FactSet Research Systems	210	37
FBL Financial Group, Cl A	61	4
First Busey	262	8
First Financial Bancorp	252	7
First Merchants	131	5
First Midwest Bancorp	146	4
Heritage Insurance Holdings	239	4
Home BancShares	621	17
Hope Bancorp	144	3
Huntington Bancshares	5,730	81
JPMorgan Chase	1,818	165
KeyCorp	3,110	58
LegacyTexas Financial Group	549	23
Mastercard, Cl A	340	38
Mercantile Bank	230	8
Meta Financial Group	49	4
Morgan Stanley	2,220	101
National General Holdings	847	21
OneMain Holdings*	201	6
PRA Group*	748	31
Principal Financial Group	1,420	89
Prudential Financial	968	107
RLI	315	18
S&P Global	440	57
South State	108	10
SunTrust Banks	1,490	89
T. Rowe Price Group	840	60
Travelers	610	75
U.S. Bancorp	1,420	78
Wells Fargo	1,629	94
WSFS Financial	130	6

		1,504

Healthcare — 4.4%
Abbott Laboratories	2,130	96
Amgen	760	134
AMN Healthcare Services*	198	8
ANI Pharmaceuticals*	131	8
Biogen*	260	75
Cantel Medical	129	11
Celgene*	480	59
Dyax* (A) (B)	677	1
Edwards Lifesciences*	410	38
Enanta Pharmaceuticals*	132	4
Exelixis*	259	6
Glaukos*	112	5
HealthSouth	129	5
Hologic*	920	37
ICU Medical*	36	5
INC Research Holdings, Cl A*	62	3
Inovalon Holdings, Cl A*	311	4

See Notes to Schedules of Investments.

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Healthcare — continued
Ironwood Pharmaceuticals*	460	$8
Johnson & Johnson	1,167	143
Medidata Solutions*	87	5
Merck	1,221	80
Minerva Neurosciences*	348	3
Molina Healthcare*	56	3
Natus Medical*	110	4
Neogen*	382	25
NuVasive*	72	5
PAREXEL International*	255	16
Pfizer	2,051	70
PRA Health Sciences*	88	5
Quintiles IMS Holdings*	550	43
Supernus Pharmaceuticals*	272	7
Thermo Fisher Scientific	420	66
U.S. Physical Therapy	89	7
UnitedHealth Group	520	86
Vanda Pharmaceuticals*	503	7

		1,082

Industrials — 4.3%
3M	360	67
Alamo Group	70	5
Allison Transmission Holdings	1,040	37
American Woodmark*	52	4
Astronics*	461	15
Carlisle	390	40
CECO Environmental	327	4
Cintas	370	44
Colfax*	163	6
Comfort Systems USA	166	6
Curtiss-Wright	67	7
Douglas Dynamics	145	5
EMCOR Group	124	8
EnerSys	361	28
Equifax	320	42
Exponent	250	14
General Dynamics	600	114
General Electric	1,350	40
Genesee & Wyoming, Cl A*	82	6
GP Strategies*	239	6
Hawaiian Holdings*	84	4
HD Supply Holdings*	830	36
HEICO	228	19
Honeywell International	1,100	137
Illinois Tool Works	620	82
Insperity	97	8
John Bean Technologies	43	4
KLX*	207	10
Lockheed Martin	250	67
Moog, Cl A*	106	7
Multi-Color	85	6
Northrop Grumman	160	40
On Assignment*	369	17
Patrick Industries*	223	18
Raytheon	260	40
RBC Bearings*	66	6
TriNet Group*	168	5
United Technologies	320	36
Universal Forest Products	93	9
Veritiv*	107	6

	Number	Value
	of Shares	(000)
WageWorks*	200	$15
Wesco Aircraft Holdings*	714	9

		1,079

Information Technology — 6.1%
Alphabet, Cl A*	175	148
Anixter International*	87	7
Apple	1,779	244
Applied Materials	1,670	61
Arrow Electronics*	580	42
Aspen Technology*	79	5
CACI International, Cl A*	31	4
CDW	1,080	64
Cisco Systems	3,312	113
CoreLogic*	194	8
Diebold Nixdorf	264	8
Envestnet*	167	6
Facebook, Cl A*	1,050	142
Intel	2,440	88
Kulicke & Soffa Industries*	424	9
Lam Research	690	82
Littelfuse	52	8
Manhattan Associates*	327	16
Microsemi*	134	7
Microsoft	2,082	133
MKS Instruments	138	9
OSI Systems*	118	9
Paychex	610	37
Plantronics	78	4
Qualys*	98	3
Sanmina*	226	9
Silicon Laboratories*	96	7
Take-Two Interactive Software*	137	8
Tech Data*	37	3
Texas Instruments	1,990	152
Tyler Technologies*	100	15
Vantiv,Cl A*	600	39
WEX*	133	15

		1,505

Materials — 1.4%
Air Products & Chemicals	230	32
Balchem	192	17
Berry Plastics Group*	1,366	69
Dow Chemical	1,950	121
Innophos Holdings	225	12
International Paper	600	32
Minerals Technologies	88	7
Neenah Paper	201	15
Nucor	610	38
PolyOne	112	4
SunCoke Energy*	557	5

		352

Real Estate Investment Trusts — 1.0%
Agree Realty REIT	179	9
American Assets Trust REIT	88	4
ARMOUR Residential REIT	163	4
CoreCivic REIT	243	8
CorEnergy Infrastructure Trust REIT	141	5
Extra Space Storage REIT	600	47
Forestar Group*	309	4

See Notes to Schedules of Investments.

P N C    B a l a n c e d    A l l o c a t i o n     F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y     2 8,    2 0 1 7    (U n a u d i t e d)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Real Estate Investment Trusts — continued
Lamar Advertising, Cl A REIT	760	$57
Medical Properties Trust REIT	269	4
Prologis REIT	660	34
PS Business Parks REIT	62	7
Simon Property Group REIT	200	37
Summit Hotel Properties REIT	386	6
Welltower REIT	440	31

		257

Telecommunication Services — 0.5%
AT&T	1,297	54
Boingo Wireless*	299	3
IDT, Cl B	214	4
Verizon Communications	1,350	67

		128

Utilities — 1.1%
American Electric Power	580	39
American Water Works	670	52
DTE Energy	430	43
Dynegy*	712	6
NextEra Energy	398	52
NRG Yield, Cl C	566	10
SJW Group	116	6
WGL Holdings	36	3
Xcel Energy	1,140	50

		261
Total Common Stocks
(Cost $5,874)		8,138

FOREIGN COMMON STOCKS — 3.1%
Consumer Discretionary — 0.6%
Carnival (Panama)	2,260	127
Helen of Troy (Bermuda)*	142	14
Liberty Global PLC, Cl A (United Kingdom)*	217	5

		146

Consumer Staples — 0.1%
Adecoagro SA (Luxembourg)*	400	5
Fresh Del Monte Produce (Cayman Islands)	107	6

		11

Energy — 0.9%
Cosan, Cl A (Bermuda)	656	6
Schlumberger (Curacao)	750	60
TOTAL SA, ADR (France)	1,530	76
TransCanada (Canada)	1,952	90

		232

Financials — 0.4%
Argo Group International Holdings (Bermuda)	118	8
Chubb (Switzerland)	593	82
Essent Group (Bermuda)*	130	4
IRF European Finance Investments (Bermuda)* (A) (B)	31,579	–
OneBeacon Insurance Group, Cl A (Bermuda)	344	6

		100

Healthcare — 0.0%
ICON PLC (Ireland)*	34	3

	Number of Shares	Value (000)

Industrials — 0.3%
Ingersoll-Rand PLC (Ireland)	770	$61
Triton International (Bermuda)	162	4

		65

Information Technology — 0.7%
Accenture PLC, Cl A (Ireland)	800	98
Amdocs (Guernsey)	860	52
EVERTEC (Puerto Rico)	412	7
Mellanox Technologies (Israel)*	176	8
Novanta (Canada)*	281	7
Open Text (Canada)	85	3

		175

Real Estate Investment Trusts — 0.1%
Colliers International Group (Canada)	240	12
FirstService (Canada)	320	19

		31

Utilities — 0.0%
Pampa Energia SA, ADR (Argentina)*	137	6
Total Foreign Common Stocks
(Cost $780)		769

EXCHANGE-TRADED FUNDS — 13.0%
iShares MSCI EAFE Value ETF†	32,118	1,566
iShares MSCI Emerging Markets ETF†	15,131	575
iShares TIPS Bond ETF†	2,235	256
SPDR® S&P 500® ETF Trust	2,425	574
Vanguard Short-Term Inflation-Protected Securities ETF	5,125	253

Total Exchange-Traded Funds
(Cost $3,025)		3,224

MASTER LIMITED PARTNERSHIPS — 0.2%
Energy — 0.2%
Alliance Resource Partners LP	334	8
Cheniere Energy Partners LP	169	5
Magellan Midstream Partners LP	450	35

		48

Financials — 0.0%
Ares Management LP	236	5

Total Master Limited Partnerships
(Cost $42)		53

MUTUAL FUND — 9.2%
PNC International Growth Fund, Class I Shares†	209,401	2,272

Total Mutual Fund
(Cost $2,146)		2,272

See Notes to Schedules of Investments.

	Par (000)	Value (000)

ASSET-BACKED SECURITIES — 2.6%
Automotive — 1.8%
BMW Vehicle Owner Trust,
Series 2016-A, Cl A3
1.160%, 11/25/20	$115	$114
Fifth Third Auto Trust,
Series 2015-1, Cl A3
1.420%, 03/16/20	95	95
Ford Credit Auto Lease Trust,
Series 2016-A, Cl A2A
1.420%, 11/15/18	62	62
Ford Credit Auto Owner Trust,
Series 2016-A, Cl A3
1.390%, 07/15/20	25	25
Honda Auto Receivables Owner Trust,
Series 2016-2, Cl A3
1.390%, 04/15/20	35	35
Honda Auto Receivables Owner Trust,
Series 2016-3, Cl A4
1.330%, 11/18/22	70	69
Volkswagen Auto Lease Trust,
Series 2015-A, Cl A3
1.250%, 12/20/17	42	41

		441

Credit Cards — 0.8%
BA Credit Card Trust,
Series 2015-A2, Cl A
1.360%, 09/15/20	100	100
Capital One Multi-Asset Execution Trust,
Series 2016-A3, Cl A3
1.340%, 04/15/22	115	114

		214

Total Asset-Backed Securities
(Cost $659)		655

CORPORATE BONDS — 16.3%
Automotive — 0.4%
Ford Motor
4.346%, 12/08/26	35	36
General Motors
6.600%, 04/01/36	20	24
General Motors Financial
3.200%, 07/13/20	15	15
Lear
5.375%, 03/15/24	30	32

		107

Cable — 0.7%
Charter Communications Operating LLC
6.384%, 10/23/35	45	51
Comcast
3.200%, 07/15/36	30	27
Discovery Communications LLC
3.250%, 04/01/23	20	20
4.900%, 03/11/26	25	26
Thomson Reuters
1.650%, 09/29/17	35	35

		159

	Par (000)	Value (000)

Consumer Discretionary — 0.3%
Hasbro
6.300%, 09/15/17	$30	$31
Marriott International
3.125%, 06/15/26	30	29

		60

Consumer Services — 0.4%
Avon Products
7.000%, 03/15/23	25	23
Graham Holdings
7.250%, 02/01/19	30	32
Royal Caribbean Cruises
7.500%, 10/15/27	22	27
Sotheby’s
5.250%, 10/01/22 144A	25	26

		108

Consumer Staples — 0.2%
WhiteWave Foods
5.375%, 10/01/22	35	38

Energy — 1.9%
Boardwalk Pipelines LP
3.375%, 02/01/23	25	25
5.950%, 06/01/26	15	17
BP Capital Markets PLC
3.224%, 04/14/24	55	55
ConocoPhillips
6.500%, 02/01/39	15	19
Energy Transfer Partners LP
4.050%, 03/15/25	25	25
6.125%, 12/15/45	15	17
HollyFrontier
5.875%, 04/01/26	35	37
Kinder Morgan Energy Partners LP
6.500%, 04/01/20	15	17
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	35	42
McDermott International
8.000%, 05/01/21 144A	25	26
Newfield Exploration
5.375%, 01/01/26	30	31
Petroleos Mexicanos (GMTN)
4.250%, 01/15/25	25	24
PHI
5.250%, 03/15/19	20	19
Phillips 66
4.650%, 11/15/34	30	31
Rowan
4.875%, 06/01/22	40	38
Tesoro
5.375%, 10/01/22#	25	26
Valero Energy
3.400%, 09/15/26	30	29

		478

Financials — 4.6%
American Express Credit (GMTN)
2.250%, 08/15/19	45	45
Bank of America
6.250%, 09/29/49 (C)	25	27

See Notes to Schedules of Investments.

P N C    B a l a n c e d    A l l o c a t i o n     F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y  2 8 ,  2 0 1 7    ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
Bank of America (GMTN)
2.000%, 01/11/18	$65	$65
Bank of America (MTN)
4.000%, 04/01/24	25	26
4.200%, 08/26/24	30	31
3.248%, 10/21/27	10	10
BankUnited
4.875%, 11/17/25	35	35
Bear Stearns LLC
7.250%, 02/01/18	35	37
Citigroup
2.150%, 07/30/18	30	30
4.450%, 09/29/27	40	41
6.250%, 12/29/49 (C)	25	27
Credit Suisse AG (GMTN)
5.400%, 01/14/20	35	38
Deutsche Bank AG
2.950%, 08/20/20	45	45
Goldman Sachs Group
2.350%, 11/15/21	55	54
5.750%, 01/24/22	35	39
HSBC Holdings PLC
5.100%, 04/05/21	50	54
JPMorgan Chase
4.625%, 05/10/21	55	59
7.900%, 12/29/49 (C)	25	26
Morgan Stanley (GMTN)
2.125%, 04/25/18	60	60
Morgan Stanley (MTN)
2.625%, 11/17/21	15	15
4.100%, 05/22/23	50	52
Royal Bank of Canada
2.100%, 10/14/20	105	105
Royal Bank of Scotland Group PLC
6.000%, 12/19/23	25	27
Santander UK Group Holdings PLC (GMTN)
3.125%, 01/08/21	35	35
US Bancorp
5.300%, 04/15/49 (C)	20	20
Visa
4.150%, 12/14/35	25	27
Wells Fargo
3.069%, 01/24/23	15	15
5.900%, 12/29/49 (C)	25	27
Wells Fargo (MTN)
3.300%, 09/09/24	40	40
Westpac Banking
2.250%, 07/30/18	30	30

		1,142

Food, Beverage & Tobacco — 0.5%
Anheuser-Busch InBev Finance
4.900%, 02/01/46	35	38
Constellation Brands
3.875%, 11/15/19	20	21
6.000%, 05/01/22	30	34
Kraft Heinz Foods
5.200%, 07/15/45	30	32

		125

	Par (000)	Value (000)

Healthcare — 1.4%
Abbott Laboratories
3.750%, 11/30/26	$65	$65
Actavis Funding SCS
3.450%, 03/15/22	25	26
Amgen
4.400%, 05/01/45	40	39
Express Scripts Holding
3.400%, 03/01/27	30	28
HCA
5.875%, 03/15/22	25	28
Johnson & Johnson
3.550%, 03/01/36	35	35
Mylan NV
3.950%, 06/15/26	25	24
Select Medical
6.375%, 06/01/21	15	15
Shire Acquisitions Investments Ireland DAC
1.900%, 09/23/19	35	35
Teva Pharmaceutical Finance III BV
3.150%, 10/01/26#	55	51

		346

Industrials — 1.1%
Avnet
4.625%, 04/15/26	25	26
Ball
4.000%, 11/15/23	45	45
CNH Industrial NV
4.500%, 08/15/23	30	31
General Electric
4.125%, 10/09/42	30	31
KLX
5.875%, 12/01/22 144A	25	26
Masco
7.750%, 08/01/29	25	32
Owens-Brockway Glass Container
6.375%, 08/15/25 144A	25	27
PulteGroup
7.875%, 06/15/32	25	28
USG
8.250%, 01/15/18	20	21

		267

Information Technology — 0.1%
VeriSign
4.625%, 05/01/23	25	26

Insurance — 0.7%
Berkshire Hathaway Finance
4.250%, 01/15/21	25	27
Hartford Financial Services Group
6.300%, 03/15/18	45	47
MetLife
6.400%, 12/15/36	30	33
Teachers Insurance & Annuity Association of America
4.900%, 09/15/44 144A	25	27
XLIT
4.450%, 03/31/25	35	36

		170

See Notes to Schedules of Investments.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Materials — 0.2%
Caterpillar Financial Services (MTN)
2.100%, 01/10/20	$30	$30
Freeport-McMoRan
6.875%, 02/15/23 144A	20	21

		51

Real Estate Investment Trusts — 0.4%
American Campus Communities Operating Partnership LP
3.750%, 04/15/23	45	46
Realty Income
5.375%, 09/15/17	25	26
3.250%, 10/15/22	5	5
Spirit Realty LP
4.450%, 09/15/26 144A	30	29

		106

Retail — 1.0%
CVS Health
3.500%, 07/20/22	25	26
Expedia
5.000%, 02/15/26	25	26
Hanesbrands
4.625%, 05/15/24 144A	25	25
Levi Strauss
6.875%, 05/01/22	30	31
Priceline Group
3.600%, 06/01/26	40	40
Under Armour
3.250%, 06/15/26	30	27
Wal-Mart Stores
5.625%, 04/01/40	40	50
Wolverine World Wide
5.000%, 09/01/26 144A	30	28

		253

Technology — 1.0%
Activision Blizzard
3.400%, 09/15/26 144A	50	49
Apple
3.850%, 05/04/43	40	39
Broadcom
3.000%, 01/15/22 144A	30	30
KLA-Tencor
4.125%, 11/01/21	50	52
Microsoft
2.875%, 02/06/24	25	25
3.450%, 08/08/36	25	24
Oracle
4.300%, 07/08/34	25	26

		245

Telecommunications — 0.7%
AT&T
4.600%, 02/15/21	40	43
4.450%, 04/01/24	30	31
4.750%, 05/15/46	25	23
5.700%, 03/01/57	15	15
Verizon Communications
4.272%, 01/15/36	45	43

	Par (000)	Value (000)
Vodafone Group PLC
1.250%, 09/26/17	$25	$25

		180

Transportation — 0.2%
ERAC USA Finance LLC
5.625%, 03/15/42 144A	25	28
FedEx
3.900%, 02/01/35	25	25

		53

Utilities — 0.5%
Alabama Power
2.450%, 03/30/22	30	30
Berkshire Hathaway Energy
6.125%, 04/01/36	20	25
Dominion Resources VA
1.400%, 09/15/17	35	35
NextEra Energy Capital Holdings
2.056%, 09/01/17	35	35

		125

Total Corporate Bonds
(Cost $3,950)		4,039

MUNICIPAL BOND — 0.2%
Texas — 0.2%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	45	54

Total Municipal Bond
(Cost $53)		54

OTHER GOVERNMENT AND AGENCY OBLIGATION — 0.1%
Mexico — 0.1%
Mexico Government International Bond (GMTN)
4.750%, 03/08/44	20	19

Total Other Government and Agency Obligation
(Cost $18)		19

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 11.8%
Federal Home Loan Mortgage Corporation — 1.5%
4.000%, 01/01/41	76	80
4.000%, 10/01/43	100	106
4.000%, 10/01/44	98	104
3.500%, 06/01/42	77	79

		369

Federal National Mortgage Association — 9.4%
5.500%, 07/01/33	3	3
5.500%, 05/01/35	19	21
5.000%, 08/01/40	121	133
4.500%, 06/01/40	85	93
4.500%, 01/01/41	79	86
4.500%, 03/01/41	76	82
4.000%, 03/01/26	22	23
4.000%, 12/01/40	75	79
4.000%, 01/01/41	112	118
4.000%, 02/01/41	86	91

See Notes to Schedules of Investments.

P N C    B a l a n c e d    A l l o c a t i o n     F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y  2 8 ,  2 0 1 7    ( U n a u d i t e d )

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-
BACKED OBLIGATIONS — continued
Federal National Mortgage Association — continued
3.500%, 01/01/26	$82	$86
3.500%, 10/01/26	57	60
3.500%, 11/01/29	54	56
3.500%, 03/01/41	86	88
3.500%, 08/01/42	126	130
3.500%, 02/01/43	99	102
3.500%, 08/01/43	88	90
3.500%, 08/01/44	148	152
3.500%, 12/01/45	69	70
3.500%, 07/01/46	112	115
3.000%, 06/01/28	58	60
3.000%, 11/01/42	141	141
3.000%, 04/01/43	105	105
3.000%, 05/01/43	135	134
3.000%, 06/01/46	118	118
2.500%, 11/01/27	108	110

		2,346

Government National Mortgage Association — 0.9%
4.000%, 09/15/41	74	79
4.000%, 10/20/43	43	46
3.500%, 07/15/42	37	38
3.500%, 12/20/42	50	52

		215

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $2,902)		2,930

U.S. TREASURY OBLIGATIONS — 9.1%
U.S. Treasury Bonds — 2.4%
4.500%, 02/15/36	20	26
3.750%, 08/15/41	230	263
3.125%, 08/15/44	130	134
2.875%, 08/15/45	30	29
2.500%, 02/15/45	170	154

		606

U.S. Treasury Notes — 6.7%
2.625%, 08/15/20	215	222
2.250%, 11/15/25	40	40
2.125%, 08/15/21	420	425
2.125%, 09/30/21	40	41
2.125%, 05/15/25	40	39
1.750%, 10/31/20	405	406
1.625%, 12/31/19	50	50
1.625%, 08/15/22	185	181
1.000%, 06/30/19	125	124
0.875%, 11/15/17	120	120

		1,648

Total U.S. Treasury Obligations
(Cost $2,245)		2,254

	Number of Shares	Value (000)
MONEY MARKET FUND — 1.6%
PNC Government Money Market Fund, Class I Shares 0.410%† (D)	394,219	$394

Total Money Market Fund
(Cost $394)		394

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 100.0%
(Cost $22,088)		24,801
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.4%

Affiliated Money Market Fund — 0.3%
PNC Government Money Market Fund,
Class I Shares 0.410%† (D)	68,395	68

Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds
Government Portfolio,
Institutional Class 0.480% (D)	14,977	15

Total Short-Term Investments Purchased With Collateral From Securities Loaned
(Cost $83)		83

TOTAL INVESTMENTS — 100.4%
(Cost $22,171)**		24,884

Other Assets & Liabilities – (0.4)%		(89)
TOTAL NET ASSETS — 100.0%		$24,795

*	Non-income producing security.2
**	Aggregate cost for Federal income tax purposes is (000) $22,245.

Gross unrealized appreciation (000)	$2,906
Gross unrealized depreciation (000)	(267)

Net unrealized appreciation (000)	$2,639

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $80 (000).
(A)	Illiquid Security. Total value of illiquid securities is $1 (000) and represents less than 0.1% of net assets as of February 28, 2017.
(B)	Security fair valued using methods approved by the Board of Trustees.
(C)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2017.
(D)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $342 (000) and represents 1.4% of net assets as of February 28, 2017.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2017 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Asset-Backed Securities	$–	$655	$–	$655

Common Stocks	8,137	–	1	8,138

Corporate Bonds	–	4,039	–	4,039

Exchange-Traded Funds	3,224	–	–	3,224

Foreign Common Stocks:
Argentina	6	–	–	6
Bermuda	42	–	–	42
Canada	131	–	–	131
Cayman Islands	6	–	–	6
Curacao	60	–	–	60
France	76	–	–	76
Guernsey	52	–	–	52
Ireland	162	–	–	162
Israel	8	–	–	8
Luxembourg	5	–	–	5
Panama	127	–	–	127
Puerto Rico	7	–	–	7
Switzerland	82	–	–	82
United Kingdom	5	–	–	5

Master Limited Partnerships	53	–	–	53

Money Market Fund	394	–	–	394

Municipal Bond	–	54	–	54

Mutual Fund	2,272	–	–	2,272

Other Government and Agency Obligation	–	19	–	19

Short-Term Investments Purchased with Collateral From Securities Loaned	83	–	–	83

U.S. Government Agency Mortgage-Backed Obligations	–	2,930	–	2,930

U.S. Treasury Obligations	–	2,254	–	2,254

Total Assets - Investments in Securities	$14,932	$9,951	$1	$24,884

There were no transfers between Levels during the nine-month period ended February 28, 2017.

See Notes to Schedules of Investments.

P N C    I n t e r n a t i o n a l    E q u i t y    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y     2 8,    2 0 1 7    (U n a u d i t e d)

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — 94.9%
Consumer Discretionary — 17.1%
Barratt Developments PLC (United Kingdom)	1,533,576	$9,739
Bellway PLC (United Kingdom)	319,964	10,349
Christian Dior SA (France)	48,700	10,325
Cie Generale des Etablissements
Michelin (France)	78,200	8,805
Compass Group PLC (United Kingdom)	295,918	5,498
Domino’s Pizza Enterprises (Australia)#	95,559	4,079
Dufry AG (Switzerland)*	37,174	5,361
Duni AB (Sweden)	417,000	6,109
Gourmet Master (Taiwan)	527,245	4,945
Industria de Diseno Textil SA (Spain)	138,479	4,438
International Game Technology PLC (United Kingdom)	387,229	10,455
IPSOS (France)	109,172	3,514
Just Eat PLC (United Kingdom)*	1,066,659	6,615
Kia Motors (South Korea)	205,600	6,950
lululemon athletica (Canada)*	56,395	3,680
LVMH Moet Hennessy Louis Vuitton SE (France)	14,275	2,868
Pandora A/S (Denmark)	34,497	3,927
Persimmon PLC (United Kingdom)	414,645	10,603
Sony, ADR (Japan)	283,987	8,792
TAL Education Group, ADR (China)*#	71,744	6,204
Taylor Wimpey PLC (United Kingdom)	4,740,450	10,584
XXL ASA (Norway) 144A	329,603	3,675
Yoox Net-A-Porter Group SpA (Italy)*	108,951	2,589
Zalando SE (Germany)* 144A	126,685	5,057
zooplus AG (Germany)*	17,984	2,570

		157,731

Consumer Staples — 6.8%
Anheuser-Busch InBev SA (Belgium)	44,786	4,899
Asahi Group Holdings (Japan)	255,500	9,032
BGF retail (South Korea)	42,146	3,797
Davide Campari-Milano SpA (Italy)	429,799	4,349
Greencore Group PLC (Ireland)	2,508,259	8,072
Kao (Japan)	78,911	4,076
Koninklijke Ahold Delhaize NV (Netherlands)	247,867	5,276
M Dias Branco SA (Brazil)	59,848	2,659
Nestle SA (Switzerland)	94,338	6,962
Puregold Price Club (Philippines)	2,949,251	2,702
Reckitt Benckiser Group PLC (United Kingdom)	80,667	7,324
Treasury Wine Estates (Australia)	390,511	3,568

		62,716

Energy — 2.7%
Sasol (South Africa)	268,250	7,631
Thai Oil PCL (Thailand) (A)	4,708,850	10,138
WorleyParsons (Australia)*	919,600	7,488

		25,257

Financials — 14.5%
AIA Group (Hong Kong)	1,170,438	7,388
Cerved Information Solutions SpA (Italy)	304,814	2,721
Danske Bank A/S (Denmark)	151,334	5,044
DNB ASA (Norway)	677,544	11,109
Equity Group Holdings (Kenya)	7,501,746	1,914
Hannover Rueck SE (Germany)	79,000	8,912
HDFC Bank, ADR (India)	133,764	9,590

	Number of Shares	Value (000)

IRF European Finance Investments (Bermuda)* (A) (B)	284,500	$–
Muenchener Rueckversicherungs AG (Germany)	39,300	7,424
Nihon M&A Center (Japan)	146,765	4,503
Ping An Insurance Group of China, Cl H (China)	1,054,108	5,615
Popular (Puerto Rico)	207,000	9,120
Sberbank of Russia, ADR (Russia)	467,600	5,120
Siam Commercial Bank PCL (Thailand) (A)	2,337,500	10,287
SpareBank 1 SR Bank ASA (Norway)	1,267,853	10,284
Srisawad Power 1979 PCL (Thailand) (A)	4,089,841	5,177
Standard Chartered PLC (United Kingdom)*	1,171,318	10,499
Svenska Handelsbanken AB (Sweden)	672,300	9,335
United Overseas Bank (Singapore)	616,500	9,446

		133,488

Healthcare — 8.8%
Ambu A/S, Cl B (Denmark)	51,787	2,083
Bayer AG (Germany)	35,410	3,898
Clinigen Group PLC (United Kingdom)	478,853	4,932
CYBERDYNE (Japan)*#	297,908	4,665
GN Store Nord A/S (Denmark)	217,263	4,944
Grifols SA (Spain)	279,566	6,109
Hypermarcas SA (Brazil)	503,350	4,383
ICON PLC (Ireland)*	54,836	4,594
M3 (Japan)	146,189	3,712
NMC Health PLC (United Arab Emirates)	254,623	5,510
Novartis AG (Switzerland)	110,166	8,603
Roche Holding AG (Switzerland)	32,690	7,957
Shire PLC (United Kingdom)	113,801	6,862
Sysmex (Japan)	64,052	3,703
Teva Pharmaceutical Industries, ADR (Israel)	163,930	5,741
Vitrolife AB (Sweden)	66,232	3,233

		80,929

Industrials — 11.8%
ANDRITZ AG (Austria)	175,900	9,189
Ashtead Group PLC (United Kingdom)	405,576	8,346
BBA Aviation PLC (United Kingdom)	2,084,552	7,885
Caverion (Finland)*#	254,238	1,854
dorma+kaba Holding AG (Switzerland)*	5,617	4,641
Geberit AG (Switzerland)	14,724	6,373
Hexagon AB, Cl B (Sweden)	81,008	3,266
Kingspan Group PLC (Ireland)	119,031	3,657
Kone OYJ, Cl B (Finland)#	172,200	7,702
Konecranes OYJ (Finland)#	258,382	9,278
Loomis AB, Cl B (Sweden)	258,831	8,032
Nidec (Japan)	77,991	7,286
Rational AG (Germany)	6,822	3,124
Siemens AG (Germany)	56,204	7,306
SMC (Japan)	20,192	5,715
TREVI Finanziaria Industriale SpA (Italy)*#	1,719,170	1,876
Vinci SA (France)	138,600	9,992
YIT OYJ (Finland)	440,538	3,037

		108,559

Information Technology — 13.3%
Alibaba Group Holding, ADR (China)*	98,607	10,147
ASML Holding NV (Netherlands)	38,065	4,632
Broadcom (Singapore)	31,109	6,562
CyberArk Software (Israel)*	104,469	5,284
Dassault Systemes SA (France)	32,510	2,626
Infosys, ADR (India)	419,260	6,348

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Information Technology — continued
KCE Electronics PCL (Thailand) (A)	1,821,865	$5,120
Keyence (Japan)	15,748	6,090
LINE, ADR (Japan)*#	133,706	4,573
MercadoLibre (Argentina)	23,182	4,888
Mobileye NV (Israel)*	133,745	6,088
NCSoft (South Korea)	20,068	4,859
NXP Semiconductors NV (Netherlands)*	67,211	6,910
Samsung Electronics (South Korea)	6,461	10,980
SAP SE, ADR (Germany)#	87,197	8,125
Temenos Group AG (Switzerland)	67,716	5,237
Tencent Holdings (Hong Kong)	506,705	13,446
Wirecard AG (Germany)	175,053	8,064
Yahoo Japan (Japan)	501,019	2,326

		122,305

Materials — 12.8%
Agnico Eagle Mines (Canada)	83,391	3,537
BASF SE (Germany)	108,700	10,113
BHP Billiton PLC, ADR (United Kingdom)	296,800	9,643
CRH PLC, ADR (Ireland)	159,344	5,381
Fortuna Silver Mines (Canada)*	481,396	2,715
Imerys SA (France)	114,552	9,248
James Hardie Industries PLC (Australia)	332,775	4,966
LANXESS AG (Germany)	148,400	10,069
Linde AG (Germany)	54,900	8,915
Methanex (Canada)	222,200	11,324
Randgold Resources, ADR (United Kingdom)#	44,056	4,040
Showa Denko KK (Japan)	667,500	11,756
Solvay SA (Belgium)	79,812	9,288
Symrise AG (Germany)	130,030	8,081
Yara International ASA (Norway)	231,500	8,788

		117,864

Real Estate Investment Trusts — 2.3%
Daito Trust Construction (Japan)	16,240	2,272
Deutsche Wohnen AG (Germany)	136,343	4,679
Mitsubishi Estate (Japan)	234,719	4,576
VIB Vermoegen AG (Germany)	139,499	2,956
Yanlord Land Group (Singapore)	6,091,402	6,324

		20,807

Telecommunication Services — 4.8%
Deutsche Telekom AG (Germany)	445,761	7,697
Freenet AG (Germany)	267,519	7,974
KDDI (Japan)	361,700	9,452
Magyar Telekom Telecommunications PLC (Hungary)	3,286,548	5,534
Safaricom (Kenya)	24,839,208	4,285
SoftBank Group (Japan)	76,076	5,676
Telekomunikasi Indonesia
Persero Tbk PT, ADR (Indonesia)#	109,708	3,127

		43,745
Total Foreign Common Stocks
(Cost $794,278)		873,401

	Number of Shares	Value (000)

MONEY MARKET FUND — 4.9%
PNC Government Money Market Fund, Class I Shares 0.410%† (C) (D)	45,418,774	$45,419

Total Money Market Fund (Cost $45,419)		45,419

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 99.8% (Cost $839,697)		918,820

SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 4.3%

Affiliated Money Market Fund — 3.5%
PNC Government Money Market Fund, Class I Shares 0.410%† (C)	32,355,329	32,355
Money Market Fund — 0.8%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 0.480% (C)	7,085,157	7,085

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $39,440)		39,440
TOTAL INVESTMENTS — 104.1%
(Cost $879,137)**		958,260
Other Assets & Liabilities – (4.1)%		(37,948)
TOTAL NET ASSETS — 100.0%		$920,312

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $880,559.

Gross unrealized appreciation (000)	$118,541
Gross unrealized depreciation (000)	(40,840)

Net unrealized appreciation (000)	$77,701

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $38,202 (000).
(A)	Security fair valued using methods approved by the Board of Trustees.
(B)	Illiquid Security. Total value of illiquid securities is $0 (000) and represents less than 0.1% of net assets as of February 28, 2017.
(C)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
(D)	All or a portion of the security has been segregated on the Fund’s books and records for open futures contracts.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $8,732 (000) and represents 0.9% of net assets as of February 28, 2017.

See Notes to Schedules of Investments.

P N C    I n t e r n a t i o n a l    E q u i t y    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y     2 8,    2 0 1 7    (U n a u d i t e d)

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)

TOPIX Index Future	31	$4,102	03/10/17	$69

  Cash in the amount of $165,692 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

  Assets in the amount of $4,447,958 have been segregated on the Fund’s books and records.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2017 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Foreign Common Stocks:

Argentina	$4,888	$–	$–	$4,888

Australia	–	20,101	–	20,101

Austria	–	9,189	–	9,189

Belgium	–	14,187	–	14,187

Bermuda	–	–	–	–

Brazil	7,042	–	–	7,042

Canada	21,256	–	–	21,256

China	16,351	5,615	–	21,966

Denmark	–	15,998	–	15,998

Finland	–	21,871	–	21,871

France	3,514	43,864	–	47,378

Germany	11,081	103,883	–	114,964

Hong Kong	–	20,834	–	20,834

Hungary	–	5,534	–	5,534

India	15,938	–	–	15,938

Indonesia	3,127	–	–	3,127

Ireland	13,632	8,072	–	21,704

Israel	17,113	–	–	17,113

Italy	1,876	9,659	–	11,535

Japan	13,365	84,840	–	98,205

Kenya	6,199	–	–	6,199

Netherlands	11,542	5,276	–	16,818

Norway	–	33,856	–	33,856

Philippines	2,702	–	–	2,702

Puerto Rico	9,120	–	–	9,120

Russia	5,120	–	–	5,120

Singapore	12,886	9,446	–	22,332

South Africa	–	7,631	–	7,631

South Korea	–	26,586	–	26,586

Spain	–	10,547	–	10,547

Sweden	14,141	15,834	–	29,975

Switzerland	–	45,134	–	45,134

Taiwan	–	4,945	–	4,945

Thailand	–	30,722	–	30,722

United Arab Emirates	–	5,510	–	5,510

United Kingdom	29,070	94,304	–	123,374

Money Market Fund	45,419	–	–	45,419
Short-Term Investments Purchased with Collateral From Securities Loaned	39,440	–	–	39,440

Total Assets - Investments in Securities	$ 304,822	$ 653,438	$ –	$ 958,260

See Notes to Schedules of Investments.

P N C    I n t e r n a t i o n a l    E q u i t y    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y     2 8,    2 0 1 7    (U n a u d i t e d)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Other Financial Instruments

Futures Contracts	$69	$ –	$ –	$69

Total Assets - Other Financial Instruments	$69	$ –	$ –	$69

The Fund held securities valued at $11,466 (000) as of May 31, 2016 that were transferred from Level 1 to Level 2 of the valuation hierarchy during the nine-month period ended February 28, 2017. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices as of May 31, 2016 that are now being fair value adjusted as of February 28, 2017. The value of securities that were transferred to Level 2 as of February 28, 2017 is $11,045 (000). (See Note 2 in Notes to Schedules of Investments).

The Fund held securities valued at $17,011 (000) as of May 31, 2016 that were transferred from Level 2 to Level 1 of the valuation hierarchy during the nine-month period ended February 28, 2017. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that were fair value adjusted as of May 31, 2016 that are now being valued based on quoted prices as of February 28, 2017. The value of the securities that were transferred to Level 1 as of February 28, 2017 is $18,353 (000). (See Note 2 in Notes to Schedules of Investments).

See Notes to Schedules of Investments.

At February 28, 2017, country diversification of the Fund was as follows:

Country Diversification	% of Net Assets	Value (000)

Foreign Common Stocks
United Kingdom	13.4%	$123,374

Germany	12.5	114,964

Japan	10.7	98,205

France	5.1	47,378

Switzerland	4.9	45,134

Norway	3.7	33,856

Thailand	3.3	30,722

Sweden	3.3	29,975

South Korea	2.9	26,586

Singapore	2.4	22,332

China	2.4	21,966

Finland	2.4	21,871

Ireland	2.4	21,704

Canada	2.3	21,256

Hong Kong	2.3	20,834

Australia	2.2	20,101

Israel	1.9	17,113

Netherlands	1.8	16,818

Denmark	1.7	15,998

India	1.7	15,938

Belgium	1.5	14,187

Italy	1.3	11,535

Spain	1.1	10,547

Austria	1.0	9,189

Puerto Rico	1.0	9,120

South Africa	0.8	7,631

Brazil	0.8	7,042

Kenya	0.7	6,199

Hungary	0.6	5,534

United Arab Emirates	0.6	5,510

Russia	0.6	5,120

Taiwan	0.5	4,945

Argentina	0.5	4,888

Indonesia	0.3	3,127

Philippines	0.3	2,702

Bermuda	0.0 *	–

Total Foreign Common Stocks	94.9	873,401

Money Market Fund	4.9	45,419

Total Investments Before Collateral for Loaned Securities	99.8	918,820

Short-Term Investments Purchased with Collateral From Securities Loaned	4.3	39,440

Total Investments	104.1	958,260

Other Assets and Liabilities	(4.1)	(37,948)

Net Assets	100.0%	$920,312

*	Amount represents less than 0.1%.

See Notes to Schedules of Investments.

P N C    I n t e r n a t i o n a l    G r o w t h    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y  2 8 ,  2 0 1 7    ( U n a u d i t e d )

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — 96.8%
Consumer Discretionary — 15.5%
Compass Group PLC (United Kingdom)	3,527	$66
Domino’s Pizza Enterprises (Australia)	1,145	49
Dufry AG (Switzerland)*	459	66
Gourmet Master (Taiwan)	6,131	57
Industria de Diseno Textil SA (Spain)	1,741	56
Just Eat PLC (United Kingdom)*	12,969	80
lululemon athletica (Canada)*	706	46
LVMH Moet Hennessy Louis Vuitton SE (France)	192	39
Pandora A/S (Denmark)	476	54
Sony, ADR (Japan)	3,352	104
TAL Education Group, ADR (China)*	838	72
XXL ASA (Norway) 144A	4,131	46
Yoox Net-A-Porter Group SpA (Italy)*	1,393	33
Zalando SE (Germany)* 144A	1,629	65
zooplus AG (Germany)*	238	34

		867

Consumer Staples — 10.1%
Anheuser-Busch InBev SA (Belgium)	568	62
BGF retail (South Korea)	492	44
Davide Campari-Milano SpA (Italy)	5,803	59
Kao (Japan)	929	48
Koninklijke Ahold Delhaize NV (Netherlands)	3,164	67
M Dias Branco SA (Brazil)	686	31
Nestle SA (Switzerland)	1,191	88
Puregold Price Club (Philippines)	36,938	34
Reckitt Benckiser Group PLC (United Kingdom)	960	87
Treasury Wine Estates (Australia)	4,785	44

		564

Financials — 9.1%
AIA Group (Hong Kong)	13,818	87
Cerved Information Solutions SpA (Italy)	4,156	37
Danske Bank A/S (Denmark)	1,929	64
Equity Group Holdings (Kenya)	89,065	23
HDFC Bank, ADR (India)	1,581	114
Nihon M&A Center (Japan)	1,768	54
Ping An Insurance Group of China, Cl H (China)	12,335	66
Srisawad Power 1979 PCL (Thailand) (A)	52,182	66

		511

Healthcare — 14.8%
Ambu A/S, Cl B (Denmark)	662	27
Bayer AG (Germany)	447	49
Clinigen Group PLC (United Kingdom)	5,678	58
CYBERDYNE (Japan)*	3,534	55
GN Store Nord A/S (Denmark)	2,980	68
Grifols SA (Spain)	3,517	77
Hypermarcas SA (Brazil)	6,196	54
ICON PLC (Ireland)*	689	58
M3 (Japan)	1,731	44
NMC Health PLC (United Arab Emirates)	3,238	70
Roche Holding AG (Switzerland)	413	101
Shire PLC (United Kingdom)	1,326	80
Sysmex (Japan)	800	46
Vitrolife AB (Sweden)	830	40

		827

Industrials — 11.1%
Ashtead Group PLC (United Kingdom)	4,825	99
dorma+kaba Holding AG (Switzerland)*	71	59

	Number of Shares	Value (000)

Geberit AG (Switzerland)	185	$80
Hexagon AB, Cl B (Sweden)	1,106	45
Kingspan Group PLC (Ireland)	1,517	47
Nidec (Japan)	925	86
Rational AG (Germany)	84	39
Siemens AG (Germany)	718	93
SMC (Japan)	256	72

		620

Information Technology — 23.1%
Alibaba Group Holding, ADR (China)*	1,153	119
ASML Holding NV (Netherlands)	469	57
Broadcom (Singapore)	383	81
CyberArk Software (Israel)*	1,224	62
Dassault Systemes SA (France)	479	39
KCE Electronics PCL (Thailand) (A)	22,433	63
Keyence (Japan)	184	71
LINE, ADR (Japan)*	1,679	57
MercadoLibre (Argentina)	285	60
Mobileye NV (Israel)*	1,652	75
NCSoft (South Korea)	233	56
NXP Semiconductors NV (Netherlands)*	861	89
SAP SE, ADR (Germany)	1,111	104
Temenos Group AG (Switzerland)	909	70
Tencent Holdings (Hong Kong)	5,925	157
Wirecard AG (Germany)	2,249	104
Yahoo Japan (Japan)	6,128	28

		1,292

Materials — 4.5%
Agnico Eagle Mines (Canada)	976	42
CRH PLC, ADR (Ireland)	1,990	67
Fortuna Silver Mines (Canada)*	5,645	32
James Hardie Industries PLC (Australia)	3,953	59
Randgold Resources, ADR (United Kingdom)	558	51

		251

Real Estate Investment Trusts — 4.6%
Daito Trust Construction (Japan)	199	28
Deutsche Wohnen AG (Germany)	1,712	59
Mitsubishi Estate (Japan)	2,871	56
VIB Vermoegen AG (Germany)	1,780	38
Yanlord Land Group (Singapore)	74,825	77

		258

Telecommunication Services — 4.0%
Magyar Telekom Telecommunications PLC (Hungary)	37,924	64
Safaricom (Kenya)	299,258	52
SoftBank Group (Japan)	933	69
Telekomunikasi Indonesia Persero Tbk PT, ADR (Indonesia)	1,382	39

		224
Total Foreign Common Stocks (Cost $4,917)		5,414

See Notes to Schedules of Investments.

	Number of Shares	Value (000)

EXCHANGE-TRADED FUND — 0.6%
iShares MSCI Japan ETF†	648	$33

Total Exchange-Traded Fund (Cost $32)		33

MONEY MARKET FUND — 3.5%
PNC Government Money Market Fund, Class I Shares 0.410%† (B)	193,913	194
Total Money Market Fund (Cost $194)		194
TOTAL INVESTMENTS — 100.9%
(Cost $5,143)**		5,641
Other Assets & Liabilities – (0.9)%		(48)
TOTAL NET ASSETS — 100.0%		$5,593

*	Non-income producing security.

** Aggregate cost for Federal income tax purposes is (000) $5,143.

Gross unrealized appreciation (000)	$569
Gross unrealized depreciation (000)	(71)

Net unrealized appreciation (000)	$498

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	Security fair valued using methods approved by the Board of Trustees.
(B)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $111 (000) and represents 2.0% of net assets as of February 28, 2017.

See Notes to Schedules of Investments.

P N C    I n t e r n a t i o n a l    G r o w t h    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y  2 8 ,  2 0 1 7    ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2017 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Exchange-Traded Fund	$33	$–	$–	$33

Foreign Common Stocks:

Argentina	60	–		60

Australia	–	152	–	152

Belgium	–	62	–	62

Brazil	85	–		85

Canada	120	–	–	120

China	191	66	–	257

Denmark	–	213	–	213

France	–	78	–	78

Germany	142	443	–	585

Hong Kong	–	244	–	244

Hungary	–	64	–	64

India	114	–	–	114

Indonesia	39	–	–	39

Ireland	172	–	–	172

Israel	137	–	–	137

Italy	–	129	–	129

Japan	161	657	–	818

Kenya	75	–	–	75

Netherlands	146	67	–	213

Norway	–	46	–	46

Philippines	34	–	–	34

Singapore	158	–	–	158

South Korea	–	100	–	100

Spain	–	133	–	133

Sweden	–	85	–	85

Switzerland	–	464	–	464

Taiwan	–	57	–	57

Thailand	–	129	–	129

United Arab Emirates	–	70	–	70

United Kingdom	109	412	–	521

Money Market Fund	194	–	–	194

Total Assets - Investments in Securities	$ 1,970	$ 3,671	$ –	$ 5,641

The Fund held securities valued at $124 (000) as of May 31, 2016 that were transferred from Level 1 to Level 2 of the valuation hierarchy during the nine-month period ended February 28, 2017. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices as of May 31, 2016 that are now being fair value adjusted as of February 28, 2017. The value of securities that were transferred to Level 2 as of February 28, 2017 is $190 (000). (See Note 2 in Notes to Schedules of Investments).

The Fund held securities valued at $24 (000) as of May 31, 2016 that were transferred from Level 2 to Level 1 of the valuation hierarchy during the nine-month period ended February 28, 2017. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that were fair value adjusted as of May 31, 2016 that are now being valued based on quoted prices as of February 28, 2017. The value of the securities that were transferred to Level 1 as of February 28, 2017 is $58 (000). (See Note 2 in Notes to Schedules of Investments).

See Notes to Schedules of Investments.

At February 28, 2017, country diversification of the Fund was as follows:

Country Diversification	% of Net Assets	Value (000)

Foreign Common Stocks

Japan	14.6%	$818

Germany	10.5	585

United Kingdom	9.3	521

Switzerland	8.3	464

China	4.6	257

Hong Kong	4.4	244

Denmark	3.8	213

Netherlands	3.8	213

Ireland	3.1	172

Singapore	2.8	158

Australia	2.7	152

Israel	2.5	137

Spain	2.4	133

Italy	2.3	129

Thailand	2.3	129

Canada	2.2	120

India	2.0	114

South Korea	1.8	100

Brazil	1.5	85

Sweden	1.5	85

France	1.4	78

Kenya	1.3	75

United Arab Emirates	1.3	70

Hungary	1.1	64

Belgium	1.1	62

Argentina	1.1	60

Taiwan	1.0	57

Norway	0.8	46

Indonesia	0.7	39

Philippines	0.6	34

Total Foreign Common Stocks	96.8	5,414

Exchange-Traded Fund	0.6	33

Money Market Fund	3.5	194

Total Investments	100.9	5,641

Other Assets and Liabilities	(0.9)	(48)

Net Assets	100.0%	$5,593

See Notes to Schedules of Investments.

P N C    L a r g e    C a p    Core    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y     2 8,    2 0 1 7    (U n a u d i t e d)

Number of Shares		Value (000)
COMMON STOCKS — 98.7%
Consumer Discretionary — 13.9%
Burlington Stores*	2,900	$258
CBS, Cl B	4,140	273
Comcast, Cl A	13,230	495
Dick’s Sporting Goods	3,090	151
Home Depot	3,360	487
Mohawk Industries*	1,050	238
NIKE, Cl B	5,330	304
O’Reilly Automotive*	1,260	342
Walt Disney	4,140	456
Wyndham Worldwide	3,300	275

		3,279

Consumer Staples — 9.3%
Altria Group	4,420	331
Constellation Brands, Cl A	2,830	449
Dr Pepper Snapple Group	4,580	428
Kraft Heinz	4,310	394
PepsiCo	3,620	400
Tyson Foods, Cl A	2,990	187

		2,189

Energy — 5.7%
Devon Energy	4,890	212
Exxon Mobil	2,567	209
Halliburton	6,330	338
TOTAL SA, ADR (France)	6,890	344
Valero Energy	3,350	228

		1,331

Financials — 16.8%
BNY Mellon	4,930	232
Citizens Financial Group	10,530	394
JPMorgan Chase	9,390	851
Morgan Stanley	7,340	335
Northern Trust	4,410	385
S&P Global	2,990	387
State Street	4,350	347
SunTrust Banks	7,442	443
Visa, Cl A	3,310	291
Wells Fargo	5,232	303

		3,968

Healthcare — 12.8%
Abbott Laboratories	5,350	241
Aetna	2,020	260
Amgen	2,790	492
Biogen*	1,410	407
Edwards Lifesciences*	2,920	275
Johnson & Johnson	4,039	494
Pfizer	6,970	238
Thermo Fisher Scientific	1,820	287
UnitedHealth Group	1,960	324

		3,018

Industrials — 11.4%
Cintas	2,540	300
Cummins	1,600	238
Equifax	1,650	216
General Dynamics	1,670	317
HD Supply Holdings*	5,360	230
Honeywell International	2,070	258

Number of Shares		Value (000)
Illinois Tool Works	2,470	$326
Ingersoll-Rand PLC (Ireland)	3,180	252
Northrop Grumman	1,200	297
Raytheon	1,570	242

		2,676

Information Technology — 18.8%
Accenture PLC, Cl A (Ireland)	2,170	266
Alphabet, Cl A*	829	700
Apple	5,008	686
Applied Materials	10,690	387
Cisco Systems	5,710	195
Facebook, Cl A*	4,620	626
Intel	6,240	226
Lam Research	3,670	435
Microsoft	4,110	263
Texas Instruments	5,220	400
Vantiv,Cl A*	3,740	245

		4,429

Materials — 3.9%
Berry Plastics Group*	6,600	332
Dow Chemical	5,670	353
Nucor	3,780	237

		922

Real Estate Investment Trusts — 1.9%
Prologis REIT	4,960	253
Simon Property Group REIT	1,030	190

		443

Telecommunication Services — 1.5%
Verizon Communications	7,350	365

Utilities — 2.7%
American Water Works	3,150	246
WEC Energy Group	6,470	390

		636

Total Common Stocks
(Cost $19,623)		23,256

EXCHANGE-TRADED FUND — 1.0%
SPDR® S&P 500® ETF Trust	1,000	236

Total Exchange-Traded Fund
(Cost $229)		236

MONEY MARKET FUND — 0.4%
PNC Government Money Market Fund, Class I Shares 0.410%† (A)	87,501	88

Total Money Market Fund
(Cost $88)		88

TOTAL INVESTMENTS — 100.1%
(Cost $19,940)**		23,580

Other Assets & Liabilities – (0.1)%		(23)

TOTAL NET ASSETS — 100.0%		$23,557

See Notes to Schedules of Investments.

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $19,954.

Gross unrealized appreciation (000)	$3,813
Gross unrealized depreciation (000)	(187)

Net unrealized appreciation (000)	$3,626

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2017 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$23,256	$–	$–	$23,256

Exchange-Traded Fund	236	–	–	236

Money Market Fund	88	–	–	88

Total Assets - Investments in Securities	$23,580	$–	$–	$23,580

There were no transfers between Levels during the nine-month period ended February 28, 2017.

See Notes to Schedules of Investments.

P N C  L a r g e  Ca p  Gr o w t h  Fu n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y  2 8 ,  2 0 1 7    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 95.3%
Consumer Discretionary — 21.2%
Burlington Stores*	21,740	$1,935
Carnival (Panama)	23,150	1,295
Charter Communications, Cl A*	5,110	1,651
Comcast, Cl A	61,480	2,301
Dick’s Sporting Goods	22,070	1,080
Domino’s Pizza	6,900	1,310
Home Depot	18,180	2,634
Mohawk Industries*	6,920	1,566
NIKE, Cl B	15,360	878
O’Reilly Automotive*	5,880	1,598
Scripps Networks Interactive, Cl A	19,740	1,594
Thor Industries	10,500	1,164
Vail Resorts	8,370	1,517
Walt Disney	9,990	1,100

		21,623

Consumer Staples — 9.2%
Altria Group	13,180	987
Constellation Brands, Cl A	7,710	1,224
Dr Pepper Snapple Group	9,070	848
Kraft Heinz	15,200	1,391
PepsiCo	22,880	2,526
Pinnacle Foods	22,550	1,288
Tyson Foods, Cl A	18,530	1,159

		9,423

Financials — 4.6%
FactSet Research Systems	5,420	964
Mastercard, Cl A	8,590	949
Morgan Stanley	28,360	1,295
S&P Global	11,260	1,458

		4,666

Healthcare — 14.2%
Abbott Laboratories	21,240	957
Amgen	11,810	2,085
Biogen*	6,850	1,977
Celgene*	12,320	1,522
Edwards Lifesciences*	10,410	979
Hologic*	23,150	939
Johnson & Johnson	8,600	1,051
Quintiles IMS Holdings*	13,350	1,033
Thermo Fisher Scientific	10,630	1,676
UnitedHealth Group	13,930	2,304

		14,523

Industrials — 12.4%
Allison Transmission Holdings	26,670	960
Carlisle	10,240	1,058
Cintas	9,130	1,077
Equifax	8,040	1,054
General Dynamics	8,690	1,649
HD Supply Holdings*	21,350	918
Honeywell International	9,650	1,201
Illinois Tool Works	8,140	1,075
Ingersoll-Rand PLC (Ireland)	19,160	1,521
Northrop Grumman	4,300	1,063
Raytheon	6,650	1,025

		12,601

	Number of Shares	Value (000)

Information Technology — 28.9%
Accenture PLC, Cl A (Ireland)	11,870	$1,454
Alphabet, Cl A*	4,690	3,963
Amdocs (Guernsey)	21,860	1,326
Apple	38,306	5,247
Applied Materials	42,140	1,526
Arrow Electronics*	15,340	1,108
CDW	28,440	1,675
Facebook, Cl A*	27,360	3,708
Intel	37,150	1,345
Lam Research	17,120	2,029
Microsoft	55,060	3,523
Texas Instruments	20,930	1,604
Vantiv, Cl A*	15,080	986

		29,494

Materials — 4.0%
Berry Plastics Group*	31,400	1,581
Dow Chemical	23,520	1,464
Nucor	15,970	999

		4,044

Real Estate Investment Trust — 0.8%
Prologis REIT	16,600	847

Total Common Stocks
(Cost $82,207)		97,221
EXCHANGE-TRADED FUND — 2.6%
iShares Russell 1000 Growth ETF†	24,000	2,707
Total Exchange-Traded Fund
(Cost $2,604)		2,707

MONEY MARKET FUND — 2.2%
PNC Government Money Market Fund,
Class I Shares 0.410%† (A)	2,197,208	2,197
Total Money Market Fund (Cost $2,197)		2,197

TOTAL INVESTMENTS — 100.1%
(Cost $87,008)**		102,125
Other Assets & Liabilities – (0.1)%		(91)

TOTAL NET ASSETS — 100.0%		$102,034

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $87,072.

Gross unrealized appreciation (000)	$15,533
Gross unrealized depreciation (000)	(480)

Net unrealized appreciation (000)	$15,053

† Affiliated Holding. See Note 3 in Notes to Schedules of Investments.

(A) The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2017 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$97,221	$–	$–	$97,221

Exchange-Traded Fund	2,707	–	–	2,707

Money Market Fund	2,197	–	–	2,197

Total Assets - Investments in Securities	$102,125	$–	$–	$102,125

There were no transfers between Levels during the nine-month period ended February 28, 2017.

See Notes to Schedules of Investments.

P N C  L a r g e  C a p  V a l u e  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y  2 8 ,  2 0 1 7    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 94.9%
Consumer Discretionary — 5.7%
Carnival (Panama)	31,270	$1,749
Comcast, Cl A	42,800	1,602
Home Depot	7,610	1,103
Scripps Networks Interactive, Cl A	15,720	1,270
Time Warner	13,730	1,348

		7,072

Consumer Staples — 7.2%
Constellation Brands, Cl A	7,490	1,190
Ingredion	9,500	1,148
Kraft Heinz	20,920	1,914
PepsiCo	14,720	1,625
Spectrum Brands Holdings	13,530	1,836
Tyson Foods, Cl A	19,000	1,189

		8,902

Energy — 11.8%
Chevron	18,000	2,025
Devon Energy	50,560	2,192
Diamondback Energy*	16,660	1,680
Exxon Mobil	13,830	1,125
Halliburton	21,950	1,173
Schlumberger (Curacao)	17,420	1,400
TOTAL SA, ADR (France)	42,750	2,136
TransCanada (Canada)	35,980	1,655
Valero Energy	17,330	1,178

		14,564

Financials — 28.2%
Bank of America	175,760	4,338
BNY Mellon	39,720	1,872
Cincinnati Financial	18,890	1,378
Citigroup	28,610	1,711
Citizens Financial Group	61,820	2,310
Discover Financial Services	30,750	2,188
JPMorgan Chase	60,020	5,439
KeyCorp	71,330	1,339
Marsh & McLennan	25,030	1,839
Morgan Stanley	51,320	2,344
Northern Trust	29,150	2,546
S&P Global	13,760	1,782
State Street	23,360	1,862
SunTrust Banks	36,890	2,195
Wells Fargo	28,010	1,621

		34,764

Healthcare — 9.0%
Abbott Laboratories	38,740	1,746
Johnson & Johnson	29,400	3,593
Merck	23,340	1,537
Pfizer	45,070	1,538
Thermo Fisher Scientific	9,560	1,508
UnitedHealth Group	7,190	1,189

		11,111

Industrials — 10.6%
Carlisle	10,880	1,124
Equifax	8,770	1,150
General Dynamics	6,420	1,219
General Electric	34,680	1,034
HD Supply Holdings*	26,570	1,142

	Number of Shares	Value (000)

Honeywell International	9,340	$1,163
Illinois Tool Works	9,830	1,298
Ingersoll-Rand PLC (Ireland)	17,660	1,401
Northrop Grumman	4,970	1,228
Raytheon	7,750	1,195
United Rentals*	9,110	1,166

		13,120

Information Technology — 9.4%
Accenture PLC, Cl A (Ireland)	9,690	1,187
Amdocs (Guernsey)	19,990	1,212
CDW	30,640	1,805
Cisco Systems	40,050	1,369
Intel	82,070	2,971
Lam Research	14,060	1,667
Texas Instruments	18,440	1,413

		11,624

Materials — 3.3%
Berry Plastics Group*	25,290	1,273
Dow Chemical	25,000	1,556
Nucor	19,270	1,206

		4,035

Real Estate Investment Trusts — 2.1%
Prologis REIT	29,700	1,516
Simon Property Group REIT	5,430	1,001

		2,517

Telecommunication Services — 2.4%
AT&T	42,060	1,758
Verizon Communications	25,130	1,247

		3,005

Utilities — 5.2%
American Electric Power	16,580	1,110
American Water Works	24,510	1,912
DTE Energy	11,220	1,138
WEC Energy Group	18,300	1,103
Xcel Energy	26,250	1,147

		6,410
Total Common Stocks
(Cost $102,585)		117,124
EXCHANGE-TRADED FUND — 2.5%
iShares Russell 1000 Value ETF†	26,500	3,091
Total Exchange-Traded Fund
(Cost $2,868)		3,091

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
MONEY MARKET FUND — 2.5%
PNC Government Money Market Fund,
Class I Shares 0.410%† (A)	3,109,427	$3,109

Total Money Market Fund
(Cost $3,109)		3,109

TOTAL INVESTMENTS — 99.9%
(Cost $108,562)**		123,324

Other Assets & Liabilities – 0.1%		156
TOTAL NET ASSETS — 100.0%		$123,480

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $108,698.

Gross unrealized appreciation (000)	$15,722
Gross unrealized depreciation (000)	(1,096)

Net unrealized appreciation (000)	$14,626

† Affiliated Holding. See Note 3 in Notes to Schedules of Investments.

(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2017 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$117,124	$–	$–	$117,124

Exchange-Traded Fund	3,091	–	–	3,091

Money Market Fund	3,109	–	–	3,109

Total Assets - Investments in Securities	$123,324	$–	$–	$123,324

There were no transfers between Levels during the nine-month period ended February 28, 2017.

See Notes to Schedules of Investments.

P N C  M u l t i - F a c t o r  S m a l l  C a p  C o r e  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y  2 8 ,  2 0 1 7    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 95.8%
Consumer Discretionary — 11.0%
Beazer Homes USA*	244,113	$ 2,978
Bright Horizons Family Solutions*	48,787	3,372
Cavco Industries*	30,401	3,625
Churchill Downs	30,090	4,522
DeVry Education Group	66,227	2,129
Helen of Troy (Bermuda)*	14,760	1,442
Liberty Global PLC, Cl A (United Kingdom)*	104,490	2,555
NACCO Industries, Cl A	39,534	2,550
Papa John’s International	24,744	1,953
Party City Holdco*#	105,187	1,520
Pool	12,602	1,446
Red Rock Resorts, Cl A	143,697	3,157
Standard Motor Products	74,855	3,591
Wolverine World Wide	100,312	2,525

		37,365

Consumer Staples — 2.6%
Adecoagro SA (Luxembourg)*	190,725	2,235
Fresh Del Monte Produce	51,624	2,988
SpartanNash	103,589	3,615

		8,838

Energy — 1.2%
Cosan, Cl A (Bermuda)	304,353	2,539
EnLink Midstream#	74,910	1,438

		3,977

Financials — 17.5%
Allegiance Bancshares*	53,900	1,989
Argo Group International Holdings (Bermuda)	55,785	3,735
Astoria Financial	136,275	2,520
Banner	32,184	1,870
Capital Bank Financial, Cl A	93,009	3,795
CenterState Banks	118,327	2,924
Employers Holdings	91,529	3,441
Essent Group (Bermuda)*	62,394	2,172
FBL Financial Group, Cl A	29,489	2,016
First Busey	125,615	3,884
First Financial Bancorp	120,452	3,343
First Merchants	62,765	2,518
First Midwest Bancorp	70,083	1,712
Heritage Insurance Holdings	114,183	1,685
Hope Bancorp	132,224	2,830
Mercantile Bank	110,909	3,709
Meta Financial Group	23,514	2,013
OneBeacon Insurance Group, Cl A	165,530	2,701
OneMain Holdings*	96,193	2,695
South State	52,258	4,677
WSFS Financial	62,103	2,832

		59,061

Healthcare — 15.5%
ANI Pharmaceuticals*	63,106	3,728
Cantel Medical	61,899	5,082
Dyax* (A) (B)	51,786	57
Enanta Pharmaceuticals*	61,644	1,777
Exelixis*	123,204	2,653
Glaukos*	53,697	2,443
HealthSouth	61,894	2,619
ICON PLC (Ireland)*	16,774	1,405
ICU Medical*	16,866	2,537

	Number of Shares	Value (000)

INC Research Holdings, Cl A*	28,835	$ 1,259
Inovalon Holdings, Cl A*#	149,559	1,795
Ironwood Pharmaceuticals*	201,187	3,398
Medidata Solutions*	41,655	2,329
Minerva Neurosciences*#	167,153	1,463
Molina Healthcare*	26,696	1,295
Natus Medical*	52,914	1,959
NuVasive*	34,676	2,592
PAREXEL International*	21,824	1,412
PRA Health Sciences*	42,186	2,489
Supernus Pharmaceuticals*	130,528	3,354
U.S. Physical Therapy	42,576	3,221
Vanda Pharmaceuticals*	242,009	3,449

		52,316

Industrials — 13.1%
Alamo Group	40,948	3,077
American Woodmark*	24,303	2,101
CECO Environmental	147,200	1,663
Comfort Systems USA	80,115	3,056
Curtiss-Wright	31,944	3,125
Douglas Dynamics	69,709	2,325
EMCOR Group	59,419	3,653
EnerSys	37,453	2,874
Hawaiian Holdings*	40,194	1,956
Moog, Cl A*	51,082	3,452
Multi-Color	40,586	2,910
RBC Bearings*	31,450	2,934
TriNet Group*	80,168	2,153
Triton International (Bermuda)	78,245	1,934
Universal Forest Products	44,321	4,246
Veritiv*	50,316	2,800

		44,259

Information Technology — 17.7%
Anixter International*	40,516	3,375
Aspen Technology*	38,566	2,242
CACI International, Cl A*	15,248	1,912
CoreLogic*	93,296	3,656
Diebold Nixdorf	125,595	3,793
Envestnet*	80,448	3,109
EVERTEC (Puerto Rico)	196,736	3,315
Kulicke & Soffa Industries*	196,683	4,026
Littelfuse	24,540	3,962
Mellanox Technologies (Israel)*#	84,484	4,089
Microsemi*	64,201	3,327
MKS Instruments	59,333	3,892
Novanta (Canada)*	134,516	3,269
Plantronics	37,604	2,014
Qualys*	47,041	1,644
Sanmina*	108,157	4,218
Silicon Laboratories*	45,852	3,095
Take-Two Interactive Software*	65,329	3,723
Tech Data*	15,287	1,330

		59,991

Materials — 4.8%
Berry Plastics Group*	49,093	2,471
Innophos Holdings	92,519	4,903
Minerals Technologies	40,789	3,151
Neenah Paper	20,870	1,529
PolyOne	54,849	1,847

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Materials — continued
SunCoke Energy*	258,314	$2,518

		16,419

Real Estate Investment Trusts — 7.1%
Agree Realty REIT	85,845	4,261
American Assets Trust REIT	42,218	1,858
ARMOUR Residential REIT	78,606	1,768
CoreCivic REIT	116,778	3,935
CorEnergy Infrastructure Trust REIT	66,109	2,359
Forestar Group*	143,788	1,912
Medical Properties Trust REIT	129,163	1,733
PS Business Parks REIT	29,056	3,377
Summit Hotel Properties REIT	175,219	2,697

		23,900

Telecommunication Services — 1.0%
Boingo Wireless*	133,886	1,461
IDT, Cl B	102,659	1,981

		3,442

Utilities — 4.3%
Dynegy*	342,020	2,750
NRG Yield, Cl C	270,001	4,698
Pampa Energia SA, ADR (Argentina)*	65,193	2,984
SJW Group	53,816	2,612
WGL Holdings	17,315	1,445

		14,489

Total Common Stocks
(Cost $271,393)		324,057

MASTER LIMITED PARTNERSHIPS — 2.6%
Energy — 1.9%
Alliance Resource Partners LP#	160,123	3,659
Cheniere Energy Partners LP#	80,685	2,643

		6,302

Financials — 0.7%
Ares Management LP#	113,475	2,451
Total Master Limited Partnerships
(Cost $7,679)		8,753

MONEY MARKET FUND — 2.7%
PNC Government Money Market Fund,
Class I Shares 0.410%† (C)	8,945,475	8,945

Total Money Market Fund
(Cost $8,945)		8,945

Total Investments Before Short-Term Investments Purchased with
Collateral from Securities Loaned – 101.1%
(Cost $288,017)		341,755

	Number of Shares	Value (000)
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 3.3%
Affiliated Money Market Fund — 2.7%
PNC Government Money Market Fund,
Class I Shares 0.410%† (C)	9,234,441	$9,234

Money Market Fund — 0.6%
Morgan Stanley Institutional Liquidity Funds Government Portfolio,
Institutional Class 0.480% (C)	2,022,154	2,022

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $11,256)		11,256
TOTAL INVESTMENTS — 104.4%
(Cost $299,273)**		353,011

Other Assets & Liabilities – (4.4)%		(14,768)
TOTAL NET ASSETS — 100.0%		$338,243

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $300,113.

Gross unrealized appreciation (000)	$56,834
Gross unrealized depreciation (000)	(3,936)

Net unrealized appreciation (000)	$52,898

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $10,811 (000).
(A)	Illiquid Security. Total value of illiquid securities is $57 (000) and represents less than 0.1% of net assets as of February 28, 2017.
(B)	Security fair valued using methods approved by the Board of Trustees.
(C)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

P N C     M u l t i - F a c t o r   S m a l l C a p   C o r e  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y  2 8 ,  2 0 1 7    ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2017 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$324,000	$–	$57	$324,057

Master Limited Partnerships	8,753	–	–	8,753

Money Market Fund	8,945	–	–	8,945

Short-Term Investments Purchased With Collateral From Securities Loaned	11,256	–	–	11,256

Total Assets - Investments in Securities	$352,954	$–	$57	$353,011

There were no transfers between Levels during the nine-month period ended February 28, 2017.

See Notes to Schedules of Investments.

P N C    M u l t i-F a c t o r    S m a l l    C a p    G r o w t h     F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y     2 8 ,    2 0 1 7    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 98.3%
Consumer Discretionary — 15.0%
American Axle & Manufacturing Holdings*	60,407	$1,197
Beazer Homes USA*	38,625	471
Bright Horizons Family Solutions*	18,263	1,262
CalAtlantic Group	19,194	678
Cavco Industries*	8,731	1,041
Churchill Downs	7,363	1,107
Francesca’s Holdings*	52,471	890
Grand Canyon Education*	15,621	959
Helen of Troy (Bermuda)*	11,680	1,141
Horizon Global*	49,714	909
Iconix Brand Group*	84,557	652
LCI Industries	8,236	887
Papa John’s International	7,014	554
Party City Holdco*#	61,037	882
Pool	13,667	1,568
Standard Motor Products	11,225	538
Taylor Morrison Home, Cl A*	28,482	573
Tenneco*	15,785	1,015
Thor Industries	9,978	1,106
ZAGG*	90,725	549

		17,979

Consumer Staples — 3.3%
Fresh Del Monte Produce	27,650	1,600
J&J Snack Foods	7,250	970
Lancaster Colony	6,807	897
Nomad Foods (Virgin Islands)*	43,457	468

		3,935

Energy — 0.5%
U.S. Silica Holdings	11,127	563

Financials — 5.1%
BNC Bancorp	31,004	1,115
Employers Holdings	30,436	1,144
First Busey	37,716	1,166
First Commonwealth Financial	51,619	719
Horace Mann Educators	19,145	802
Navigators Group	21,416	1,179

		6,125

Healthcare — 22.4%
Amphastar Pharmaceuticals*	35,621	551
Array BioPharma*	124,216	1,428
BioSpecifics Technologies*	20,685	1,094
Cambrex*	12,823	723
Cantel Medical	24,661	2,025
Charles River Laboratories International*	10,401	905
Cotiviti Holdings*	30,708	1,151
CryoLife*	31,391	502
Cytokinetics*	51,932	550
Dyax* (A) (B)	28,169	31
Eagle Pharmaceutical*#	6,732	516
Exact Sciences*#	25,642	552
Exelixis*	60,365	1,300
HealthSouth	39,517	1,672
ICON PLC (Ireland)*	17,370	1,455
INC Research Holdings, Cl A*	24,668	1,077
Ligand Pharmaceuticals*#	5,518	577
MacroGenics*	48,526	1,026
Masimo*	9,032	816

	Number of Shares	Value (000)

Medidata Solutions*	14,184	$793
Molina Healthcare*	28,378	1,377
Momenta Pharmaceuticals*	50,518	780
NuVasive*	12,439	930
Omnicell*	28,767	1,094
PAREXEL International*	10,648	689
Penumbra*	8,449	649
PRA Health Sciences*	9,650	569
Supernus Pharmaceuticals*	28,191	725
Xencor*	51,783	1,287

		26,844

Industrials — 15.9%
AZZ	17,421	1,022
Beacon Roofing Supply*	24,199	1,100
Comfort Systems USA	34,549	1,318
Curtiss-Wright	13,708	1,341
Deluxe	15,543	1,144
Douglas Dynamics	25,187	840
Dycom Industries*	19,258	1,583
EnerSys	8,158	626
Global Brass & Copper Holdings	31,741	1,068
John Bean Technologies	13,067	1,168
MasTec*	22,464	882
Matthews International, Cl A	31,786	2,093
Mueller Industries	34,215	1,431
Multi-Color	10,029	719
Patrick Industries*	14,007	1,118
Teledyne Technologies*	4,765	626
Vectrus*	40,401	978

		19,057

Information Technology — 23.8%
Aspen Technology*	24,993	1,453
Belden	10,963	775
Cardtronics PLC, Cl A (United Kingdom)*	11,552	509
Celestica (Canada)*	140,373	1,857
ChipMOS TECHNOLOGIES, ADR (Taiwan)#	34,951	546
CoreLogic*	30,919	1,212
Euronet Worldwide*	19,047	1,577
EVERTEC (Puerto Rico)	72,567	1,223
Exar*	85,037	889
ExlService Holdings*	31,400	1,402
Fair Isaac	13,134	1,708
Integrated Device Technology*	30,955	740
j2 Global	11,678	951
LogMeIn*	14,733	1,352
Methode Electronics	32,653	1,355
Microsemi*	33,710	1,747
NETGEAR*	20,252	1,110
NIC	69,149	1,459
RealPage*	46,035	1,554
RingCentral, Cl A*	35,922	959
Sanmina*	17,927	699
Sapiens International NV (Curacao)	70,106	1,015
Silicon Laboratories*	22,225	1,500
Take-Two Interactive Software*	16,533	942

		28,534

Materials — 4.2%
Berry Plastics Group*	12,777	643
GCP Applied Technologies*	38,803	1,022

See Notes to Schedules of Investments.

P N C    M u l t i-F a c t o r    S m a l l    C a p    G r o w t h    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y  2 8 ,  2 0 1 7    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Materials — continued
Innospec	16,445	$1,074
Neenah Paper	21,200	1,553
Orion Engineered Carbons SA (Luxembourg)	39,035	812

		5,104

Real Estate Investment Trusts — 5.5%
Armada Hoffler Properties REIT	73,789	1,029
CorEnergy Infrastructure Trust REIT	32,955	1,176
GEO Group REIT	25,425	1,210
Gladstone Commercial REIT	29,466	613
Government Properties Income Trust REIT	45,586	940
RE/MAX Holdings, Cl A	17,004	978
Ryman Hospitality Properties REIT	10,751	693

		6,639

Telecommunication Services — 0.7%
Boingo Wireless*	79,177	864

Utilities — 1.9%
NRG Yield, Cl A	72,862	1,225
SJW Group	11,270	547
Unitil	13,209	589

		2,361

Total Common Stocks (Cost $96,503)		118,005

MONEY MARKET FUND — 3.9%
PNC Government Money Market Fund, Class I Shares 0.410%† (C)	4,640,949	4,641

Total Money Market Fund (Cost $4,641)		4,641

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 102.2% (Cost $101,144)		122,646

	Number of Shares	Value (000)
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 2.2%
Affiliated Money Market Fund — 1.8%
PNC Government Money Market Fund, Class I Shares 0.410%† (C)	2,153,309	$2,153

Money Market Fund — 0.4%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 0.480% (C)	471,531	472
Total Short-Term Investments Purchased With Collateral From Securities Loaned
(Cost $2,625)		2,625

TOTAL INVESTMENTS — 104.4%
(Cost $103,769)**		125,271
Other Assets & Liabilities – (4.4)%		(5,270)
TOTAL NET ASSETS — 100.0%		$120,001

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $104,186.

Gross unrealized appreciation (000)	$22,438
Gross unrealized depreciation (000)	(1,353)

Net unrealized appreciation (000)	$21,085

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $2,529 (000).
(A)	Illiquid Security. Total value of illiquid securities is $31 (000) and represents less than 0.1% of net assets as of February 28, 2017.
(B)	Security fair valued using methods approved by the Board of Trustees.
(C)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2017 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$117,974	$–	$31	$118,005

Money Market Fund	4,641	–	–	4,641

Short-Term Investments Purchased With Collateral From Securities Loaned	2,625	–	–	2,625

Total Assets - Investments in Securities	$125,240	$–	$31	$125,271

There were no transfers between Levels during the nine-month period ended February 28, 2017.

See Notes to Schedules of Investments.

P N C  M u l t i - F a c t o r  S m a l l  C a p  V a l u e  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y  2 8 ,  2 0 1 7    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 95.4%
Consumer Discretionary — 9.4%
Amaya (Canada)*	15,470	$224
American Axle & Manufacturing Holdings*	19,346	383
American Eagle Outfitters	19,993	317
Cooper-Standard Holding*	1,527	171
Ethan Allen Interiors	6,109	176
Francesca’s Holdings*	7,406	126
GNC Holdings, Cl A#	12,634	105
LGI Homes*#	8,047	233
Lions Gate Entertainment, Cl B (Canada)*	3,043	76
Lithia Motors, Cl A	1,871	179
Meredith	3,771	236
NACCO Industries, Cl A	2,570	166
Party City Holdco*#	11,513	166
Steven Madden*	7,626	285

		2,843

Consumer Staples — 3.0%
Nomad Foods (Virgin Islands)*	30,758	331
SpartanNash	9,761	341
Universal	3,521	238

		910

Energy — 3.4%
Archrock	17,970	245
Atwood Oceanics*	17,999	189
Hallador Energy	24,656	207
Noble PLC (United Kingdom)	18,475	123
Overseas Shipholding Group, Cl A	27,991	140
Seadrill (Bermuda)*#	74,049	130

		1,034

Financials — 34.6%
American Equity Investment Life Holding	9,661	260
Ares Commercial Real Estate REIT	32,435	439
Banco Latinoamericano de Comercio Exterior SA, Cl E (Panama)	21,025	592
Brookline Bancorp	11,948	189
Camden National	3,974	169
Cardinal Financial	22,909	716
Citizens & Northern	5,226	123
Community Bank System	4,213	250
CYS Investments REIT	20,773	167
Dime Community Bancshares	15,347	330
Dynex Capital REIT	37,493	257
EMC Insurance Group	4,464	124
Enova International*	29,541	424
First BanCorp (Puerto Rico)*	64,114	409
First Commonwealth Financial	28,793	401
FNB	9,291	145
Fulton Financial	24,628	471
Heartland Financial USA	4,851	240
Horace Mann Educators	6,263	262
International Bancshares	9,124	347
Lakeland Bancorp	10,433	206
Maiden Holdings (Bermuda)	37,743	583
Medley Management, Cl A	41,380	387
MTGE Investment REIT	10,698	177
NMI Holdings, Cl A*	45,773	508
Prospect Capital#	54,859	514
Regional Management*	5,294	111
S&T Bancorp	6,159	219

	Number of Shares	Value (000)

South State	5,188	$464
Stonegate Bank	3,541	164
Umpqua Holdings	14,822	279
Univest Corporation of Pennsylvania	8,411	234
Waterstone Financial	7,147	133
World Acceptance*	2,327	122

		10,416

Healthcare — 3.6%
AMAG Pharmaceuticals*	8,529	191
INC Research Holdings, Cl A*	2,738	120
Landauer	7,885	412
Meridian Bioscience	9,286	119
Supernus Pharmaceuticals*	8,825	227

		1,069

Industrials — 13.1%
AAR	8,591	296
ACCO Brands*	9,448	127
American Railcar Industries#	8,586	383
Argan	3,553	245
Barrett Business Services	4,110	263
Ennis	12,462	204
General Cable	15,285	255
Global Brass & Copper Holdings	7,513	253
Greenbrier#	8,023	337
Harsco*	8,736	123
National Presto Industries#	1,494	149
Navigant Consulting*	13,016	303
Ritchie Bros. Auctioneers (Canada)	5,930	200
RPX*	14,467	155
Viad	3,388	160
Wabash National	15,011	317
Wesco Aircraft Holdings*	15,296	185

		3,955

Information Technology — 8.8%
Bel Fuse, Cl B	8,971	234
Black Box	11,164	100
EVERTEC (Puerto Rico)	16,805	283
Knowles*	11,806	223
ManTech International, Cl A	3,946	145
Mentor Graphics	4,611	171
Photronics*	11,329	121
Plexus*	3,099	174
Sanmina*	13,707	535
Tech Data*	1,379	120
Xcerra*	30,986	271
Xperi	4,745	170
Zynga, Cl A*	36,814	98

		2,645

Materials — 3.9%
Braskem SA, ADR (Brazil)	7,291	150
Chase	2,506	229
Clearwater Paper*	3,543	197
Hecla Mining	23,854	133
Olympic Steel	5,603	135
Orion Engineered Carbons SA (Luxembourg)	5,893	123
SunCoke Energy*	21,809	213

		1,180

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Real Estate Investment Trusts — 8.4%
Ashford Hospitality Trust REIT	63,125	$415
CoreSite Realty REIT	1,557	140
DiamondRock Hospitality REIT	38,588	419
Forestar Group*	12,946	172
Monmouth Real Estate Investment REIT	20,533	300
Select Income REIT	19,096	496
Summit Hotel Properties REIT	26,490	408
Xinyuan Real Estate, ADR (Cayman Islands)#	36,797	182
		2,532

Telecommunication Services — 1.1%
8x8*	8,356	126
Consolidated Communications Holdings#	8,703	196
		322
Utilities — 6.1%
Cia Paranaense de Energia, Cl P, ADR (Brazil)#	58,433	624
El Paso Electric	4,839	236
NorthWestern	6,740	394
Otter Tail	3,131	118
Spire	7,266	479
		1,851

Total Common Stocks
(Cost $25,289)		28,757

MASTER LIMITED PARTNERSHIPS — 1.7%
Energy — 1.7%
Alliance Resource Partners LP#	17,892	409
KNOT Offshore Partners LP (Marshall Islands)	5,266	116
		525

Total Master Limited Partnerships
(Cost $533)		525

MONEY MARKET FUND — 2.3%
PNC Government Money Market Fund,
Class I Shares 0.410%† (A)	697,534	698

Total Money Market Fund
(Cost $698)		698

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 99.4%
(Cost $26,520)		29,980

	Number of Shares	Value (000)
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 11.3%
Affiliated Money Market Fund — 9.3%
PNC Government Money Market Fund,
Class I Shares 0.410%† (A)	2,789,413	$2,789

Money Market Fund — 2.0%
Morgan Stanley Institutional Liquidity Funds
Government Portfolio,
Institutional Class 0.480% (A)	610,824	611

Total Short-Term Investments Purchased With Collateral From Securities Loaned
(Cost $3,400)		3,400

TOTAL INVESTMENTS — 110.7%
(Cost $29,920)**		33,380

Other Assets & Liabilities – (10.7)%		(3,239)

TOTAL NET ASSETS — 100.0%		$30,141

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $30,013.

Gross unrealized appreciation (000)	$4,332
Gross unrealized depreciation (000)	(965)

Net unrealized appreciation (000)	$3,367

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $3,220 (000).
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

P N C  M u l t i - F a c t o r  S m a l l  C a p  V a l u e  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y  2 8 ,  2 0 1 7    ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2017 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$28,757	$–	$–	$28,757

Master Limited Partnerships	525	–	–	525

Money Market Fund	698	–	–	698

Short-Term Investments Purchased With Collateral From Securities Loaned	3,400	–	–	3,400

Total Assets - Investments in Securities	$33,380	$–	$–	$33,380

There were no transfers between Levels during the nine-month period ended February 28, 2017.

See Notes to Schedules of Investments.

P N C  S & P  5 0 0  I n d e x  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y  2 8 ,  2 0 1 7    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 98.1%
Consumer Discretionary — 11.9%
Advance Auto Parts	570	$89
Amazon.com*	3,061	2,587
AutoNation*	510	23
AutoZone*	225	166
Bed Bath & Beyond	1,179	48
Best Buy	2,117	93
BorgWarner	1,555	66
CarMax*	1,476	95
Carnival (Panama)	3,254	182
CBS, Cl B	3,043	201
Charter Communications, Cl A*	1,681	543
Chipotle Mexican Grill*	225	94
Coach	2,175	83
Comcast, Cl A	36,996	1,384
D.R. Horton	2,633	84
Darden Restaurants	955	71
Delphi Automotive PLC (Jersey)	2,102	160
Discovery Communications, Cl A*	1,178	34
Discovery Communications, Cl C*	1,712	48
Dollar General	1,972	144
Dollar Tree*	1,832	141
Expedia	937	112
Foot Locker	1,050	79
Ford Motor	30,289	380
Gap	1,703	42
Garmin (Switzerland)	893	46
General Motors	10,765	397
Genuine Parts	1,154	110
Global Payments	1,192	95
Goodyear Tire & Rubber	2,025	71
H&R Block	1,700	35
Hanesbrands	2,932	59
Harley-Davidson	1,371	77
Harman International Industries	541	60
Hasbro	871	84
Home Depot	9,452	1,370
Interpublic Group	3,080	74
Kohl’s	1,370	58
L Brands	1,865	98
Leggett & Platt	1,038	51
Lennar, Cl A	1,526	74
LKQ*	2,386	75
Lowe’s	6,749	502
Macy’s	2,373	79
Marriott International, Cl A	2,484	216
Mattel	2,654	68
McDonald’s	6,444	823
Michael Kors Holdings (Virgin Islands)*	1,275	47
Mohawk Industries*	489	111
Netflix*	3,330	473
Newell Brands	3,742	184
News, Cl A	2,964	38
News, Cl B	930	12
NIKE, Cl B	10,369	593
Nordstrom#	901	42
Omnicom Group	1,831	156
O’Reilly Automotive*	733	199
Priceline Group*	381	657
PulteGroup	2,310	51
PVH	616	56
Ralph Lauren	438	35

	Number of Shares	Value (000)

Ross Stores	3,078	$211
Royal Caribbean Cruises (Liberia)	1,297	125
Scripps Networks Interactive, Cl A	739	60
Signet Jewelers (Bermuda)	540	34
Staples	5,048	45
Starbucks	11,294	642
Target	4,359	256
TEGNA	1,664	43
Tiffany	830	76
Time Warner	5,984	588
TJX	5,059	397
Tractor Supply	1,017	72
TripAdvisor*	887	37
Twenty-First Century Fox, Cl A	8,218	246
Twenty-First Century Fox, Cl B	3,781	111
Ulta Salon Cosmetics & Fragrance*	455	124
Under Armour, Cl A*#	1,427	29
Under Armour, Cl C*	1,435	27
Urban Outfitters*	686	18
VF	2,569	135
Viacom, Cl B	2,695	117
Walt Disney	11,362	1,251
Whirlpool	582	104
Wyndham Worldwide	835	70
Wynn Resorts	617	59
Yum! Brands	2,706	177
		19,179

Consumer Staples — 9.3%
Altria Group	15,136	1,134
Archer-Daniels-Midland	4,465	210
Brown-Forman, Cl B	1,416	69
Campbell Soup	1,503	89
Church & Dwight	2,007	100
Clorox	998	137
Coca-Cola	30,125	1,264
Colgate-Palmolive	6,898	503
Conagra Brands	3,229	133
Constellation Brands, Cl A	1,378	219
Costco Wholesale	3,391	601
Coty,Cl A	3,649	69
CVS Health	8,276	667
Dr Pepper Snapple Group	1,427	133
Estee Lauder, Cl A	1,725	143
General Mills	4,589	277
Hershey	1,082	117
Hormel Foods	2,094	74
J.M. Smucker	903	128
Kellogg	1,961	145
Kimberly-Clark	2,779	368
Kraft Heinz	4,627	423
Kroger	7,327	233
McCormick	889	87
Mead Johnson Nutrition	1,434	126
Molson Coors Brewing, Cl B	1,430	144
Mondelez International, Cl A	11,985	526
Monster Beverage*	3,145	130
PepsiCo	11,130	1,229
Philip Morris International	12,040	1,317
Procter & Gamble	20,768	1,891
Reynolds American	6,418	395
Sysco	3,904	206

See Notes to Schedules of Investments.

P N C  S & P  5 0 0  I n d e x  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y  2 8 ,  2 0 1 7    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Consumer Staples — continued
Tyson Foods, Cl A	2,254	$ 141
Walgreens Boots Alliance	6,641	574
Wal-Mart Stores	11,686	829
Whole Foods Market	2,471	76
		14,907

Energy — 6.6%
Anadarko Petroleum	4,338	280
Apache	2,944	155
Baker Hughes	3,281	198
Cabot Oil & Gas	3,609	79
Chesapeake Energy*	5,785	32
Chevron	14,650	1,648
Cimarex Energy	737	93
Concho Resources*	1,132	150
ConocoPhillips	9,616	457
Devon Energy	4,064	176
Enbridge (Canada)	5,357	224
EOG Resources	4,473	434
EQT	1,341	80
Exxon Mobil	32,181	2,617
Halliburton	6,708	359
Helmerich & Payne	839	57
Hess	2,069	106
Kinder Morgan	14,898	317
Marathon Oil	6,574	105
Marathon Petroleum	4,096	203
Murphy Oil	1,257	36
National Oilwell Varco	2,930	118
Newfield Exploration*	1,530	56
Noble Energy	3,326	121
Occidental Petroleum	5,931	389
ONEOK	1,634	88
Phillips 66	3,437	269
Pioneer Natural Resources	1,317	245
Range Resources	1,458	40
Schlumberger (Curacao)	10,798	868
Southwestern Energy*	3,809	29
TechnipFMC PLC (United Kingdom)*	3,647	118
Tesoro	906	77
Transocean (Switzerland)*	3,020	42
Valero Energy	3,513	239
Williams	5,303	150
		10,655

Financials — 15.8%
Affiliated Managers Group	426	72
Aflac	3,166	229
Allstate	2,857	235
American Express	5,967	478
American International Group	7,572	484
Ameriprise Financial	1,227	161
Aon PLC (United Kingdom)	2,040	236
Arthur J Gallagher	1,380	79
Assurant	443	44
Bank of America	78,423	1,936
BB&T	6,297	304
Berkshire Hathaway, Cl B*	14,736	2,526
BlackRock†	940	364
BNY Mellon	8,205	387
Capital One Financial	3,741	351

	Number of Shares	Value (000)

Charles Schwab	9,361	$ 378
Chubb (Switzerland)	3,611	499
Cincinnati Financial	1,163	85
Citigroup	22,117	1,323
Citizens Financial Group	3,973	148
CME Group	2,633	320
Comerica	1,337	95
Discover Financial Services	3,061	218
E*TRADE Financial*	2,124	73
Fifth Third Bancorp	5,863	161
Franklin Resources	2,692	116
Goldman Sachs Group	2,870	712
Hartford Financial Services Group	2,930	143
Huntington Bancshares	8,419	119
Intercontinental Exchange	4,622	264
Invesco (Bermuda)	3,170	102
JPMorgan Chase	27,771	2,517
KeyCorp	8,385	157
Leucadia National	2,514	67
Lincoln National	1,773	124
Loews	2,144	101
M&T Bank	1,202	201
Marsh & McLennan	4,000	294
Mastercard, Cl A	7,386	816
MetLife	8,529	447
Moody’s	1,289	144
Morgan Stanley	11,191	511
Nasdaq	884	63
Navient	2,352	36
Northern Trust	1,651	144
People’s United Financial	2,416	46
PNC Financial Services Group†	3,776	480
Principal Financial Group	2,075	130
Progressive	4,503	176
Prudential Financial	3,338	369
Regions Financial	9,552	146
S&P Global	2,011	260
State Street	2,812	224
SunTrust Banks	3,809	227
Synchrony Financial	6,086	221
T. Rowe Price Group	1,888	134
Torchmark	856	66
Travelers	2,203	269
U.S. Bancorp	12,400	682
Unum Group	1,802	88
Visa, Cl A	14,494	1,275
Wells Fargo	35,081	2,031
Willis Towers Watson PLC (Ireland)	997	128
XL Group (Bermuda)	2,086	84
Zions Bancorporation	1,580	71
		25,371

Healthcare — 13.5%
Abbott Laboratories	13,484	608
AbbVie	12,612	780
Aetna	2,722	351
Agilent Technologies	2,518	129
Alexion Pharmaceuticals*	1,740	228
Allergan PLC (Ireland)	2,910	712
AmerisourceBergen	1,296	119
Amgen	5,773	1,019
Anthem	2,044	337

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Healthcare — continued
Baxter International	3,799	$ 193
Becton Dickinson	1,648	302
Biogen*	1,689	487
Boston Scientific*	10,568	259
Bristol-Myers Squibb	12,971	736
C.R. Bard	570	140
Cardinal Health	2,483	202
Celgene*	6,015	743
Centene*	1,325	93
Cerner*	2,345	129
Cigna	1,992	297
Cooper	378	75
DaVita*	1,226	85
DENTSPLY SIRONA	1,791	114
Edwards Lifesciences*	1,659	156
Eli Lilly	7,539	624
Endo International PLC (Ireland)*	1,540	21
Envision Healthcare*	910	64
Express Scripts Holding*	4,786	338
Gilead Sciences	10,224	721
HCA Holdings*	2,268	198
Henry Schein*	625	107
Hologic*	2,160	88
Humana	1,157	244
IDEXX Laboratories*	695	101
Illumina*	1,139	191
Incyte*	1,348	179
Intuitive Surgical*	300	221
Johnson & Johnson	21,113	2,580
Laboratory Corporation of America Holdings*	800	114
Mallinckrodt PLC (Ireland)*	822	43
McKesson	1,754	263
Medtronic PLC (Ireland)	10,655	862
Merck	21,398	1,410
Mettler-Toledo International*	205	98
Mylan NV (Netherlands)*	3,571	149
Patterson	647	29
PerkinElmer	850	46
Perrigo PLC (Ireland)	1,112	83
Pfizer	47,097	1,607
Quest Diagnostics	1,075	105
Regeneron Pharmaceuticals*	586	219
Stryker	2,412	310
Thermo Fisher Scientific	3,066	484
UnitedHealth Group	7,386	1,222
Universal Health Services, Cl B	695	87
Varian Medical Systems*	724	61
Vertex Pharmaceuticals*	1,924	174
Waters*	626	97
Zimmer Biomet Holdings	1,555	182
Zoetis	3,831	204
		21,820

Industrials — 10.2%
3M	4,667	870
Acuity Brands	342	72
Alaska Air Group	957	94
Allegion PLC (Ireland)	744	54
American Airlines Group	4,019	186
AMETEK	1,796	97
Arconic	3,402	98

	Number of Shares	Value (000)

Boeing	4,454	$803
C.H. Robinson Worldwide	1,099	88
Caterpillar	4,540	439
Cintas	667	79
CSX	7,269	353
Cummins	1,196	178
Danaher	4,723	404
Deere	2,245	246
Delta Air Lines	5,714	285
Dover	1,204	96
Dun & Bradstreet	285	30
Eaton PLC (Ireland)	3,506	252
Emerson Electric	4,988	300
Equifax	929	122
Expeditors International of Washington	1,400	79
Fastenal	2,243	112
FedEx	1,896	366
Flowserve	1,012	47
Fluor	1,080	60
Fortive	2,335	135
Fortune Brands Home & Security	1,196	69
General Dynamics	2,220	421
General Electric	68,657	2,047
Honeywell International	5,915	736
Illinois Tool Works	2,452	324
Ingersoll-Rand PLC (Ireland)	2,005	159
J.B. Hunt Transport Services	678	67
Jacobs Engineering Group	937	53
Johnson Controls International PLC (Ireland)	7,270	305
Kansas City Southern	833	74
L3 Technologies	600	101
Lockheed Martin	1,955	521
Masco	2,548	86
Nielsen Holdings PLC (United Kingdom)	2,608	116
Norfolk Southern	2,265	274
Northrop Grumman	1,368	338
PACCAR	2,719	182
Parker-Hannifin	1,035	160
Pentair PLC (Ireland)	1,295	75
Pitney Bowes	1,442	20
Quanta Services*	1,173	44
Raytheon	2,279	351
Republic Services	1,793	111
Robert Half International	999	48
Rockwell Automation	994	150
Rockwell Collins	1,010	96
Roper Technologies	787	165
Ryder System	416	32
Snap-on	451	76
Southwest Airlines	4,777	276
Stanley Black & Decker	1,168	148
Stericycle*	660	55
Textron	2,096	99
TransDigm Group*	387	98
Union Pacific	6,395	690
United Continental Holdings*	2,241	166
United Parcel Service, Cl B	5,349	566
United Rentals*	655	84
United Technologies	5,942	669
Verisk Analytics*	1,207	100
W.W. Grainger	426	106
Waste Management	3,156	231

See Notes to Schedules of Investments.

P N C     S & P     5 0 0     I n d e x     F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y     2 8,    2 0 1 7    (U n a u d i t e d)

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Industrials — continued
Xylem	1,392	$ 67
		16,501

Information Technology — 19.7%
Accenture PLC, Cl A (Ireland)	4,813	590
Activision Blizzard	5,306	239
Adobe Systems*	3,859	457
Akamai Technologies*	1,345	84
Alliance Data Systems	448	109
Alphabet, Cl A*	2,298	1,942
Alphabet, Cl C*	2,302	1,895
Amphenol, Cl A	2,393	166
Analog Devices	2,391	196
Apple	41,385	5,669
Applied Materials	8,387	304
Autodesk*	1,520	131
Automatic Data Processing	3,502	359
Broadcom (Singapore)	3,082	650
CA	2,433	79
Cisco Systems	38,958	1,332
Citrix Systems*	1,209	95
Cognizant Technology Solutions, Cl A*	4,709	279
Corning	7,381	204
CSRA	1,130	34
eBay*	8,069	274
Electronic Arts*	2,343	203
F5 Networks*	507	73
Facebook, Cl A*	18,167	2,462
Fidelity National Information Services	2,547	210
First Solar*#	605	22
Fiserv*	1,685	194
FLIR Systems	1,057	39
Harris	964	106
Hewlett Packard	12,929	295
HP	13,277	231
Intel	36,779	1,331
International Business Machines	6,713	1,207
Intuit	1,892	237
Juniper Networks	2,951	83
KLA-Tencor	1,212	109
Lam Research	1,263	150
Linear Technology	1,866	121
Microchip Technology	1,676	122
Micron Technology*	8,082	189
Microsoft	60,345	3,861
Motorola Solutions	1,287	102
NetApp	2,136	89
NVIDIA	4,184	425
Oracle	23,260	991
Paychex	2,498	153
PayPal Holdings*	8,708	366
Qorvo*	990	65
QUALCOMM	11,461	647
Red Hat*	1,393	115
salesforce.com*	4,953	403
Seagate Technology PLC (Ireland)	2,286	110
Skyworks Solutions	1,442	137
Symantec	4,837	138
TE Connectivity (Switzerland)	2,758	205
Teradata*	1,007	31
Texas Instruments	7,756	594

	Number	Value
	of Shares	(000)

Total System Services	1,282	$70
VeriSign*	707	58
Western Digital	2,214	170
Western Union	3,763	74
Xerox	6,609	49
Xilinx	1,960	115
Yahoo!*	6,813	311
		31,751

Materials — 2.8%
Air Products & Chemicals	1,687	237
Albemarle	872	88
Avery Dennison	690	56
Ball	1,356	100
CF Industries Holdings	1,808	57
Dow Chemical	8,704	542
E.I. du Pont de Nemours	6,746	530
Eastman Chemical	1,137	91
Ecolab	2,035	252
FMC	1,038	60
Freeport-McMoRan*	9,723	130
International Flavors & Fragrances	618	78
International Paper	3,191	168
LyondellBasell Industries NV, Cl A (Netherlands)	2,593	236
Martin Marietta Materials	492	106
Monsanto	3,398	387
Mosaic	2,717	85
Newmont Mining	4,118	141
Nucor	2,472	155
PPG Industries	2,048	210
Praxair	2,213	263
Sealed Air	1,501	70
Sherwin-Williams	627	193
Vulcan Materials	1,026	124
WestRock	1,948	104
		4,463

Real Estate Investment Trusts — 2.8%
American Tower REIT	3,303	379
Apartment Investment & Management, Cl A REIT	1,217	57
AvalonBay Communities REIT	1,065	196
Boston Properties REIT	1,193	166
CBRE Group, Cl A*	2,330	83
Crown Castle International REIT	2,798	262
Digital Realty Trust REIT	1,233	133
Equinix REIT	554	208
Equity Residential REIT	2,837	179
Essex Property Trust REIT	509	119
Extra Space Storage REIT	976	77
Federal Realty Investment Trust REIT	556	78
GGP REIT	4,531	113
HCP REIT	3,628	119
Host Hotels & Resorts REIT	5,741	103
Iron Mountain REIT	1,900	69
Kimco Realty REIT	3,298	80
Macerich REIT	937	63
Mid-America Apartment Communities REIT	880	90
Prologis REIT	4,103	209
Public Storage REIT	1,157	263
Realty Income REIT	2,007	123
Simon Property Group REIT	2,438	450

See Notes to Schedules of Investments.

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Real Estate Investment Trusts — continued
SL Green Realty REIT	786	$ 88
UDR REIT	2,073	76
Ventas REIT	2,748	179
Vornado Realty Trust REIT	1,334	147
Welltower REIT	2,812	198
Weyerhaeuser REIT	5,804	196
		4,503

Telecommunication Services — 2.4%
AT&T	47,660	1,992
CenturyLink#	4,244	103
Frontier Communications#	9,106	27
Level 3 Communications*	2,262	129
Verizon Communications	31,639	1,570
		3,821

Utilities — 3.1%
AES	5,116	59
Alliant Energy	1,765	70
Ameren	1,881	103
American Electric Power	3,815	256
American Water Works	1,381	108
CenterPoint Energy	3,344	91
CMS Energy	2,165	96
Consolidated Edison	2,365	182
Dominion Resources	4,863	378
DTE Energy	1,392	141
Duke Energy	5,346	441
Edison International	2,529	202
Entergy	1,389	106
Eversource Energy	2,462	144
Exelon	7,165	263
FirstEnergy	3,303	107
NextEra Energy	3,625	475
NiSource	2,504	60
NRG Energy	2,448	41
PG&E	3,923	262
Pinnacle West Capital	863	71
PPL	5,274	195
Public Service Enterprise Group	3,925	180
SCANA	1,108	77
Sempra Energy	1,940	214
Southern	7,605	386
WEC Energy Group	2,451	148
Xcel Energy	3,941	172
		5,028

Total Common Stocks
(Cost $60,258)		157,999

EXCHANGE-TRADED FUND — 1.0%
SPDR® S&P 500® ETF Trust	6,815	1,611

Total Exchange-Traded Fund
(Cost $1,578)		1,611

	Number of Shares	Value (000)
MONEY MARKET FUND — 0.8%
PNC Government Money Market Fund,
Class I Shares 0.410%† (A)	1,350,576	$1,351

Total Money Market Fund
(Cost $1,351)		1,351
Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 99.9%
(Cost $63,187)		160,961

SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED - 0.1%
Affiliated Money Market Fund — 0.1%
PNC Government Money Market Fund, Class I Shares 0.410%† (A)	174,912	175

Money Market Fund — 0.0%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 0.480% (A)	38,302	38

Total Short-Term Investments Purchased With Collateral From Securities Loaned
(Cost $213)		213

TOTAL INVESTMENTS — 100.0%
(Cost $63,400)**		161,174
Other Assets & Liabilities – 0.0%		(72)
TOTAL NET ASSETS — 100.0%		$161,102

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $69,091.

Gross unrealized appreciation (000)	$93,265
Gross unrealized depreciation (000)	(1,182)

Net unrealized appreciation (000)	$92,083

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $201 (000).
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

P N C    S & P    5 0 0     I n d e x     F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y  2 8 ,  2 0 1 7    ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2017 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$157,999	$–	$–	$157,999

Exchange-Traded Fund	1,611	–	–	1,611

Money Market Fund	1,351	–	–	1,351

Short-Term Investments Purchased With Collateral From Securities Loaned	213	–	–	213

Total Assets - Investments in Securities	$161,174	$–	$–	$161,174

There were no transfers between Levels during the nine-month period ended February 28, 2017.

See Notes to Schedules of Investments.

P N C     S m a l l     C a p     F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y  2 8 ,  2 0 1 7    (U n a u d i t e d)

	Number of Shares	Value (000)
COMMON STOCKS — 97.2%
Consumer Discretionary — 16.2%
American Axle & Manufacturing Holdings*	305,094	$6,047
Camping World Holdings, Cl A	366,266	12,882
Dorman Products*	428,515	33,493
Helen of Troy (Bermuda)*	155,338	15,176
LCI Industries	373,095	40,182
Lithia Motors, Cl A	360,259	34,466
Madison Square Garden, Cl A*	116,269	20,854
		163,100

Consumer Staples — 1.2%
Boston Beer, Cl A*	34,393	5,457
TreeHouse Foods*	72,558	6,173
		11,630

Energy — 0.1%
World Fuel Services	37,575	1,359

Financials — 32.9%
AMERISAFE	268,638	17,273
AmTrust Financial Services	1,299,505	29,889
Bank of the Ozarks	824,805	45,142
Credit Acceptance*#	139,943	28,053
Diamond Hill Investment Group* (A)	72,148	14,467
Eagle Bancorp*	648,387	40,362
Home BancShares	880,565	24,779
LegacyTexas Financial Group	777,628	33,119
National General Holdings (A)	1,200,561	29,222
PRA Group*	1,060,823	43,282
RLI	445,891	26,062
		331,650

Healthcare — 6.5%
AMN Healthcare Services*	279,236	11,490
Neogen*	541,625	35,130
PAREXEL International*	296,100	19,155
		65,775

Industrials — 23.8%
Astronics*	653,456	21,897
Colfax*	230,268	8,762
EnerSys	401,308	30,792
Exponent	353,249	20,294
Genesee & Wyoming, Cl A*	116,151	8,611
GP Strategies* (A)	338,208	8,337
HEICO	323,426	26,569
Insperity	137,672	11,461
John Bean Technologies	60,701	5,427
KLX*	293,419	14,771
On Assignment*	523,415	24,700
Patrick Industries*	299,975	23,953
WageWorks*	282,983	21,790
Wesco Aircraft Holdings*	1,009,089	12,210
		239,574

Information Technology — 8.2%
Manhattan Associates*	462,478	23,193
Open Text (Canada)	120,870	3,986
OSI Systems*	167,508	12,634
Tyler Technologies*	142,282	21,577

	Number of Shares	Value (000)

WEX*	187,802	$ 20,889
		82,279

Materials — 4.0%
Balchem	272,563	23,759
Neenah Paper	223,236	16,352
		40,111

Real Estate Investment Trusts — 4.3%
Colliers International Group (Canada) (A)	341,076	17,207
FirstService (Canada) (A)	453,025	26,181
		43,388

Total Common Stocks
(Cost $661,355)		978,866

MONEY MARKET FUND — 3.5%
PNC Government Money Market Fund, Class I Shares 0.410%† (B)	35,596,508	35,597

Total Money Market Fund
(Cost $35,597)		35,597
Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 100.7%
(Cost $696,952)		1,014,463

SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 2.8%
Affiliated Money Market Fund — 2.3%
PNC Government Money Market Fund, Class I Shares 0.410%† (B)	23,541,986	23,542

Money Market Fund — 0.5%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 0.480% (B)	5,155,214	5,155

Total Short-Term Investments Purchased With Collateral From Securities Loaned
(Cost $28,697)		28,697

TOTAL INVESTMENTS — 103.5%
(Cost $725,649)**		1,043,160

Other Assets & Liabilities – (3.5)%		(35,517)

TOTAL NET ASSETS — 100.0%		$1,007,643

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $735,377.

Gross unrealized appreciation (000)	$310,147
Gross unrealized depreciation (000)	(2,364)

Net unrealized appreciation (000)	$307,783

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $27,764 (000).
(A)	Security deemed to be partially illiquid. Total value of illiquid portion of such securities is $2,974 (000) and represents 0.3% of net assets as of February 28, 2017.
(B)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

PNC S mall C a p F und

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y    2 8 ,    2 0 1 7    (U n a u d i t e d)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2017 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$978,866	$–	$–	$978,866

Money Market Fund	35,597	–	–	35,597

Short-Term Investments Purchased With Collateral From Securities Loaned	28,697	–	–	28,697

Total Assets - Investments in Securities	$1,043,160	$–	$–	$1,043,160

There were no transfers between Levels during the nine-month period ended February 28, 2017.

See Notes to Schedules of Investments.

P N C     B o n d     F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y  2 8 ,  2 0 1 7    (U n a u d i t e d)

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 5.1%
Automotive — 2.5%
Fifth Third Auto Trust,
Series 2015-1, Cl A3
1.420%, 03/16/20	$375	$375
Ford Credit Auto Lease Trust,
Series 2016-A, Cl A2A
1.420%, 11/15/18	237	237
Ford Credit Auto Owner Trust,
Series 2016-A, Cl A3
1.390%, 07/15/20	85	85
Honda Auto Receivables Owner Trust,
Series 2016-2, Cl A3
1.390%, 04/15/20	130	130
Honda Auto Receivables Owner Trust,
Series 2016-3, Cl A4
1.330%, 11/18/22	200	198
Mercedes-Benz Auto Receivables Trust,
Series 2015-1, Cl A2A
0.820%, 06/15/18	106	106
Volkswagen Auto Lease Trust,
Series 2015-A, Cl A3
1.250%, 12/20/17	260	260
		1,391

Credit Cards — 2.1%
American Express Credit Account Master Trust,
Series 2017-1, Cl A
1.930%, 09/15/22	350	351
BA Credit Card Trust,
Series 2015-A2, Cl A
1.360%, 09/15/20	105	105
Capital One Multi-Asset Execution Trust,
Series 2016-A3, Cl A3
1.340%, 04/15/22	395	391
Synchrony Credit Card Master Note Trust,
Series 2012-6, Cl A
1.360%, 08/17/20	270	270
		1,117

Utilities — 0.5%
CenterPoint Energy Transition Bond LLC,
Series 2012-1, Cl A2
2.161%, 10/15/21	250	251

Total Asset-Backed Securities
(Cost $2,763)		2,759

CORPORATE BONDS — 31.4%
Automotive — 1.7%
Ford Motor
4.346%, 12/08/26	215	220
General Motors Financial
3.200%, 07/13/20	165	168
Toyota Motor Credit (MTN)
3.400%, 09/15/21	200	208
2.600%, 01/11/22	120	121
Volkswagen Group of America Finance LLC
1.423%, 05/23/17 (A) 144A	200	200
		917

	Par (000)	Value (000)

Cable — 1.4%
Comcast
3.200%, 07/15/36	$120	$108
Discovery Communications LLC
3.250%, 04/01/23	165	162
Scripps Networks Interactive
2.800%, 06/15/20	135	136
Thomson Reuters
1.650%, 09/29/17	180	180
Time Warner Cable
4.500%, 09/15/42	170	155
		741

Consumer Discretionary — 0.9%
Carnival
3.950%, 10/15/20	210	221
Hasbro
6.300%, 09/15/17	159	163
Marriott International
3.125%, 06/15/26	135	130
		514

Consumer Services — 0.2%
Automatic Data Processing
3.375%, 09/15/25	100	104

Consumer Staples — 0.4%
WhiteWave Foods
5.375%, 10/01/22	190	207

Energy — 2.3%
BP Capital Markets PLC
3.224%, 04/14/24	220	220
ConocoPhillips
6.500%, 02/01/39	85	107
Energy Transfer Partners LP
4.050%, 03/15/25	165	166
6.125%, 12/15/45	60	66
HollyFrontier
5.875%, 04/01/26	135	144
Kinder Morgan Energy Partners LP
6.500%, 04/01/20	71	79
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	127	151
Petroleos Mexicanos
6.000%, 03/05/20	105	113
Phillips 66
4.650%, 11/15/34	105	109
Valero Energy
3.400%, 09/15/26	105	101
		1,256

Financials — 10.1%
Bank of America (GMTN)
2.000%, 01/11/18	280	281
Bank of America (MTN)
4.000%, 04/01/24	160	167
4.200%, 08/26/24	215	222
BankUnited
4.875%, 11/17/25	155	155
BB&T (MTN)
2.050%, 05/10/21	110	109

See Notes to Schedules of Investments.

P N C     B o n d     F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y  2 8 ,  2 0 1 7    (U n a u d i t e d)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
Bear Stearns LLC
7.250%, 02/01/18	$105	$111
Capital One Financial
4.200%, 10/29/25	65	66
Capital One NA
2.400%, 09/05/19	250	251
Citigroup
2.050%, 12/07/18	195	196
4.450%, 09/29/27	130	133
3.887%, 01/10/28 (A)	110	111
Credit Suisse (GMTN)
5.400%, 01/14/20	120	129
Deutsche Bank AG
4.250%, 10/14/21 144A	205	207
Goldman Sachs Group
2.300%, 12/13/19	285	285
2.350%, 11/15/21	170	166
5.750%, 01/24/22	95	107
HSBC Holdings PLC
5.100%, 04/05/21	200	218
JPMorgan Chase
4.625%, 05/10/21	315	340
4.125%, 12/15/26	50	51
6.100%, 10/29/49 (A)	155	163
Morgan Stanley (GMTN)
2.125%, 04/25/18	175	176
Morgan Stanley (MTN)
2.625%, 11/17/21	250	248
4.100%, 05/22/23	105	109
Royal Bank of Canada
2.100%, 10/14/20	435	434
Santander UK PLC
5.000%, 11/07/23 144A	200	209
Toronto-Dominion Bank
3.625%, 09/15/31 (A)	110	108
Toronto-Dominion Bank (GMTN)
2.500%, 12/14/20	165	166
Visa
4.150%, 12/14/35	105	111
Wells Fargo
3.069%, 01/24/23	225	226
Westpac Banking
2.250%, 07/30/18	135	136
3.350%, 03/08/27	125	125
		5,516

Food, Beverage & Tobacco — 1.0%
Anheuser-Busch InBev Finance
4.700%, 02/01/36	80	86
4.900%, 02/01/46	95	105
Constellation Brands
3.875%, 11/15/19	210	219
Kraft Heinz Foods
5.200%, 07/15/45	145	153
		563

Healthcare — 3.0%
Abbott Laboratories
3.750%, 11/30/26	265	265
AbbVie
2.300%, 05/14/21	85	84

	Par (000)	Value (000)

Actavis Funding SCS
3.450%, 03/15/22	$110	$112
Amgen
4.400%, 05/01/45	170	167
Express Scripts Holding
3.400%, 03/01/27	115	109
Johnson & Johnson
3.550%, 03/01/36	170	171
Mylan NV
3.950%, 06/15/26	110	107
Novartis Capital
3.700%, 09/21/42	105	102
Shire Acquisitions Investments Ireland DAC
1.900%, 09/23/19	135	134
3.200%, 09/23/26	135	129
Teva Pharmaceutical Finance BV
2.950%, 12/18/22	60	58
Teva Pharmaceutical Finance III BV
3.150%, 10/01/26#	50	46
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/21	160	162
		1,646

Industrials — 0.2%
General Electric
4.125%, 10/09/42	130	135

Insurance — 1.4%
Assurant
2.500%, 03/15/18	225	227
Hartford Financial Services Group
6.300%, 03/15/18	156	163
MetLife
6.400%, 12/15/36	100	111
Teachers Insurance & Annuity Association of America
4.900%, 09/15/44 144A	115	126
XLIT
2.300%, 12/15/18	50	50
4.450%, 03/31/25	112	113
		790

Materials — 0.3%
Caterpillar Financial Services (MTN)
2.100%, 01/10/20	135	135

Real Estate Investment Trusts — 1.4%
American Campus Communities Operating
Partnership LP
3.750%, 04/15/23	195	198
Host Hotels & Resorts LP
3.750%, 10/15/23	130	130
Kimco Realty
2.800%, 10/01/26	120	113
Realty Income
5.375%, 09/15/17	100	102
3.250%, 10/15/22	100	102
Spirit Realty LP
4.450%, 09/15/26 144A	125	122
		767

Retail — 1.4%
CVS Health
3.500%, 07/20/22	105	108

See Notes to Schedules of Investments.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Retail — continued
Expedia
5.000%, 02/15/26	$125	$132
Priceline Group
3.600%, 06/01/26	125	126
Under Armour
3.250%, 06/15/26	170	153
Wal-Mart Stores
5.625%, 04/01/40	180	223
		742

Technology — 2.4%
Activision Blizzard
3.400%, 09/15/26 144A	225	219
Apple
3.850%, 05/04/43	170	164
Avnet
4.625%, 04/15/26	110	112
Broadcom
3.000%, 01/15/22 144A	135	135
Fidelity National Information Services
3.000%, 08/15/26	140	133
KLA-Tencor
4.125%, 11/01/21	220	231
Microsoft
2.875%, 02/06/24	70	70
3.450%, 08/08/36	155	148
Oracle
4.300%, 07/08/34	105	111
		1,323

Telecommunications — 1.4%
AT&T
4.600%, 02/15/21	145	154
4.450%, 04/01/24	80	84
4.750%, 05/15/46	120	112
5.700%, 03/01/57	85	88
Verizon Communications
4.272%, 01/15/36	185	175
Vodafone Group PLC
1.250%, 09/26/17	130	130
		743

Transportation — 0.4%
ERAC USA Finance LLC
5.625%, 03/15/42 144A	100	113
FedEx
3.900%, 02/01/35	135	131
		244

Utilities — 1.5%
Alabama Power
2.450%, 03/30/22	165	165
Berkshire Hathaway Energy
6.125%, 04/01/36	102	129
Dominion Resources VA
1.400%, 09/15/17	180	180
Florida Power & Light
4.050%, 10/01/44	85	88
NextEra Energy Capital Holdings
2.056%, 09/01/17	130	130

	Par (000)	Value (000)

Puget Sound Energy
5.757%, 10/01/39	$100	$122
		814

Total Corporate Bonds
(Cost $16,939)		17,157

OTHER GOVERNMENT AND AGENCY OBLIGATION — 0.1%
Mexico — 0.1%
Mexico Government International Bond
(GMTN)
4.750%, 03/08/44	70	67

Total Other Government and Agency Obligation
(Cost $63)		67

MUNICIPAL BOND — 0.3%
Texas — 0.3%
Texas Transportation Commission (RB) Series B 5.178%, 04/01/30	150	178

Total Municipal Bond
(Cost $150)		178

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 20.7%
Federal Home Loan Mortgage Corporation — 2.1%
9.500%, 10/01/20	2	2
8.000%, 07/01/25	18	20
6.000%, 09/01/19	4	4
5.500%, 06/01/33 (B)	–	–
4.500%, 07/01/40	156	169
3.500%, 06/01/42	603	622
3.189%, 12/01/36 (A)	5	6
3.128%, 01/01/36 (A)	5	5
3.000%, 12/01/42	313	313
		1,141

Federal National Mortgage Association — 17.4%
8.000%, 03/01/31 (B)	–	–
6.000%, 09/01/37	2	2
5.500%, 05/01/35	172	193
5.500%, 03/01/36	16	18
5.000%, 03/01/40	416	460
4.500%, 10/01/39	368	397
4.500%, 04/01/40	369	400
4.500%, 04/01/41	277	299
4.000%, 09/01/39	14	15
4.000%, 11/01/40	189	199
4.000%, 01/01/41	758	803
4.000%, 07/01/42	459	484
4.000%, 11/01/44	342	361
4.000%, 11/01/45	475	499
3.500%, 01/01/28	281	294
3.500%, 09/01/29	357	373
3.500%, 07/01/42	537	554
3.500%, 08/01/42	563	580
3.500%, 10/01/42	233	240
3.500%, 11/01/42	45	47
3.500%, 02/01/43	561	578
3.500%, 08/01/43	467	481
3.000%, 11/01/27	412	425
3.000%, 04/01/43	436	434

See Notes to Schedules of Investments.

P N C    B o n d    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y    2 8 ,    2 0 1 7    ( U n a u d i t e d )

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — continued
Federal National Mortgage Association — continued
3.000%, 06/01/43	$357	$356
3.000%, 05/01/46	487	484
2.704%, 08/01/35 (A)	3	3
2.500%, 11/01/27	528	535

		9,514

Government National Mortgage Association — 1.2%
8.500%, 11/15/21	16	16
8.500%, 07/15/22	4	4
4.000%, 09/15/41	327	347
3.500%, 12/20/42	298	311

		678

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $11,157)		11,333

U.S. TREASURY OBLIGATIONS — 38.9%
U.S. Treasury Bonds — 7.5%
4.500%, 02/15/36	890	1,138
3.750%, 08/15/41	755	863
3.125%, 08/15/44	600	618
2.875%, 08/15/45	1,095	1,073
2.500%, 02/15/45	465	422

		4,114

U.S. Treasury Notes — 31.4%
2.625%, 08/15/20	585	605
2.500%, 08/15/23	545	557
2.125%, 08/15/21	1,730	1,750
2.125%, 09/30/21	690	697
2.125%, 05/15/25	3,040	2,997
2.000%, 02/28/21	3,005	3,034
2.000%, 02/15/23	330	329
1.750%, 10/31/20	295	296
1.625%, 08/15/22	2,320	2,275
1.000%, 12/15/17	2,120	2,122
1.000%, 06/30/19	1,020	1,012
0.875%, 11/15/17	1,500	1,501
		17,175

Total U.S. Treasury Obligations
(Cost $21,367)		21,289

	Number of Shares	Value (000)
MONEY MARKET FUND — 3.2%
PNC Government Money Market Fund,
Class I Shares 0.410%† (C)	1,754,023	$1,754

Total Money Market Fund
(Cost $1,754)		1,754

Total Investments Before Short-Term Investment Purchased with
Collateral from Securities Loaned – 99.7%
(Cost $54,193)		54,537

SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.1%
Affiliated Money Market Fund — 0.1%
PNC Government Money Market Fund,
Class I Shares 0.410%† (C)	39,024	39
Money Market Fund — 0.0%
Morgan Stanley Institutional Liquidity Funds
Government Portfolio,
Institutional Class 0.480% (C)	8,545	9

Total Short-Term Investments Purchased With Collateral From
Securities Loaned
(Cost $47)		48

TOTAL INVESTMENTS — 99.8%
(Cost $54,240)*		54,585
Other Assets & Liabilities – 0.2%		129
TOTAL NET ASSETS — 100.0%		$54,714

*	Aggregate cost for Federal income tax purposes is (000) $54,310.

Gross unrealized appreciation (000)	$613
Gross unrealized depreciation (000)	(338)

Net unrealized appreciation (000)	$275

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $46 (000).
(A)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2017.
(B)	Par and Value are less than $500.
(C)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $1,331 (000) and represents 2.4% of net assets as of February 28, 2017.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2017 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Asset-Backed Securities	$–	$2,759	$–	$2,759

Corporate Bonds	–	17,157	–	17,157

Other Government and Agency Obligation	–	67	–	67

Money Market Fund	1,754	–	–	1,754

Municipal Bond	–	178	–	178

Short-Term Investments Purchased With Collateral From Securities Loaned	48	–	–	48

U.S. Government Agency Mortgage- Backed Obligations	–	11,333	–	11,333

U.S. Treasury Obligations	–	21,289	–	21,289

Total Assets - Investments in Securities	$1,802	$52,783	$–	$54,585

There were no transfers between Levels during the nine-month period ended February 28, 2017.

See Notes to Schedules of Investments.

P N C    G o v e r n m e n t    M o r t g a g e    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y     2 8 ,    2 0 1 7    ( U n a u d i t e d )

Par (000)		Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 92.3%
Federal Home Loan Mortgage Corporation — 15.6%
9.000%, 09/01/20	$1	$1
8.500%, 11/01/18 to 01/01/22	3	3
8.000%, 03/01/17 to 03/01/22	1	1
7.000%, 05/01/31	9	9
6.000%, 10/01/32	84	96
5.500%, 03/01/28	65	73
4.500%, 07/01/40	342	369
4.000%, 09/01/40 to 01/01/41	637	672
3.500%, 06/01/42 to 08/01/46	2,464	2,535
3.000%, 03/01/43 to 07/01/46	2,945	2,932
2.500%, 08/01/31	777	780

		7,471

Federal National Mortgage Association — 66.8%
10.000%, 06/01/21	1	1
9.000%, 10/01/19	2	2
8.500%, 11/01/21 to 09/01/23	3	3
8.000%, 02/01/23 to 03/01/23	3	3
7.500%, 09/01/22 to 07/01/31	60	69
7.000%, 09/01/31	29	30
6.500%, 02/01/38	328	378
6.000%, 01/01/37	418	480
5.500%, 12/01/18 to 01/01/35	938	1,051
5.000%, 10/01/35 to 10/01/39	699	773
4.500%, 06/01/20 to 09/01/43	2,033	2,189
4.000%, 07/01/25 to 04/01/46	5,827	6,145
3.500%, 08/01/26 to 02/01/46	9,551	9,847
3.000%, 04/01/27 to 11/01/46	8,490	8,534
2.500%, 09/01/27 to 08/01/30	2,437	2,463

		31,968

Government National Mortgage Association — 9.9%
9.250%, 12/15/19 to 05/15/21	13	13
9.000%, 07/15/17 to 11/15/24	26	28
8.500%, 11/15/17 to 09/15/24	37	38
8.000%, 04/15/17 to 04/15/30	96	103
7.500%, 05/15/22 to 09/20/30	169	182
7.000%, 03/15/23 to 07/15/31	276	305
5.000%, 10/15/39	347	386
4.500%, 03/15/39	675	733
4.000%, 09/15/39 to 10/20/44	1,720	1,823
3.500%, 06/20/42 to 01/20/43	1,081	1,126

		4,737

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $43,982)		44,176

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 2.8%
U.S. Treasury Notes — 2.8%
2.000%, 02/15/23	$1,005	$1,001
1.250%, 10/31/19	340	338

		1,339

Total U.S. Treasury Obligations (Cost $1,394)		1,339

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.8%
Fannie Mae, Series 2013-2, Cl AB
2.000%, 02/25/43	664	650
Freddie Mac, Series 1273, Cl Z
7.500%, 05/15/22	14	15
Freddie Mac, Series 4265, Cl GA
3.000%, 11/15/41	335	342
Ginnie Mae, Series 2002-92, Cl PB
5.500%, 12/20/32	295	327

Total Collateralized Mortgage Obligations (Cost $1,358)		1,334

	Number of Shares
MONEY MARKET FUND — 2.1%
PNC Government Money Market Fund,
Class I Shares 0.410%† (A)	994,950	995

Total Money Market Fund
(Cost $995)		995

TOTAL INVESTMENTS — 100.0%
(Cost $47,729)*		47,844
Other Assets & Liabilities – 0.0%		(4)

TOTAL NET ASSETS — 100.0%		$47,840

*	Aggregate cost for Federal income tax purposes is (000) $47,730.

Gross unrealized appreciation (000)	$725
Gross unrealized depreciation (000)	(611)

Net unrealized appreciation (000)	$114

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2017 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Collateralized Mortgage Obligations	$–	$1,334	$–	$1,334

Money Market Fund	995	–	–	995

U.S. Government Agency Mortgage-Backed Obligations	–	44,176	–	44,176

U.S. Treasury Obligations	–	1,339	–	1,339

Total Assets - Investments in Securities	$995	$46,849	$–	$47,844

There were no transfers between Levels during the nine-month period ended February 28, 2017.

See Notes to Schedules of Investments.

P N C    I n t e r m e d i a t e    B o n d    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y    2 8 ,    2 0 1 7    ( U n a u d i t e d )

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 16.8%
Automotive — 6.0%
BMW Vehicle Owner Trust,
Series 2016-A, Cl A3
1.160%, 11/25/20	$1,480	$1,465
Fifth Third Auto Trust,
Series 2015-1, Cl A3
1.420%, 03/16/20	3,000	3,001
Ford Credit Auto Owner Trust,
Series 2015-A, Cl A3
1.280%, 09/15/19	841	840
Honda Auto Receivables Owner Trust,
Series 2015-4, Cl A3
1.230%, 09/23/19	640	638
Honda Auto Receivables Owner Trust,
Series 2016-3, Cl A4
1.330%, 11/18/22	1,000	988
Hyundai Auto Receivables Trust,
Series 2013-B, Cl A4
1.010%, 02/15/19	399	399
Mercedes-Benz Auto Receivables Trust,
Series 2016-1, Cl A3
1.260%, 02/16/21	670	665
Mercedes-Benz Auto Receivables Trust,
Series 2015-1, Cl A2A
0.820%, 06/15/18	340	340
Nissan Auto Receivables Owner Trust,
Series 2015-C Cl A3
1.370%, 05/15/20	1,175	1,173
Toyota Auto Receivables Owner Trust,
Series 2015-C, Cl A3
1.340%, 06/17/19	2,590	2,590
Volkswagen Auto Lease Trust,
Series 2015-A, Cl A3
1.250%, 12/20/17	1,061	1,061

		13,160

Credit Cards — 10.2%
American Express Credit Account Master Trust,
Series 2014-3, Cl A
1.490%, 04/15/20	2,350	2,353
American Express Credit Account Master Trust,
Series 2017-1, Cl A
1.930%, 09/15/22	1,245	1,248
BA Credit Card Trust,
Series 2015-A2, Cl A
1.360%, 09/15/20	1,655	1,654
Capital One Multi-Asset Execution Trust,
Series 2014-A5, Cl A5
1.480%, 07/15/20	2,590	2,593
Capital One Multi-Asset Execution Trust,
Series 2015-A1, Cl A1
1.390%, 01/15/21	2,610	2,610
Capital One Multi-Asset Execution Trust,
Series 2016-A3, Cl A3
1.340%, 04/15/22	2,000	1,983
Chase Issuance Trust,
Series 2015-A2, Cl A2
1.590%, 02/18/20	4,225	4,234

	Par (000)	Value (000)

Citibank Credit Card Issuance Trust,
Series 2016-A1, Cl A1
1.750%, 11/19/21	$2,305	$2,301
Discover Card Execution Note Trust,
Series 2016-A4, Cl A4
1.390%, 03/15/22	455	450
Synchrony Credit Card Master Note Trust,
Series 2012-2, Cl A
2.220%, 01/15/22	850	857
Synchrony Credit Card Master Note Trust,
Series 2012-6, Cl A
1.360%, 08/17/20	1,825	1,826

		22,109

Equipment — 0.3%
John Deere Owner Trust,
Series 2016-A, Cl A3
1.360%, 04/15/20	645	643

Financials — 0.0%
GS Mortgage Securities Trust,
Series 2011-GC5, Cl A2
2.999%, 08/10/44	34	34

Utilities — 0.3%
CenterPoint Energy Transition Bond LLC,
Series 2012-1, Cl A2
2.161%, 10/15/21	640	643
Total Asset-Backed Securities (Cost $36,641)		36,589

CORPORATE BONDS — 43.8%
Automotive — 2.4%
American Honda Finance (MTN)
2.900%, 02/16/24	760	762
Ford Motor
4.346%, 12/08/26	425	436
Ford Motor Credit LLC
3.000%, 06/12/17	1,000	1,005
PACCAR Financial (MTN)
1.546%, 12/06/18 (A)	800	807
Toyota Motor Credit (MTN)
1.237%, 05/16/17 (A)	725	725
1.700%, 01/09/19	740	742
Volkswagen Group of America Finance LLC
1.423%, 05/23/17 (A) 144A	855	855

		5,332

Cable — 1.1%
Charter Communications Operating LLC
4.464%, 07/23/22	1,400	1,471
Discovery Communications LLC
3.300%, 05/15/22	1,040	1,035

		2,506

Consumer Discretionary — 1.6%
Carnival
3.950%, 10/15/20	845	891
Hasbro
6.300%, 09/15/17	1,546	1,587

See Notes to Schedules of Investments.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Consumer Discretionary — continued
Marriott International
3.125%, 06/15/26	$985	$947

		3,425

Consumer Staples — 0.3%
WhiteWave Foods
5.375%, 10/01/22	600	654

Energy — 3.8%
BP Capital Markets PLC
3.224%, 04/14/24	915	914
Chevron
2.895%, 03/03/24	1,040	1,040
Energy Transfer Partners LP
4.050%, 03/15/25	1,725	1,733
Exxon Mobil
1.835%, 03/01/19 (A)	435	441
HollyFrontier
5.875%, 04/01/26	710	759
Kinder Morgan Energy Partners LP
4.150%, 03/01/22	1,176	1,224
Petroleos Mexicanos (GMTN)
3.500%, 07/23/20	300	302
4.250%, 01/15/25	410	389
Phillips 66 Partners LP
3.550%, 10/01/26	625	607
Valero Energy
3.400%, 09/15/26	860	832

		8,241

Financials — 17.2%
Bank of America (MTN)
5.625%, 07/01/20	825	909
2.503%, 10/21/22	865	841
4.200%, 08/26/24	550	567
Bank of Nova Scotia/The
2.125%, 09/11/19	535	537
BankUnited
4.875%, 11/17/25	690	690
BB&T (MTN)
6.850%, 04/30/19	10	11
3.950%, 03/22/22	560	588
BBVA Bancomer SA
4.375%, 04/10/24 144A	1,270	1,298
Bear Stearns LLC
7.250%, 02/01/18	850	894
Capital One Financial
3.500%, 06/15/23	1,745	1,773
Citigroup
2.050%, 12/07/18	1,045	1,048
4.450%, 09/29/27	540	553
Credit Suisse AG (GMTN)
5.400%, 01/14/20	725	779
Credit Suisse Group Funding Guernsey
3.750%, 03/26/25	1,090	1,073
Deutsche Bank AG
1.350%, 05/30/17	980	980
4.250%, 10/14/21 144A	435	440
Deutsche Bank AG (GMTN)
2.850%, 05/10/19	440	442
Fifth Third Bancorp
2.300%, 03/01/19	1,240	1,250

	Par (000)	Value (000)

GE Capital International Funding Unlimited Co.
3.373%, 11/15/25	$583	$601
Goldman Sachs Group
5.750%, 01/24/22	1,270	1,430
HSBC Bank USA NA
4.875%, 08/24/20	1,215	1,298
HSBC Holdings PLC
4.300%, 03/08/26	420	440
John Deere Capital
1.579%, 01/08/19 (A)	1,640	1,649
JPMorgan Chase
4.625%, 05/10/21	625	675
3.375%, 05/01/23	605	608
4.125%, 12/15/26	770	789
KeyCorp (MTN)
2.900%, 09/15/20	710	723
Morgan Stanley (GMTN)
2.375%, 07/23/19	1,267	1,276
Morgan Stanley (MTN)
2.625%, 11/17/21	590	585
4.100%, 05/22/23	425	441
MUFG Americas Holdings
3.500%, 06/18/22	570	585
Royal Bank of Canada
1.875%, 02/05/20	3,120	3,093
Royal Bank of Canada (GMTN)
1.519%, 07/29/19 (A)	845	846
Santander UK Group Holdings PLC
2.875%, 10/16/20	1,205	1,208
Santander UK PLC
5.000%, 11/07/23 144A	635	662
Toronto-Dominion Bank (GMTN)
2.125%, 07/02/19	1,240	1,248
US Bancorp (MTN)
2.950%, 07/15/22	575	581
Visa
2.800%, 12/14/22	895	906
Wells Fargo (MTN)
2.550%, 12/07/20	960	965
4.100%, 06/03/26	750	767
Westpac Banking
2.600%, 11/23/20	1,440	1,449

		37,498

Food, Beverage & Tobacco — 1.4%
Anheuser-Busch InBev Finance
3.700%, 02/01/24	365	377
3.650%, 02/01/26	675	685
Anheuser-Busch InBev Worldwide
5.375%, 01/15/20	570	622
Constellation Brands
3.875%, 11/15/19	535	559
Dr Pepper Snapple Group
2.550%, 09/15/26	855	801

		3,044

Healthcare — 3.6%
Abbott Laboratories
3.400%, 11/30/23	980	984
AbbVie
3.200%, 05/14/26	720	693

See Notes to Schedules of Investments.

P N C    I n t e r m e d i a t e    B o n d    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y    2 8 ,    2 0 1 7    ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Healthcare — continued
Actavis Funding SCS
3.450%, 03/15/22	$695	$710
Aetna
1.500%, 11/15/17	1,658	1,660
Express Scripts Holding
3.400%, 03/01/27	730	693
Mylan NV
3.950%, 06/15/26	690	674
Shire Acquisitions Investments Ireland DAC
2.400%, 09/23/21	880	862
Teva Pharmaceutical Finance BV
2.950%, 12/18/22	1,535	1,488
Teva Pharmaceutical Finance III BV
3.150%, 10/01/26#	80	74

		7,838

Industrials — 0.3%
Avnet
4.625%, 04/15/26	760	773

Insurance — 1.2%
Assurant
2.500%, 03/15/18	1,190	1,202
Berkshire Hathaway
3.750%, 08/15/21#	640	679
XLIT
2.300%, 12/15/18	805	810

		2,691

Materials — 0.6%
Monsanto
2.125%, 07/15/19	1,252	1,255

Real Estate Investment Trusts — 1.6%
American Campus Communities Operating
Partnership LP
3.750%, 04/15/23	930	945
Host Hotels & Resorts LP
3.750%, 10/15/23	975	977
Realty Income
3.250%, 10/15/22	665	676
Spirit Realty LP
4.450%, 09/15/26 144A	825	805

		3,403

Retail — 2.1%
CVS Health
3.500%, 07/20/22	920	947
Expedia
5.000%, 02/15/26	655	690
Lowe’s
1.373%, 09/10/19 (A)	1,225	1,234
Priceline Group
3.650%, 03/15/25	440	443
3.600%, 06/01/26	670	673
Under Armour
3.250%, 06/15/26	630	567

		4,554

	Par (000)	Value (000)

Technology — 2.9%
Activision Blizzard
3.400%, 09/15/26 144A	$1,160	$1,129
Apple
2.400%, 05/03/23	960	945
Broadcom
3.000%, 01/15/22 144A	670	669
Fidelity National Information Services
3.000%, 08/15/26	855	810
KLA-Tencor
4.125%, 11/01/21	905	950
Oracle
2.500%, 05/15/22	1,185	1,185
Xilinx
3.000%, 03/15/21	605	616

		6,304

Telecommunications — 1.9%
AT&T
4.600%, 02/15/21	1,630	1,732
4.450%, 04/01/24	800	839
4.250%, 03/01/27	805	819
Verizon Communications
5.150%, 09/15/23	650	715

		4,105

Utilities — 1.8%
Berkshire Hathaway Energy
3.500%, 02/01/25	655	672
Exelon Generation LLC
4.000%, 10/01/20#	745	775
Southern
2.750%, 06/15/20	1,405	1,419
Xcel Energy
4.700%, 05/15/20	1,011	1,075

		3,941
Total Corporate Bonds (Cost $94,998)		95,564

OTHER GOVERNMENT AND AGENCY OBLIGATIONS — 1.6%

Canada — 1.0%
CPPIB Capital
1.250%, 09/20/19 144A	1,225	1,210
Province of Quebec
2.500%, 04/20/26	945	919

		2,129

Supranational — 0.6%
International Bank for Reconstruction &
Development (GMTN)
1.375%, 09/20/21	1,410	1,368

Total Other Government and Agency Obligations (Cost $3,573)		3,497

See Notes to Schedules of Investments.

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 5.9%
Federal Home Loan Mortgage Corporation — 0.9%
3.000%, 10/01/31	$1,832	$1,887
Federal National Mortgage Association — 5.0%
4.000%, 12/01/45	1,912	2,011
3.000%, 07/01/30	1,917	1,974
3.000%, 01/01/31	2,104	2,165
2.500%, 10/01/31	2,815	2,825
2.500%, 11/01/31	2,059	2,065

		11,040

Total U.S. Government Agency Mortgage- Backed Obligations (Cost $13,048)		12,927

U.S. GOVERNMENT AGENCY OBLIGATION — 0.3%
Federal National Mortgage Association — 0.3%
1.875%, 09/24/26	715	665

Total U.S. Government Agency Obligation (Cost $711)		665

U.S. TREASURY OBLIGATIONS — 31.0%
U.S. Treasury Notes — 31.0%
2.625%, 08/15/20	5,975	6,174
2.625%, 11/15/20	1,085	1,122
2.500%, 08/15/23	5,700	5,825
2.500%, 05/15/24	725	739
2.375%, 08/15/24	2,680	2,704
2.250%, 11/15/24	4,760	4,753
2.250%, 11/15/25	815	809
2.125%, 08/15/21	19,239	19,459
2.125%, 09/30/21	4,795	4,847
2.125%, 05/15/25	685	675
2.000%, 07/31/20	5,860	5,934
2.000%, 02/28/21	2,200	2,221
1.750%, 10/31/20	1,125	1,128
1.625%, 07/31/19	905	911
1.625%, 12/31/19	4,705	4,726
1.625%, 08/15/22	4,195	4,114
1.625%, 05/15/26	340	319
1.000%, 06/30/19	1,005	997

Total U.S. Treasury Obligations (Cost $68,037)		67,457

	Number of Shares

MONEY MARKET FUND — 0.7%
PNC Government Money Market Fund,
Class I Shares 0.410%† (B)	1,536,215	1,536

Total Money Market Fund (Cost $1,536)		1,536

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 100.1% (Cost $218,544)		218,235

	Number of Shares	Value (000)
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.7%
Affiliated Money Market Fund — 0.6%
PNC Government Money Market Fund,
Class I Shares 0.410%† (B)	1,277,609	$1,278
Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds
Government Portfolio,
Institutional Class 0.480% (B)	279,770	280

Total Short-Term Investments Purchased With Collateral From
Securities Loaned
(Cost $1,558)		1,558
TOTAL INVESTMENTS — 100.8%
(Cost $220,102)*		219,793
Other Assets & Liabilities – (0.8)%		(1,678)
TOTAL NET ASSETS — 100.0%		$218,115

*	Aggregate cost for Federal income tax purposes is (000) $220,196.

Gross unrealized appreciation (000)	$1,124
Gross unrealized depreciation (000)	(1,527)

Net unrealized depreciation (000)	$(403)

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $1,512 (000).
(A)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2017.
(B)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $7,068 (000) and represents 3.2% of net assets as of February 28, 2017.

See Notes to Schedules of Investments.

P N C    I n t e r m e d i a t e     B o n d     F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y    2 8 ,    2 0 1 7    ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2017 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Asset-Backed Securities	$–	$36,589	$–	$36,589

Corporate Bonds	–	95,564	–	95,564

Money Market Fund	1,536	–	–	1,536

Other Government and Agency Obligations	–	3,497	–	3,497

Short-Term Investments Purchased With Collateral From Securities Loaned	1,558	–	–	1,558

U.S. Government Agency Mortgage- Backed Obligations	–	12,927	–	12,927

U.S. Government Agency Obligation	–	665	–	665

U.S. Treasury Obligations	–	67,457	–	67,457

Total Assets - Investments in Securities	$3,094	$216,699	$–	$219,793

There were no transfers between Levels during the nine-month period ended February 28, 2017.

See Notes to Schedules of Investments.

PNC    L i m i t e d    M a t u r i t y    B o n d    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y  2 8 ,  2 0 1 7    ( U n a u d i t e d )

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 20.9%
Automotive — 11.5%
BMW Vehicle Owner Trust,
Series 2016-A, Cl A3
1.160%, 11/25/20	$1,030	$1,019
Fifth Third Auto Trust,
Series 2015-1, Cl A3
1.420%, 03/16/20	3,960	3,961
Ford Credit Auto Owner Trust,
Series 2016-A, Cl A3
1.390%, 07/15/20	3,100	3,093
Ford Credit Auto Owner Trust,
Series 2016-C, Cl A3
1.220%, 03/15/21	2,710	2,687
Honda Auto Receivables Owner Trust,
Series 2015-4, Cl A3
1.230%, 09/23/19	3,085	3,077
Honda Auto Receivables Owner Trust,
Series 2016-4, Cl A3
1.210%, 12/18/20	1,780	1,765
Huntington Auto Trust,
Series 2016-1, Cl A3
1.590%, 11/16/20	1,345	1,343
Hyundai Auto Receivables Trust,
Series 2015-A, Cl A4
1.370%, 07/15/20	2,515	2,510
Hyundai Auto Receivables Trust,
Series 2015-C, Cl A3
1.460%, 02/18/20	1,900	1,898
Mercedes-Benz Auto Receivables Trust,
Series 2016-1, Cl A3
1.260%, 02/16/21	3,170	3,149
Nissan Auto Receivables Owner Trust,
Series 2015-B, Cl A3
1.340%, 03/16/20	4,130	4,124
Toyota Auto Receivables Owner Trust,
Series 2016-A, Cl A3
1.250%, 03/16/20	3,490	3,480
Toyota Auto Receivables,
Series 2016-C, Cl A3
1.140%, 08/17/20	2,490	2,471
Volkswagen Auto Lease Trust,
Series 2015-A, Cl A3
1.250%, 12/20/17	837	837
Volkswagen Auto Loan Enhanced Trust,
Series 2013-2, Cl A3
0.700%, 04/20/18	148	148

		35,562

Credit Cards — 7.7%
American Express Credit Account Master Trust,
Series 2017-1, Cl A
1.930%, 09/15/22	2,440	2,445
BA Credit Card Trust,
Series 2015-A2, Cl A
1.360%, 09/15/20	4,255	4,252
Capital One Multi-Asset Execution Trust,
Series 2016-A3, Cl A3
1.340%, 04/15/22	4,175	4,140

	Par (000)	Value (000)

Chase Issuance Trust,
Series 2015-A7, Cl A7
1.620%, 07/15/20	$5,115	$5,124
Citibank Credit Card Issuance Trust,
Series 2016-A1, Cl A1
1.750%, 11/19/21	4,385	4,377
Discover Card Execution Note Trust,
Series 2016-A4, Cl A4
1.390%, 03/15/22	3,650	3,613

		23,951

Equipment — 1.5%
John Deere Owner Trust,
Series 2014-B, Cl A3
1.070%, 11/15/18	1,815	1,814
John Deere Owner Trust,
Series 2016-A, Cl A3
1.360%, 04/15/20	2,060	2,054
John Deere Owner Trust,
Series 2017-A, Cl A3
1.780%, 04/15/21	645	645

		4,513

Utilities — 0.2%
CenterPoint Energy Transition Bond IV LLC,
Series 2012-1, Cl A1
0.901%, 04/15/18	500	500

Total Asset-Backed Securities
(Cost $64,706)		64,526

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.8%
Fannie Mae, Series 2003-86, Cl PY
4.500%, 09/25/18	352	357
Fannie Mae, Series 2003-97, Cl DG
5.000%, 10/25/18	237	243
Fannie Mae, Series 2014-33, Cl AH
3.000%, 06/25/29	2,275	2,344
Fannie Mae, Series 2014-91, Cl PB
3.000%, 02/25/38	2,568	2,630
Freddie Mac Series 3945 A, Cl A
3.000%, 03/15/26	2,449	2,522
Freddie Mac, Series 2828, Cl JE
4.500%, 07/15/19	405	417
Freddie Mac, Series 3535, Cl CA
4.000%, 05/15/24	86	88
Freddie Mac, Series 3564, Cl JA
4.000%, 01/15/18	265	268
Freddie Mac, Series 3693, Cl BD
3.000%, 07/15/25	2,015	2,077
Freddie Mac, Series 3741, Cl PA
2.150%, 02/15/35	2,026	2,038
Freddie Mac, Series 3786, Cl GN
4.000%, 08/15/35	670	684
Freddie Mac, Series 4266, Cl LG
2.500%, 06/15/28	1,061	1,076
Ginnie Mae, Series 1998-GN1, Cl A
7.110%, 08/25/27 (A)	–	–

Total Collateralized Mortgage Obligations
(Cost $14,814)		14,744

See Notes to Schedules of Investments.

P N C     L i m i t e d    M a t u r i t y     B o n d     F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y     2 8 ,    2 0 1 7    ( U n a u d i t e d )

	Par (000)	Value (000)
COMMERCIAL PAPER† — 0.4%
Shell International Finance BV
1.017%, 05/10/17	$1,320	$1,318

Total Commercial Paper
(Cost $1,318)		1,318

CORPORATE BONDS — 37.8%
Automotive — 2.8%
Daimler Finance North America LLC
1.650%, 03/02/18 144A	2,150	2,150
Ford Motor Credit LLC
2.375%, 01/16/18	2,000	2,012
Hyundai Capital America (MTN)
2.000%, 03/19/18 144A	1,835	1,837
Volkswagen Group of America Finance LLC
1.250%, 05/23/17 144A	1,950	1,949
1.650%, 05/22/18 144A	825	822
		8,770

Cable — 0.4%
21st Century Fox America
6.900%, 03/01/19	1,200	1,311

Consumer Discretionary — 0.6%
Carnival
1.875%, 12/15/17	1,142	1,146
3.950%, 10/15/20	510	538
		1,684

Energy — 3.0%
BP Capital Markets PLC
1.674%, 02/13/18	1,660	1,663
2.315%, 02/13/20	260	262
Enterprise Products Operating LLC
1.650%, 05/07/18	1,420	1,417
Exxon Mobil
1.003%, 03/15/17 (B)	1,320	1,320
Kinder Morgan
2.000%, 12/01/17	1,695	1,698
Marathon Petroleum
2.700%, 12/14/18	600	608
TransCanada PipeLines
1.875%, 01/12/18	953	955
Valero Energy
6.125%, 02/01/20	1,255	1,392
		9,315

Financials — 17.4%
American Express
7.000%, 03/19/18	875	924
American Express Credit (MTN)
1.800%, 07/31/18	1,370	1,373
2.600%, 09/14/20	1,005	1,016
Bank of America (GMTN)
2.650%, 04/01/19	4,000	4,053
Bank of America NA
5.300%, 03/15/17	1,000	1,001
Bank of Montreal (MTN)
1.500%, 07/18/19	800	793
Bank of Nova Scotia
1.650%, 06/14/19	2,245	2,232

	Par (000)	Value (000)

Bear Stearns LLC
7.250%, 02/01/18	$450	$474
BNP Paribas SA (MTN)
2.400%, 12/12/18	115	116
2.450%, 03/17/19	1,399	1,410
Capital One Financial
2.450%, 04/24/19	585	590
Capital One NA
1.500%, 03/22/18	2,000	1,996
Citigroup
2.500%, 09/26/18	1,125	1,136
2.450%, 01/10/20	2,850	2,863
Citizens Bank NA
2.250%, 03/02/20	1,130	1,129
Commonwealth Bank of Australia (GMTN)
1.625%, 03/12/18	785	786
2.050%, 03/15/19	2,185	2,188
Cooperatieve Rabobank UA (MTN)
2.250%, 01/14/20	2,435	2,442
Credit Suisse (GMTN)
1.750%, 01/29/18	2,410	2,414
Deutsche Bank AG
1.350%, 05/30/17	1,700	1,700
6.000%, 09/01/17	765	781
Goldman Sachs Group
2.300%, 12/13/19	3,215	3,220
HSBC USA
1.625%, 01/16/18	2,040	2,042
JPMorgan Chase
2.250%, 01/23/20	3,550	3,567
Morgan Stanley (GMTN)
2.125%, 04/25/18	2,390	2,403
MUFG Americas Holdings
1.625%, 02/09/18	1,115	1,116
National Australia Bank (GMTN)
2.000%, 01/14/19	1,860	1,864
Royal Bank of Canada
2.100%, 10/14/20	2,400	2,392
Santander UK PLC
2.500%, 03/14/19	1,595	1,609
UBS AG (GMTN)
1.375%, 08/14/17	700	700
1.800%, 03/26/18	635	636
Wells Fargo (MTN)
2.150%, 01/30/20	820	821
Westpac Banking
2.150%, 03/06/20	2,000	1,998
		53,785

Food, Beverage & Tobacco — 1.3%
Anheuser-Busch InBev Finance
1.900%, 02/01/19	875	878
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19	1,446	1,601
Kraft Heinz Foods
2.000%, 07/02/18	1,350	1,353
		3,832

Healthcare — 4.6%
Abbott Laboratories
2.350%, 11/22/19	1,265	1,272

See Notes to Schedules of Investments.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Healthcare — continued
AbbVie
1.800%, 05/14/18	$1,595	$1,598
Actavis Funding SCS
1.300%, 06/15/17	1,690	1,690
Cardinal Health
1.950%, 06/15/18	1,300	1,305
Celgene
2.125%, 08/15/18	2,090	2,100
Shire Acquisitions Investments Ireland DAC
1.900%, 09/23/19	2,435	2,415
Stryker
2.000%, 03/08/19	1,450	1,456
Teva Pharmaceutical Finance III BV
1.700%, 07/19/19	2,435	2,403

		14,239

Industrials — 0.3%
Ryder System (MTN)
2.550%, 06/01/19	1,000	1,010

Insurance — 1.3%
Assurant
2.500%, 03/15/18	1,550	1,566
Hartford Financial Services Group
6.300%, 03/15/18	1,230	1,283
XLIT
2.300%, 12/15/18	990	996

		3,845

Materials — 0.5%
Monsanto
2.125%, 07/15/19	1,535	1,539

Real Estate Investment Trusts — 1.2%
Boston Properties LP
3.700%, 11/15/18	655	674
Realty Income
2.000%, 01/31/18	1,982	1,989
Simon Property Group LP
5.650%, 02/01/20	920	1,004

		3,667

Technology — 1.7%
Amphenol
1.550%, 09/15/17	2,400	2,401
KLA-Tencor
3.375%, 11/01/19	1,568	1,610
Xilinx
2.125%, 03/15/19	1,292	1,294

		5,305

Telecommunications — 1.0%
AT&T
2.450%, 06/30/20	3,180	3,185

Utilities — 1.7%
Duke Energy
5.050%, 09/15/19	1,227	1,316
NextEra Energy Capital Holdings
2.300%, 04/01/19	1,470	1,483

	Par (000)	Value (000)

Southern Power
1.950%, 12/15/19	$2,435	$2,423

		5,222

Total Corporate Bonds		116,709
(Cost $116,707)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 4.1%
Federal Home Loan Mortgage Corporation — 1.0%
6.000%, 05/01/21	50	51
5.500%, 03/01/22	115	122
5.500%, 04/01/22	147	156
4.500%, 02/01/19	58	60
4.500%, 05/01/19	215	220
3.188%, 03/01/36 (B)	222	235
3.000%, 11/01/28	2,285	2,353

		3,197

Federal National Mortgage Association — 3.1%
5.500%, 09/01/17	5	5
5.500%, 10/01/17	6	7
5.500%, 11/01/18	32	32
5.000%, 06/01/18	29	29
5.000%, 12/01/21	52	53
4.500%, 06/01/21	158	163
4.000%, 08/01/21	182	189
3.500%, 01/01/24	1,539	1,606
3.500%, 07/01/25	1,597	1,669
3.500%, 06/01/26	2,531	2,643
2.828%, 01/01/36 (B)	199	210
2.698%, 09/01/36 (B)	319	337
2.000%, 07/01/23	2,599	2,614

		9,557
Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $12,746)		12,754

U.S. TREASURY OBLIGATIONS — 30.7%
U.S. Treasury Notes — 30.7%
1.625%, 07/31/19	8,725	8,780
1.625%, 12/31/19	7,050	7,081
1.500%, 12/31/18	9,650	9,702
1.500%, 01/31/19	11,170	11,227
1.250%, 11/15/18	5,615	5,623
1.250%, 10/31/19	13,515	13,456
1.000%, 09/30/19	13,210	13,077
0.875%, 04/15/19	13,495	13,382
0.750%, 02/15/19	12,625	12,506
Total U.S. Treasury Obligations
(Cost $95,372)		94,834

See Notes to Schedules of Investments.

P N C     L i m i t e d     Ma t u r i t y     B o n d     Fu n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y  2 8 ,  2 0 1 7    (U n a u d i t e d)

	Number of Shares	Value (000)
MONEY MARKET FUND — 0.8%
PNC Government Money Market Fund, Class I Shares 0.410%†† (C)	2,424,058	$2,424
Total Money Market Fund (Cost $2,424)		2,424

TOTAL INVESTMENTS — 99.5% (Cost $308,087)*		307,309

Other Assets & Liabilities – 0.5%		1,419
TOTAL NET ASSETS — 100.0%		$308,728

*	Aggregate cost for Federal income tax purposes is (000) $308,100.

Gross unrealized appreciation (000)	$335
Gross unrealized depreciation (000)	(1,126)

Net unrealized depreciation (000)	$(791)

†	The rate shown is the effective yield at purchase date.
††	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	Par and Value are less than $500.
(B)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2017.
(C)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $6,758 (000) and represents 2.2% of net assets as of February 28, 2017.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2017 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Asset-Backed Securities	$–	$64,526	$–	$64,526

Collateralized Mortgage Obligations	–	14,744	–	14,744

Commercial Paper	–	1,318	–	1,318

Corporate Bonds	–	116,709	–	116,709

Money Market Fund	2,424	–	–	2,424

U.S. Government Agency Mortgage- Backed Obligations	–	12,754	–	12,754

U.S. Treasury Obligations	–	94,834	–	94,834

Total Assets - Investments in Securities	$2,424	$304,885	$–	$307,309

There were no transfers between Levels during the nine-month period ended February 28, 2017.

See Notes to Schedules of Investments.

P N C  T o t a l  R e t u r n   A d v a n t a g e   F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y  2 8 ,  2 0 1 7    (U n a u d i t e d)

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 6.1%
Automotive — 1.9%
BMW Vehicle Owner Trust,
Series 2016-A, Cl A3
1.160%, 11/25/20	$925	$915
Fifth Third Auto Trust,
Series 2015-1, Cl A3
1.420%, 03/16/20	755	755
Ford Credit Auto Lease Trust,
Series 2016-A, Cl A2A
1.420%, 11/15/18	512	512
Ford Credit Auto Owner Trust,
Series 2016-A, Cl A3
1.390%, 07/15/20	185	185
Honda Auto Receivables Owner Trust,
Series 2016-3, Cl A4
1.330%, 11/18/22	535	529
Mercedes-Benz Auto Receivables Trust,
Series 2015-1, Cl A2A
0.820%, 06/15/18	226	226

		3,122

Credit Cards — 3.5%
American Express Credit Account Master Trust,
Series 2017-1, Cl A
1.930%, 09/15/22	1,075	1,077
BA Credit Card Trust,
Series 2015-A2, Cl A
1.360%, 09/15/20	2,005	2,004
Capital One Multi-Asset Execution Trust,
Series 2014-A5, Cl A5
1.480%, 07/15/20	1,080	1,081
Capital One Multi-Asset Execution Trust,
Series 2016-A3, Cl A3
1.340%, 04/15/22	915	907
Synchrony Credit Card Master Note Trust,
Series 2012-6, Cl A
1.360%, 08/17/20	865	866

		5,935

Equipment — 0.2%
John Deere Owner Trust,
Series 2014-B, Cl A3
1.070%, 11/15/18	378	377

Utilities — 0.5%
Atlantic City Electric Transition Funding LLC,
Series 2002-1, Cl A4
5.550%, 10/20/23	730	790
Total Asset-Backed Securities (Cost $10,189)		10,224

CORPORATE BONDS — 38.9%
Automotive — 1.3%
Ford Motor
4.346%, 12/08/26	485	498
General Motors
6.600%, 04/01/36	115	135
General Motors Financial
3.200%, 07/13/20	545	555

	Par (000)	Value (000)

Lear
5.375%, 03/15/24	$395	$419
Volkswagen Group of America Finance LLC
1.423%, 05/23/17 (A) 144A	500	500

		2,107

Cable — 1.9%
Belo
7.750%, 06/01/27	435	473
Charter Communications Operating LLC
6.384%, 10/23/35	675	772
Comcast
3.200%, 07/15/36	300	268
CSC Holdings LLC
8.625%, 02/15/19	200	221
Discovery Communications LLC
4.900%, 03/11/26	330	347
3.250%, 04/01/23	400	393
Thomson Reuters
1.650%, 09/29/17	475	476
Time Warner Cable
4.500%, 09/15/42	170	155
Time Warner Entertainment LP
8.375%, 03/15/23	135	169

		3,274

Consumer Discretionary — 0.6%
Hasbro
6.300%, 09/15/17	535	549
Marriott International
3.125%, 06/15/26	460	442

		991

Consumer Services — 0.8%
Avon Products
7.000%, 03/15/23	340	318
Graham Holdings
7.250%, 02/01/19	375	406
Royal Caribbean Cruises
7.500%, 10/15/27	337	415
Sotheby’s
5.250%, 10/01/22 144A	252	257

		1,396

Consumer Staples — 0.4%
WhiteWave Foods
5.375%, 10/01/22	540	589

Energy — 4.5%
Boardwalk Pipelines LP
5.950%, 06/01/26	95	108
3.375%, 02/01/23	625	616
BP Capital Markets PLC
3.224%, 04/14/24	910	909
Burlington Resources Finance
7.200%, 08/15/31	375	490
Cloud Peak Energy Resources LLC
12.000%, 11/01/21	65	71
Energy Transfer Partners LP
6.125%, 12/15/45	245	270
4.050%, 03/15/25	425	427

See Notes to Schedules of Investments.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Energy — continued
HollyFrontier
5.875%, 04/01/26	$560	$599
Kinder Morgan Energy Partners LP
6.500%, 04/01/20	270	300
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	455	542
McDermott International
8.000%, 05/01/21 144A	285	294
Newfield Exploration
5.375%, 01/01/26	280	292
Petroleos Mexicanos
6.000%, 03/05/20	225	242
Petroleos Mexicanos (GMTN)
4.250%, 01/15/25	165	157
PHI
5.250%, 03/15/19	155	151
Phillips 66
4.650%, 11/15/34	460	477
Rowan
4.875%, 06/01/22	635	606
4.750%, 01/15/24	215	195
Tesoro
5.375%, 10/01/22#	475	494
Valero Energy
3.400%, 09/15/26	425	411

		7,651

Financials — 11.8%
American Express Credit (MTN)
2.375%, 05/26/20	55	55
Bank of America
6.250%, 09/29/49 (A)	445	476
Bank of America (GMTN)
2.000%, 01/11/18	750	754
Bank of America (MTN)
5.625%, 07/01/20	700	771
4.200%, 08/26/24	495	511
4.000%, 04/01/24	150	156
BankUnited
4.875%, 11/17/25	552	552
BBVA Bancomer SA
4.375%, 04/10/24 144A	500	511
Bear Stearns LLC
7.250%, 02/01/18	470	495
Capital One NA
2.400%, 09/05/19	655	659
Citigroup
6.250%, 12/29/49 (A)	340	370
4.450%, 09/29/27	840	860
2.150%, 07/30/18	230	231
Credit Suisse AG (GMTN)
5.400%, 01/14/20	590	634
Deutsche Bank AG
4.250%, 10/14/21 144A	620	627
1.350%, 05/30/17	345	345
Discover Bank
3.100%, 06/04/20	250	254
Goldman Sachs Group
5.750%, 01/24/22	435	490
3.500%, 11/16/26	325	319
2.350%, 11/15/21	505	494

	Par (000)	Value (000)
HSBC Bank USA NA
4.875%, 08/24/20	$675	$721
HSBC Holdings PLC
6.375%, 12/29/49 (A)	500	513
JPMorgan Chase
7.900%, 12/29/49 (A)	535	556
4.625%, 05/10/21	735	794
Lloyds Banking Group PLC
4.650%, 03/24/26	500	512
Morgan Stanley (GMTN)
2.125%, 04/25/18	735	739
Morgan Stanley (MTN)
4.100%, 05/22/23	415	430
2.625%, 11/17/21	810	803
Royal Bank of Canada
2.100%, 10/14/20	1,600	1,595
Royal Bank of Scotland Group PLC
5.125%, 05/28/24	650	658
Santander UK PLC
5.000%, 11/07/23 144A	375	391
US Bancorp
5.300%, 04/15/49 (A)	335	341
Visa
4.150%, 12/14/35	380	403
Wells Fargo
7.980%, 03/29/49 (A)	125	132
5.900%, 12/29/49 (A)	545	576
3.069%, 01/24/23	185	186
Wells Fargo (MTN)
3.300%, 09/09/24	450	452
Westpac Banking
2.250%, 07/30/18	460	464

		19,830

Food, Beverage & Tobacco — 1.2%
Anheuser-Busch InBev Finance
4.900%, 02/01/46	575	632
4.700%, 02/01/36	160	172
Constellation Brands
3.875%, 11/15/19	800	836
Kraft Heinz Foods
5.200%, 07/15/45	255	269
5.000%, 06/04/42	185	190

		2,099

Healthcare — 3.2%
Abbott Laboratories
3.750%, 11/30/26	1,000	999
Actavis Funding SCS
3.450%, 03/15/22	400	409
Amgen
4.400%, 05/01/45	625	614
Express Scripts Holding
3.400%, 03/01/27	420	398
HCA
5.875%, 03/15/22	315	348
Johnson & Johnson
3.550%, 03/01/36	660	664
Mylan NV
3.950%, 06/15/26	425	415
Select Medical
6.375%, 06/01/21	210	211

See Notes to Schedules of Investments.

P N C    T o t a l    R e t u r n    A d v a n t a g e    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y  2 8 ,  2 0 1 7    (U n a u d i t e d)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Healthcare — continued
Shire Acquisitions Investments Ireland DAC
1.900%, 09/23/19	$490	$486
Teva Pharmaceutical Finance BV
2.950%, 12/18/22	95	92
Teva Pharmaceutical Finance III BV
3.150%, 10/01/26#	785	727

		5,363

Industrials — 1.8%
Ball
5.250%, 07/01/25	180	191
4.000%, 11/15/23	375	374
CNH Industrial Capital LLC
3.625%, 04/15/18	135	137
Crown Cork & Seal
7.375%, 12/15/26	200	229
General Electric
4.125%, 10/09/42	470	489
KLX
5.875%, 12/01/22 144A	425	447
Masco
7.750%, 08/01/29	45	58
3.500%, 04/01/21	80	82
Owens-Brockway Glass Container
6.375%, 08/15/25 144A	225	244
Owens-Illinois
7.800%, 05/15/18	10	11
PulteGroup
7.875%, 06/15/32	373	420
USG
8.250%, 01/15/18	300	316

		2,998

Information Technology — 0.2%
VeriSign
4.625%, 05/01/23	375	383

Insurance — 1.2%
Hartford Financial Services Group
6.300%, 03/15/18	575	600
MetLife
6.400%, 12/15/36	460	508
Teachers Insurance & Annuity Association of America
4.900%, 09/15/44 144A	335	367
XLIT
4.450%, 03/31/25	600	608

		2,083

Materials — 0.8%
ArcelorMittal
7.000%, 02/25/22	190	216
Caterpillar Financial Services (MTN)
2.100%, 01/10/20	475	477
Freeport-McMoRan
6.875%, 02/15/23 144A	375	396
Novelis
5.875%, 09/30/26 144A	175	180

		1,269

	Par (000)	Value (000)

Real Estate Investment Trusts — 1.0%
American Campus Communities Operating Partnership LP
3.750%, 04/15/23	$490	$498
Realty Income
5.375%, 09/15/17	498	508
3.250%, 10/15/22	310	315
Spirit Realty LP
4.450%, 09/15/26 144A	450	439

		1,760

Retail — 2.2%
CVS Health
3.500%, 07/20/22	400	412
Expedia
5.000%, 02/15/26	450	474
Hanesbrands
4.625%, 05/15/24 144A	225	223
Levi Strauss
6.875%, 05/01/22	250	260
Priceline Group
3.600%, 06/01/26	635	638
Under Armour
3.250%, 06/15/26	450	405
Wal-Mart Stores
5.625%, 04/01/40	640	793
Wolverine World Wide
5.000%, 09/01/26 144A	475	450

		3,655

Technology — 2.4%
Activision Blizzard
3.400%, 09/15/26 144A	760	740
Apple
3.850%, 05/04/43	605	583
Avnet
4.625%, 04/15/26	415	422
Broadcom
3.000%, 01/15/22 144A	495	495
KLA-Tencor
4.125%, 11/01/21	725	761
Microsoft
3.450%, 08/08/36	450	431
2.875%, 02/06/24	190	191
Oracle
4.300%, 07/08/34	455	481

		4,104

Telecommunications — 1.8%
AT&T
5.700%, 03/01/57	375	388
4.750%, 05/15/46	380	355
4.600%, 02/15/21	405	430
4.450%, 04/01/24	590	618
Verizon Communications
4.272%, 01/15/36	695	657
Vodafone Group PLC
1.250%, 09/26/17	520	520

		2,968

See Notes to Schedules of Investments.

Par (000)		Value (000)
CORPORATE BONDS — continued
Transportation — 0.9%
Burlington Northern Santa Fe LLC
4.550%, 09/01/44	$380	$409
ERAC USA Finance LLC
5.625%, 03/15/42 144A	500	564
FedEx
3.900%, 02/01/35	505	490

		1,463

Utilities — 0.9%
Alabama Power
2.450%, 03/30/22	505	504
Dominion Resources VA
1.400%, 09/15/17	483	482
NextEra Energy Capital Holdings
2.056%, 09/01/17	483	485

		1,471

Total Corporate Bonds (Cost $64,444)		65,454

OTHER GOVERNMENT AND AGENCY OBLIGATION — 0.2%
Mexico — 0.2%
Mexico Government International Bond (GMTN)
4.750%, 03/08/44	270	257

Total Other Government and Agency Obligation (Cost $241)		257
MUNICIPAL BOND — 0.4%
Texas — 0.4%
Texas Transportation Commission (RB) Series B 5.178%, 04/01/30	620	737

Total Municipal Bond (Cost $674)		737
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 25.4%
Federal Home Loan Mortgage Corporation — 2.3%
8.000%, 10/01/29	1	1
7.500%, 03/01/27	1	1
6.000%, 12/01/35	413	477
5.500%, 09/01/37	46	52
5.500%, 01/01/38	1	1
4.500%, 03/01/40	358	387
4.500%, 06/01/41	545	587
4.000%, 10/01/43	1,334	1,413
3.500%, 06/01/42	741	763
3.188%, 03/01/36 (A)	257	273

		3,955
Federal National Mortgage Association — 21.7%
8.000%, 08/01/27	9	9
8.000%, 09/01/27	3	3
7.500%, 08/01/26	1	1
7.500%, 10/01/27	9	9
7.500%, 04/01/31	3	3
7.500%, 08/01/31	3	3
7.000%, 04/01/27	2	2
7.000%, 11/01/27	4	5

	Par (000)	Value (000)

7.000%, 08/01/32	$1	$1
5.500%, 05/01/33	2	2
5.500%, 04/01/34	203	229
5.500%, 06/01/34	9	10
5.500%, 03/01/36	7	7
5.500%, 07/01/37	8	9
5.500%, 05/01/38	13	14
5.000%, 07/01/33	13	14
5.000%, 08/01/37	204	224
5.000%, 03/01/40	264	292
5.000%, 07/01/40	35	39
5.000%, 08/01/40	398	437
4.500%, 02/01/39	267	288
4.500%, 06/01/39	208	224
4.500%, 10/01/39	37	40
4.500%, 05/01/40	1,490	1,611
4.500%, 07/01/40	5	5
4.500%, 11/01/40	819	884
4.500%, 02/01/41	105	114
4.500%, 08/01/41	14	15
4.000%, 10/01/25	309	325
4.000%, 11/01/40	712	751
4.000%, 01/01/41	56	59
4.000%, 02/01/41	1,125	1,186
4.000%, 11/01/41	17	17
4.000%, 12/01/41	39	41
4.000%, 01/01/42	49	51
4.000%, 02/01/42	1,145	1,208
4.000%, 07/01/42	1,148	1,211
4.000%, 08/01/42	652	688
4.000%, 07/01/45	1,044	1,098
4.000%, 11/01/45	1,385	1,457
3.500%, 02/01/26	225	235
3.500%, 09/01/26	18	19
3.500%, 11/01/26	250	261
3.500%, 01/01/28	1,205	1,258
3.500%, 11/01/29	876	915
3.500%, 03/01/41	1,264	1,303
3.500%, 01/01/42	29	30
3.500%, 06/01/42	1,182	1,218
3.500%, 08/01/42	2,037	2,099
3.500%, 09/01/42	34	35
3.500%, 10/01/42	991	1,021
3.500%, 11/01/42	33	34
3.500%, 06/01/43	1,153	1,187
3.500%, 07/01/43	1,451	1,494
3.500%, 12/01/45	2,484	2,549
3.000%, 06/01/27	767	791
3.000%, 10/01/27	558	576
3.000%, 11/01/29	413	425
3.000%, 11/01/42	1,852	1,845
3.000%, 04/01/43	2,463	2,454
3.000%, 05/01/43	1,089	1,085
3.000%, 06/01/46	1,345	1,337
2.500%, 11/01/27	1,698	1,721

		36,478
Government National Mortgage Association — 1.4%
10.000%, 05/15/19	–	1
9.500%, 03/15/20 (B)	–	–
9.000%, 11/15/19	1	1
9.000%, 05/15/21 (B)	–	–

See Notes to Schedules of Investments.

P N C  T o t a l    R e t u r n   A d v a n t a g e   F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y  2 8 ,  2 0 1 7    (U n a u d i t e d )

Par (000)		Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-
BACKED OBLIGATIONS — continued
Government National Mortgage Association — continued
9.000%, 06/15/21	$4	$4
9.000%, 08/15/21	5	5
9.000%, 09/15/21	7	7
8.500%, 08/15/27	12	13
8.000%, 09/15/27	5	5
7.500%, 08/15/29 (B)	–	–
7.500%, 10/15/29	20	21
7.500%, 12/15/29	1	1
7.000%, 05/20/24	1	1
7.000%, 10/15/27	20	21
7.000%, 12/15/27	1	2
7.000%, 04/15/28 (B)	–	–
7.000%, 04/15/29	2	2
4.500%, 06/15/41 (B)	–	–
4.000%, 09/15/41	1,117	1,186
3.500%, 07/15/42	1,039	1,083
3.500%, 12/20/42	25	26

		2,379
Total U.S. Government Agency Mortgage-Backed Obligations (Cost $42,769)		42,812

U.S. TREASURY OBLIGATIONS — 26.4%
U.S. Treasury Bonds — 6.2%
4.500%, 02/15/36	500	640
3.750%, 08/15/41	3,900	4,458
3.125%, 08/15/44	2,555	2,630
2.875%, 08/15/45	330	323
2.500%, 02/15/45	2,715	2,464

		10,515

U.S. Treasury Notes — 20.2%
2.625%, 08/15/20	4,295	4,438
2.500%, 08/15/23	295	301
2.375%, 08/15/24	285	288
2.125%, 08/15/21	3,875	3,919
2.125%, 09/30/21	2,565	2,593
2.125%, 05/15/25	1,325	1,306
2.000%, 07/31/20	3,585	3,630
2.000%, 02/28/21	2,845	2,872
2.000%, 02/15/23	870	867
1.750%, 10/31/20	3,815	3,825
1.625%, 07/31/19	240	242
1.625%, 08/15/22	4,050	3,972
1.000%, 06/30/19	3,695	3,667
0.875%, 11/15/17	2,015	2,016

		33,936
Total U.S. Treasury Obligations (Cost $45,317)		44,451

	Number of Shares	Value (000)
MONEY MARKET FUND — 2.2%
PNC Government Money Market Fund, Class I Shares 0.410%† (C)	3,670,175	$3,670
Total Money Market Fund (Cost $3,670)		3,670
Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 99.6% (Cost $167,304)		167,605
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.8%
Affiliated Money Market Fund — 0.6%
PNC Government Money Market Fund, Class I Shares 0.410%† (C)	1,031,202	1,031

Money Market Fund — 0.2%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 0.480% (C)	225,812	226
Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $1,257)		1,257
TOTAL INVESTMENTS — 100.4% (Cost $168,561)*		168,862
Other Assets & Liabilities – (0.4)%		(595)
TOTAL NET ASSETS — 100.0%		$168,267

*	Aggregate cost for Federal income tax purposes is (000) $168,584.

Gross unrealized appreciation (000)	$2,050
Gross unrealized depreciation (000)	(1,772)
Net unrealized appreciation (000)	$278

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $1,208 (000).
(A)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2017.
(B)	Par and Value are less than $500.
(C)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $7,125 (000) and represents 4.2% of net assets as of February 28, 2017.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2017 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Asset-Backed Securities	$–	$10,224	$–	$10,224

Corporate Bonds	–	65,454	–	65,454

Money Market Fund	3,670	–	–	3,670

Municipal Bond	–	737	–	737

Other Government and Agency Obligation	–	257	–	257

Short-Term Investments Purchased With Collateral From Securities Loaned	1,257	–	–	1,257

U.S. Government Agency Mortgage- Backed Obligations	–	42,812	–	42,812

U.S. Treasury Obligations	–	44,451	–	44,451

Total Assets - Investments in Securities	$4,927	$163,935	$–	$168,862

There were no transfers between Levels during the nine-month period ended February 28, 2017.

See Notes to Schedules of Investments.

P N C    U l t r a    S h o r t    B o n d    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y  2 8 ,  2 0 1 7    ( U n a u d i t e d )

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 23.5%
Automotive — 13.5%
BMW Vehicle Owner Trust,
Series 2016-A, Cl A2A
0.990%, 05/28/19	$4,800	$4,791
Fifth Third Auto Trust,
Series 2014-2, Cl A4
1.380%, 12/15/20	5,285	5,288
Fifth Third Auto Trust,
Series 2014-3, Cl A3
0.960%, 03/15/19	1,896	1,894
Ford Credit Auto Owner Trust,
Series 2014-A, Cl A3
0.790%, 05/15/18	3	3
Ford Credit Auto Owner Trust,
Series 2016-A, Cl A3
1.390%, 07/15/20	5,435	5,422
Ford Credit Auto Owner Trust,
Series 2017-A, Cl A2A
1.330%, 12/15/19	3,670	3,668
Honda Auto Receivables Owner Trust,
Series 2015-4, Cl A3
1.230%, 09/23/19	4,885	4,872
Honda Auto Receivables Owner Trust,
Series 2016-2, Cl A2
1.130%, 09/17/18	2,613	2,612
Huntington Auto Trust,
Series 2016-1, Cl A2
1.290%, 05/15/19	2,595	2,594
Hyundai Auto Receivables Trust,
Series 2013-B, Cl A4
1.010%, 02/15/19	644	644
Hyundai Auto Receivables Trust,
Series 2015-C, Cl A3
1.460%, 02/18/20	5,115	5,111
Mercedes-Benz Auto Receivables Trust,
Series 2015-1, Cl A2A
0.820%, 06/15/18	591	591
Mercedes-Benz Auto Receivables Trust,
Series 2016-1, Cl A2A
1.110%, 03/15/19	2,185	2,184
Nissan Auto Receivables Owner Trust,
Series 2015-B, Cl A2A
0.830%, 07/16/18	1,184	1,184
Nissan Auto Receivables Owner Trust,
Series 2016-A, Cl A2A
1.060%, 02/15/19	3,410	3,407
Toyota Auto Receivables Owner Trust,
Series 2014-C, Cl A4
1.440%, 04/15/20	5,777	5,778
Toyota Auto Receivables Owner Trust,
Series 2015-C, Cl A2A
0.920%, 02/15/18	216	216
Toyota Auto Receivables Owner Trust,
Series 2016-D, Cl A2A
1.060%, 05/15/19	2,190	2,185
USAA Auto Owner Trust,
Series 2015-1, Cl A3
1.200%, 06/17/19	4,708	4,708

	Par (000)	Value (000)

Volkswagen Auto Loan Enhanced Trust,
Series 2014-1, Cl A3
0.910%, 10/22/18	$1,679	$1,677

		58,829

Credit Cards — 9.1%
American Express Credit Account Master Trust,
Series 2014-4, Cl A
1.430%, 06/15/20	6,150	6,155
BA Credit Card Trust,
Series 2015-A2, Cl A
1.360%, 09/15/20	5,810	5,806
Capital One Multi-Asset Execution Trust,
Series 2015-A7, Cl A7
1.450%, 08/16/21	6,000	5,987
Chase Issuance Trust,
Series 2015-A2, Cl A2
1.590%, 02/18/20	5,930	5,942
Citibank Credit Card Issuance Trust,
Series 2014-A8, Cl A8
1.730%, 04/09/20	5,735	5,755
Discover Card Execution Note Trust,
Series 2016-A1, Cl A1
1.640%, 07/15/21	5,064	5,061
Synchrony Credit Card Master Note Trust,
Series 2010-2, Cl A
4.470%, 03/15/20	4,888	4,895

		39,601

Equipment — 0.8%
John Deere Owner Trust,
Series 2016-A, Cl A2
1.150%, 10/15/18	2,045	2,044
John Deere Owner Trust,
Series 2017-A, Cl A2
1.500%, 10/15/19	1,605	1,605

		3,649

Utilities — 0.1%
CenterPoint Energy Transition Bond IV LLC,
Series 2012-1, Cl A1
0.901%, 04/15/18	536	536

Total Asset-Backed Securities (Cost $102,764)		102,615

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.6%
Banc of America Mortgage Trust,
Series 2003-A, Cl 1A1
3.497%, 02/25/33 (A)	7	7
Fannie Mae, Series 2002-47, Cl PE
5.500%, 08/25/17 (B)	–	–
Fannie Mae, Series 2002-55, Cl GC
5.500%, 09/25/17 (B)	–	–
Fannie Mae, Series 2003-15, Cl CB
5.000%, 03/25/18	432	437
Fannie Mae, Series 2003-24, Cl BC
5.000%, 04/25/18	62	63
Fannie Mae, Series 2003-74, Cl PG
4.500%, 08/25/18	438	445

See Notes to Schedules of Investments.

	Par (000)	Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Fannie Mae, Series 2003-120, Cl BY
4.000%, 12/25/18	$477	$484
Fannie Mae, Series 2008-18, Cl ND
4.000%, 05/25/20	196	198
Fannie Mae, Series 2011-6, Cl BA
2.750%, 06/25/20	1,217	1,228
Freddie Mac, Series 2677, Cl LE
4.500%, 09/15/18	628	641
Freddie Mac, Series 2748, Cl LG
4.500%, 02/15/19	461	470
Freddie Mac, Series 2892, Cl DB
4.500%, 11/15/19	1,082	1,107
Freddie Mac, Series 3825, Cl AB
3.000%, 08/15/20	988	999
Freddie Mac, Series 3826, Cl MC
1.750%, 07/15/18	386	386
Freddie Mac, Series 3955, Cl YA
1.750%, 03/15/21	3,925	3,935
Freddie Mac, Series 3977, Cl GA
1.500%, 07/15/19	782	783

Total Collateralized Mortgage Obligations
(Cost $11,165)		11,183

COMMERCIAL PAPER† — 7.5%
Bank of Tokyo - Mitsubishi UFJ
1.329%, 07/24/17	4,300	4,279
Credit Suisse
1.423%, 04/28/17	4,000	3,995
Metlife
1.056%, 04/24/17	5,000	4,994
Nordea Bank AB
1.237%, 03/08/17	4,500	4,499
Sheffield Receivables
1.331%, 03/27/17	3,500	3,497
Shell International Finance BV
1.017%, 05/10/17	1,885	1,882
Svenska Handelsbanken AB
1.250%, 09/05/17	5,000	4,968
Toyota Motor Credit
1.201%, 07/14/17	4,450	4,432

Total Commercial Paper
(Cost $32,535)		32,546

CORPORATE BONDS — 37.0%
Automotive — 1.7%
American Honda Finance
1.500%, 11/19/18	1,980	1,977
American Honda Finance (MTN)
0.950%, 05/05/17	2,465	2,465
Ford Motor Credit LLC
3.000%, 06/12/17	2,500	2,511
2.375%, 01/16/18	265	267
		7,220

Cable — 0.4%
21st Century Fox America
6.900%, 03/01/19	1,600	1,749

	Par (000)	Value (000)

Consumer Discretionary — 1.0%
Carnival
1.875%, 12/15/17	$1,905	$1,911
Marriott International
6.375%, 06/15/17	2,377	2,411
		4,322

Energy — 0.8%
Enterprise Products Operating LLC
6.300%, 09/15/17	3,300	3,384

Financials — 20.2%
American Express
7.000%, 03/19/18	750	792
American Express Credit (MTN)
1.800%, 07/31/18	3,100	3,107
Bank of America (GMTN)
2.000%, 01/11/18	4,500	4,521
Bank of Nova Scotia
1.650%, 06/14/19	4,450	4,425
BNP Paribas SA (MTN)
2.400%, 12/12/18	2,990	3,019
Branch Banking & Trust (MTN)
1.353%, 05/23/17 (A)	3,360	3,361
Capital One Financial
2.450%, 04/24/19	3,150	3,176
Citigroup
1.800%, 02/05/18	4,500	4,513
Commonwealth Bank of Australia (GMTN)
2.050%, 03/15/19	3,000	3,004
Cooperatieve Rabobank UA
1.375%, 08/09/19	5,400	5,317
Deutsche Bank AG
6.000%, 09/01/17	3,190	3,257
Goldman Sachs Group
2.375%, 01/22/18	4,195	4,226
Hartford Financial Services Group
5.375%, 03/15/17	1,710	1,712
HSBC USA
1.625%, 01/16/18	4,000	4,004
John Deere Capital (MTN)
1.650%, 10/15/18	2,200	2,202
JPMorgan Chase
1.625%, 05/15/18	4,900	4,905
Morgan Stanley (GMTN)
2.125%, 04/25/18	3,250	3,268
MUFG Americas Holdings
1.625%, 02/09/18	1,704	1,706
MUFG Union Bank NA
2.625%, 09/26/18	2,675	2,704
Royal Bank of Canada
1.200%, 09/19/17	4,000	3,999
Santander UK PLC
1.375%, 03/13/17	4,350	4,350
Toronto Dominion Bank (MTN)
1.400%, 04/30/18	3,830	3,830
US Bank NA (GMTN)
1.503%, 08/23/17 (A)	4,110	4,116
Wells Fargo (GMTN)
1.500%, 01/16/18	4,525	4,526
Westpac Banking
2.250%, 07/30/18	4,000	4,038
		88,078

See Notes to Schedules of Investments.

P N C    U l t r a    S h o r t    B o n d    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y     2 8,    2 0 1 7    (U n a u d i t e d)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Food, Beverage & Tobacco — 0.4%
Kraft Heinz Foods
2.000%, 07/02/18	$1,810	$1,815

Healthcare — 2.1%
Aetna
1.700%, 06/07/18	2,175	2,176
GlaxoSmithKline Capital PLC
1.500%, 05/08/17	2,460	2,463
Teva Pharmaceutical Finance Netherlands III BV
1.400%, 07/20/18	3,300	3,278
UnitedHealth Group
1.450%, 07/17/17	1,380	1,381
		9,298

Industrials — 0.3%
Ryder System (MTN)
2.550%, 06/01/19	1,329	1,342

Insurance — 1.0%
Assurant
2.500%, 03/15/18	2,100	2,122
Prudential Financial (GMTN)
2.300%, 08/15/18	2,200	2,216
		4,338

Materials — 0.6%
Caterpillar Financial Services (GMTN)
1.500%, 02/23/18	2,705	2,709

Real Estate Investment Trusts — 0.7%
Realty Income
5.375%, 09/15/17	2,290	2,337
2.000%, 01/31/18	635	637
		2,974

Retail — 1.5%
eBay
1.350%, 07/15/17	940	940
McDonald’s (MTN)
2.100%, 12/07/18	3,700	3,726
Walgreens Boots Alliance
1.750%, 11/17/17	1,629	1,634

		6,300

Technology — 1.2%
Amphenol
1.550%, 09/15/17	3,190	3,191
Apple
1.550%, 02/08/19	2,200	2,204
		5,395

Telecommunications — 2.5%
AT&T
5.800%, 02/15/19	4,000	4,295
Cisco Systems
1.400%, 02/28/18	3,840	3,848
Vodafone Group
1.625%, 03/20/17	2,700	2,701
		10,844

	Par (000)	Value (000)

Utilities — 2.6%
National Rural Utilities Cooperative Finance (MTN)
0.950%, 04/24/17	$1,980	$1,980
NextEra Energy Capital Holdings
1.586%, 06/01/17	2,082	2,084
1.649%, 09/01/18	1,180	1,178
Southern
1.550%, 07/01/18	850	847
Southern Power
1.850%, 12/01/17	2,400	2,405
Xcel Energy
1.200%, 06/01/17	2,800	2,798
		11,292
Total Corporate Bonds
(Cost $160,890)		161,060
U.S. TREASURY OBLIGATIONS — 29.2%

U.S. Treasury Notes — 29.2%
1.500%, 08/31/18	12,675	12,749
1.375%, 06/30/18	4,370	4,388
1.000%, 12/15/17	5,225	5,231
1.000%, 05/31/18	19,930	19,925
0.875%, 01/31/18	22,685	22,673
0.750%, 12/31/17	21,845	21,821
0.750%, 03/31/18	24,595	24,532
0.750%, 10/31/18	16,210	16,101

Total U.S. Treasury Obligations
(Cost $127,586)		127,420

	Number of Shares
MONEY MARKET FUND — 0.0%
PNC Government Money Market Fund,
Class I Shares 0.410%†† (C)	127,167	127

Total Money Market Fund
(Cost $127)		127

TOTAL INVESTMENTS — 99.8%
(Cost $435,067)*		434,951
Other Assets & Liabilities – 0.2%		1,078
TOTAL NET ASSETS — 100.0%		$436,029

*	Aggregate cost for Federal income tax purposes is (000) $435,075.

Gross unrealized appreciation (000)	$276
Gross unrealized depreciation (000)	(400)

Net unrealized depreciation (000)	$(124)

†	The rate shown is the effective yield at purchase date.
††	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2017.
(B)	Par and Value are less than $500.
(C)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2017 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Asset-Backed Securities	$–	$102,615	$–	$102,615

Collateralized Mortgage Obligations	–	11,183	–	11,183

Commercial Paper	–	32,546	–	32,546

Corporate Bonds	–	161,060	–	161,060

Money Market Fund	127	–	–	127

U.S. Treasury Obligations	–	127,420	–	127,420

Total Assets - Investments in Securities	$127	$434,824	$–	$434,951

There were no transfers between Levels during the nine-month period ended February 28, 2017.

See Notes to Schedules of Investments.

P N C    I n t e r m e d i a t e    T a x    E x e m p t    B o n d    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y     2 8,    2 0 1 7    (U n a u d i t e d)

	Par (000)	Value (000)
MUNICIPAL BONDS — 98.2%
Alaska — 4.9%
Alaska Housing Finance Corporation, State
Capital Project (RB) Series C
5.000%, 06/01/29	$1,165	$1,344
Alaska International Airports System (RB)
Series A
5.000%, 10/01/30	1,190	1,353
Municipality of Anchorage, Electric Utility (RB)
Series A
4.000%, 12/01/20	1,000	1,093

		3,790

Arizona — 2.8%
Arizona Transportation Board (RB)
5.000%, 07/01/20	1,950	2,190

California — 3.0%
California Public Works Board, Various Capital
Project (RB) Series A
5.000%, 04/01/23	1,000	1,148
California State (GO)
5.000%, 09/01/27	1,000	1,146

		2,294

Connecticut — 2.9%
Connecticut State Health & Educational Facility Authority, Quinnipiac University (RB) Series L
5.000%, 07/01/30	2,000	2,264

Florida — 10.9%
Broward County, Florida Port Facilities
(RB) Series A (AGM)
5.000%, 09/01/24	1,000	1,129
Citizens Property Insurance (RB) Series A-1
5.000%, 06/01/21	1,400	1,592
5.000%, 06/01/22	1,500	1,720
Miami-Dade County, Florida Aviation (RB) Series A
5.000%, 10/01/28	1,000	1,173
Volusia County Educational Facility
Authority (RB)
5.000%, 06/01/26	1,500	1,740
Volusia County Educational Facility
Authority (RB) Series B
5.000%, 10/15/29	1,000	1,109

		8,463

Georgia — 2.3%
Atlanta Department of Aviation (RB) Series A
5.000%, 01/01/24	1,500	1,774

Illinois — 5.8%
Chicago Midway International Airport (RB)
Series B
5.000%, 01/01/23	2,500	2,866
Illinois State (GO)
5.250%, 07/01/28	1,535	1,596

		4,462

	Par (000)	Value (000)

Indiana — 9.7%
Ball State University, Housing and
Dining System (RB)
5.000%, 07/01/26	$1,250	$1,444
Ball State University, Student Fee, Prerefunded
07/01/20 @ 100 (RB) Series P
5.000%, 07/01/20	1,000	1,123
Indiana Finance Authority, Beacon Health
Systems Obligated Group (RB) Series A
5.000%, 08/15/25	2,000	2,301
Purdue University Student Fee (RB) Series CC
5.000%, 07/01/25	1,245	1,501
5.000%, 07/01/32	1,000	1,168

		7,537

Kansas — 1.7%
Olathe, Olathe Medical Center (RB) Series A
5.000%, 09/01/26	1,190	1,323

Louisiana — 5.5%
Louisiana Public Facilities Authority, Ochsner
Clinic Foundation Project, Prerefunded
05/15/21 @ 100 (RB)
5.250%, 05/15/21	2,655	3,065
New Orleans Aviation Board (RB) Series A
5.000%, 01/01/25	1,000	1,163

		4,228

Massachusetts — 9.2%
Commonwealth of Massachusetts (GO)
Series B (AGM)
5.250%, 08/01/28	1,000	1,259
Massachusetts Development Finance Agency,
Tufts Medical Center (RB) Series I
6.250%, 01/01/27	1,000	1,131
Massachusetts Housing Finance Agency (RB)
Series 171
4.000%, 12/01/44	1,565	1,646
Massachusetts Water Resources Authority (RB)
Series B (AGM)
5.250%, 08/01/23	1,125	1,355
Massachusetts Water Resources Authority (RB)
Series J (AGM)
5.500%, 08/01/21	1,455	1,711

		7,102

Michigan — 3.2%
Michigan Finance Authority, Unemployment
Obligation Assessment (RB) Series B
5.000%, 07/01/20	2,000	2,175
Michigan State Hospital Finance Authority,
Sparrow Health Obligated Group (RB)
5.000%, 11/15/18	290	299

		2,474

Mississippi — 1.9%
Mississippi Business Finance, Chevron USA Project (RB) Series C (VRDN) 0.580%, 03/01/17	1,500	1,500

See Notes to Schedules of Investments.

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Missouri — 4.1%
Cape Girardeau County Industrial Development Authority, St. Francis Medical Center (RB) Series A
5.000%, 06/01/26	$1,705	$1,897
5.000%, 06/01/27	1,145	1,273

		3,170

New Jersey — 1.4%
South Jersey Transportation Authority LLC (RB) Series A
5.000%, 11/01/29	1,000	1,070

North Carolina — 6.2%
Charlotte-Mecklenburg Hospital Authority,
North Carolina HealthCare System (RB)
Series B (SBPA - JPMorgan Chase Bank)
(VRDN)
0.530%, 03/01/17	2,500	2,500
North Carolina Eastern Municipal Power Agency, Prerefunded 07/01/22 @ 100 (RB) Series A
5.000%, 07/01/22	2,000	2,337

		4,837

Ohio — 3.1%
Ohio State Higher Education (GO) Series C
5.000%, 08/01/20	1,000	1,125
Ohio State University (RB) Series D
5.000%, 12/01/29	1,000	1,234

		2,359

Oklahoma — 1.4%
Oklahoma Housing Finance Agency (RB)
Series A (GNMA)
5.000%, 09/01/27	1,000	1,116

Pennsylvania — 7.6%
Allegheny County Higher Education Building
Authority, Chatham University (RB) Series A
5.000%, 09/01/24	1,000	1,107
Monroeville Finance Authority (RB)
5.000%, 02/15/26	850	1,010
5.000%, 02/15/27	1,275	1,520
Philadelphia Authority for Industrial
Development, Temple University
(RB) Second Series of 2016
5.000%, 04/01/31	1,000	1,126
Philadelphia Gas Works (RB) Thirteenth Series
5.000%, 08/01/22	1,000	1,135

		5,898

Texas — 8.6%
Brownsville Utilities System (RB) Series A
5.000%, 09/01/25	2,220	2,545
Dallas-Fort Worth International Airport (RB)
Series G
5.000%, 11/01/26	1,125	1,264

	Par (000)	Value (000)

Harris County Health Facilities Development
Corporation, Methodist Hospital System (RB)
Series A-1 (VRDN)
0.570%, 03/01/17	$2,815	$ 2,815
		6,624

Guam — 2.0%
Guam (RB) Series A
5.000%, 01/01/25	1,500	1,584

Total Municipal Bonds
(Cost $74,322)		76,059
TOTAL INVESTMENTS — 98.2%
(Cost $74,322)*		76,059
Other Assets & Liabilities – 1.8%		1,429
TOTAL NET ASSETS — 100.0%		$77,488

*	Aggregate cost for Federal income tax purposes is (000) $74,323.

Gross unrealized appreciation (000)	$2,179
Gross unrealized depreciation (000)	(443)

Net unrealized appreciation (000)	$1,736

See Notes to Schedules of Investments.

P N C    I n t e r m e d i a t e    T a x    E x e m p t    B o n d    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y  2 8 ,  2 0 1 7    ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2017 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Municipal Bonds	$–	$76,059	$–	$76,059

Total Assets - Investments in Securities	$–	$76,059	$–	$76,059

There were no transfers between Levels during the nine-month period ended February 28, 2017.

See Notes to Schedules of Investments.

P N C    M a r y l a n d    T a x    E x e m p t    B o n d    F u n d

S C H E D U L E    O F    I N V ES T M EN T S

F e b r u a r y     2 8,    2 0 1 7    (U n a u d i t e d)

	Par (000)	Value (000)
MUNICIPAL BONDS — 92.9%
Maryland — 89.4%
Annapolis, Public Improvement (GO)
5.000%, 08/01/23	$775	$888
Anne Arundel County Consolidated General
Improvement (GO)
5.000%, 04/01/31	1,000	1,172
Baltimore County Consolidated Public
Improvement (GO) Series B
5.000%, 08/01/29	1,500	1,776
Baltimore, Wastewater Projects
(RB) Series A (NATL-RE)
5.000%, 07/01/22	875	956
Baltimore, Water Project (RB) Series B
5.000%, 07/01/28	1,010	1,173
Cecil County Consolidated Public
Improvement (GO)
4.000%, 02/01/30	1,000	1,082
Frederick County, Public Facilities (GO) Series A
5.000%, 08/01/28	1,000	1,211
Frederick County, Urbana Community
Development Authority (STRB) Series A
5.000%, 07/01/24	2,020	2,208
Howard County (GO) Series B
5.000%, 08/15/22	1,500	1,729
Maryland Community Development
Administration (RB) Series B (NATL-RE)
5.150%, 06/01/22	20	20
5.125%, 06/01/17	10	10
Maryland Economic Development Corporation,
Potomac Electric Project (RB)
6.200%, 09/01/22	1,500	1,639
Maryland Health & Higher Educational Facilities
Authority, Goucher College (RB) Series A
5.000%, 07/01/25	1,160	1,317
Maryland Health & Higher Educational Facilities
Authority, Johns Hopkins Health System (RB)
5.000%, 07/01/27	2,200	2,470
Maryland Health & Higher Educational Facilities
Authority, Johns Hopkins Health System (RB)
Series A
5.000%, 05/15/26	1,500	1,663
Maryland Health & Higher Educational Facilities
Authority, Lifebridge Health (RB) (AGM)
5.000%, 07/01/19	850	862
Maryland Health & Higher Educational Facilities
Authority, MedStar Health (RB) Series A
5.000%, 08/15/26	1,500	1,715
Maryland Health & Higher Educational Facilities
Authority, Peninsula Medical Center (RB)
5.000%, 07/01/30	1,000	1,113
Maryland Health & Higher Educational Facilities
Authority, University of Maryland Medical
Systems (RB) Series B
5.000%, 07/01/31	1,000	1,138
Maryland Stadium Authority, Baltimore City
Public Schools (RB)
5.000%, 05/01/32	1,000	1,148
Montgomery County (GO) Series A
5.000%, 11/01/29	1,000	1,187

	Par (000)	Value (000)

Montgomery County Revenue Authority,
Department of Liquor Control (RB) Series A
5.000%, 04/01/21	$1,075	$1,221
Prince George’s County Consolidated Public
Improvement (GO) Series B
5.000%, 07/15/23	1,550	1,573
University System of Maryland (RB) Series A
5.000%, 04/01/28	1,000	1,197
Washington Suburban Sanitary Commission
Consolidated Public Improvement (GO)
5.000%, 06/01/27	1,000	1,217
Worcester County Consolidated Public
Improvement (GO)
5.000%, 03/01/22	1,500	1,742
		33,427

Guam — 3.5%
Guam (RB) Series A
5.000%, 01/01/27	1,250	1,306

Total Municipal Bonds
(Cost $34,372)		34,733
TOTAL INVESTMENTS — 92.9%
(Cost $34,372)*		34,733
Other Assets & Liabilities – 7.1%		2,652
TOTAL NET ASSETS — 100.0%		$37,385

*	Aggregate cost for Federal income tax purposes is (000) $34,370.

Gross unrealized appreciation (000)	$736
Gross unrealized depreciation (000)	(373)

Net unrealized appreciation (000)	$363

See Notes to Schedules of Investments.

P N C    M a r y l a n d    T a x    E x e m p t    B o n d    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y  2 8 ,  2 0 1 7    ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2017 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Municipal Bonds	$–	$34,733	$–	$34,733

Total Assets - Investments in Securities	$–	$34,733	$–	$34,733

There were no transfers between Levels during the nine-month period ended February 28, 2017.

See Notes to Schedules of Investments.

P N C    O h i o    I n t e r m e d i a t e    T a x    E x e m p t    B o n d    F u n d

S C H E D U L E    O F    I N V ES T M EN T S

F e b r u a r y     2 8,    2 0 1 7    (U n a u d i t e d)

	Par (000)	Value (000)
MUNICIPAL BONDS — 98.6%
Ohio — 94.7%
Allen County Hospital Facilities, Catholic
Healthcare Partners (RB) Series B
5.000%, 09/01/21	$1,680	$1,866
American Municipal Power, AMP Fremont
Energy Center Project (RB) Series B
5.000%, 02/15/25	1,500	1,703
Columbus, Various Purpose (GO) Series 4
5.000%, 02/15/27	1,000	1,224
Dublin City School District (GO)
5.000%, 12/01/21	1,145	1,326
Franklin County Hospital Facilities, OhioHealth
Corporation (RB)
5.000%, 05/15/28	1,150	1,317
Hamilton County Hospital Facilities,
UC Health (RB)
5.000%, 02/01/29	850	950
Hilliard City School District (GO)
4.000%, 12/01/31	1,040	1,125
Kent State University (RB)
5.000%, 05/01/30	1,000	1,163
Lucas County, ProMedica Healthcare Obligated
Group (RB) Series D
5.000%, 11/15/21	1,005	1,155
Miami University (RB)
5.000%, 09/01/29	350	412
Northeast Ohio Regional Sewer District (RB)
5.000%, 11/15/29	500	584
5.000%, 11/15/30	450	522
Ohio Housing Finance Agency (RB)
Series 2 (GNMA, FNMA, FHLMC)
5.000%, 11/01/19	2,095	2,272
Ohio State Higher Educational Facility
Commission, University of Dayton (RB)
Series A
5.000%, 12/01/24	525	612
5.000%, 12/01/26	725	840
5.000%, 12/01/27	160	184
Ohio State Highway Capital Improvements (GO)
Series Q
5.000%, 05/01/23	1,000	1,164
5.000%, 05/01/24	2,025	2,355
Ohio State Hospital Facility, Cleveland Clinic
Health System (RB) Series B
5.000%, 01/01/23	1,000	1,068
Ohio State Public Facilities Commission, Coal
Development (GO) Series M
5.000%, 02/01/24	1,310	1,560
Ohio State University (RB) Series A
5.000%, 12/01/29	1,100	1,293
Ohio State University (RB) Series D (ETM)
5.000%, 12/01/25	85	103
Ohio State Water Development Authority, Fresh
Water Project (RB) Series B
5.250%, 12/01/23	1,000	1,209
5.000%, 12/01/20	2,015	2,259
Ohio State Water Development Authority, Water
Pollution Control Project (RB)
5.000%, 06/01/23	1,265	1,500
Summit County (GO)
4.000%, 12/01/28	1,000	1,091

	Par (000)	Value (000)

Toledo Water System (RB)
5.000%, 11/15/31	$1,000	$1,143
West Chester Township, Various Purpose (GO)
5.000%, 12/01/21	1,000	1,160
Westlake City School District (GO)
5.000%, 12/01/27	1,395	1,653
		34,813

Guam — 3.9%
Guam (RB) Series A
5.000%, 01/01/26	1,350	1,418

Total Municipal Bonds
(Cost $35,491)		36,231
TOTAL INVESTMENTS — 98.6%
(Cost $35,491)*		36,231
Other Assets & Liabilities – 1.4%		532
TOTAL NET ASSETS — 100.0%		$36,763

*	Aggregate cost for Federal income tax purposes is (000) $35,492.

Gross unrealized appreciation (000)	$965
Gross unrealized depreciation (000)	(226)

Net unrealized appreciation (000)	$739

See Notes to Schedules of Investments.

P N C    O h i o    I n t e r m e d i a t e    T a x    E x e m p t    B o n d    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y  2 8 ,  2 0 1 7    ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2017 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Municipal Bonds	$–	$36,231	$–	$36,231

Total Assets - Investments in Securities	$–	$36,231	$–	$36,231

There were no transfers between Levels during the nine-month period ended February 28, 2017.

See Notes to Schedules of Investments.

P N C    T a x    E x e m p t    L i m i t e d    M a t u r i t y    B o n d    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y  2 8 ,  2 0 1 7    ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL BONDS — 98.9%
Alaska — 3.5%
Alaska Housing Finance Corporation, State
Capital Project II (RB) Series A
5.000%, 12/01/22	$1,010	$1,170
Alaska International Airports System (RB)
Series A
5.000%, 10/01/24	1,250	1,476
Municipality of Anchorage, Electric Utility (RB)
Series A
5.000%, 12/01/22	1,550	1,816

		4,462

Arizona — 3.4%
Arizona School Facilities Board (RB) (AMBAC)
5.000%, 07/01/18	1,735	1,825
Arizona Transportation Board, Maricopa
County Regional Area (RB)
5.000%, 07/01/19	2,250	2,453

		4,278

California — 4.1%
California Public Works Board, Various Capital
Projects (RB) Series A
5.000%, 04/01/20	1,000	1,113
California State (GO)
5.000%, 11/01/18	2,000	2,136
California State, Economic Recovery, Prerefunded
07/01/19 @ 100 (GO) Series A
5.000%, 07/01/19	1,825	1,994

		5,243

District of Columbia — 1.5%
District of Columbia (GO) Series E
5.000%, 06/01/21	1,605	1,843

Florida — 10.3%
Broward County, Florida Port Facilities
(RB) Series A (AGM)
5.000%, 09/01/24	1,730	1,953
Central Florida Expressway Authority
(BAN) (RB)
1.625%, 01/01/19	1,925	1,932
Citizens Property Insurance (RB) Series A-1
5.000%, 06/01/19	1,000	1,084
5.000%, 06/01/21	1,500	1,706
5.000%, 06/01/22	1,500	1,720
Palm Beach County Health Facilities
Authority (RB)
4.000%, 12/01/19	1,000	1,051
Tampa Bay Water Regional Water Supply
Authority Utility System (RB) Series B (ETM)
5.000%, 10/01/18	945	1,005
5.000%, 10/01/18	930	988
Volusia County Educational Facility
Authority (RB)
5.000%, 06/01/24	1,345	1,572

		13,011

Illinois — 8.3%
Chicago Midway Airport (RB) Series B
5.000%, 01/01/22	1,000	1,133

	Par (000)	Value (000)

Chicago O’Hare International Airport (RB)
Series B
5.000%, 01/01/23	$1,000	$1,155
Illinois (GO)
5.000%, 07/01/22	750	796
Illinois (GO) Series A
4.000%, 01/01/21	2,000	2,045
Illinois Finance Authority, DePaul University (RB)
5.000%, 10/01/20	1,500	1,679
Illinois Finance Authority, The Art Institute of
Chicago (RB) Series A
5.250%, 03/01/19	1,000	1,073
Metropolitan Water Reclamation District of
Greater Chicago (GO) Series B
5.000%, 12/01/18	1,430	1,522
Will County Forest Preservation District (GO)
4.000%, 12/15/18	1,000	1,049

		10,452

Indiana — 7.1%
Ball State University, Housing and Dining
System (RB)
5.000%, 07/01/21	725	828
5.000%, 07/01/22	500	580
Ball State University, Student Fee (RB)
Series R
5.000%, 07/01/21	1,500	1,714
Indiana Finance Authority, Beacon Health
Systems Obligated Group (RB) Series SE
5.000%, 08/15/20	1,000	1,118
5.000%, 08/15/21	1,000	1,142
Indiana Municipal Power Agency, Power Supply
System (RB) Series C
5.000%, 01/01/24	1,000	1,170
Purdue University, Student Fee (RB) Series CC
5.000%, 07/01/24	2,000	2,405

		8,957

Iowa — 1.0%
Ames, Mary Greeley Medical Center (RB)
5.000%, 06/15/23	1,040	1,208

Kansas — 1.8%
Kansas State Department of Transportation (RB)
Series B
5.000%, 09/01/19	1,000	1,097
Wyandatte County, Kansas City Unified
Government Utility System (RB) Series A
5.000%, 09/01/24	1,000	1,167

		2,264

Kentucky — 4.5%
Berea Educational Facilities, Berea College Project
(RB) Series A (VRDN)
0.540%, 03/01/17	1,600	1,600
Kentucky Bond Development Corporation,
St. Elizabeth Medical Center (RB)
5.000%, 05/01/24	2,640	3,102

See Notes to Schedules of Investments.

P N C    T a x    E x e m p t    L i m i t e d    M a t u r i t y    B o n d    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y  2 8 ,  2 0 1 7    ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Kentucky — continued
Kentucky Public Transportation Infrastructure
Authority, Downtown Crossing Project (BAN)
(RB) Series A
5.000%, 07/01/17	$1,000	$1,011

		5,713

Louisiana — 2.6%
Louisiana Public Facilities Authority, Ochsner
Clinic (RB)
5.000%, 05/15/22	1,705	1,717
Louisiana Public Facilities Authority, Ochsner
Clinic, Prerefunded 05/15/17 @ 100 (RB)
5.000%, 05/15/17	640	645
New Orleans Aviation Board (RB) Series A
5.000%, 01/01/24	790	913

		3,275

Maryland — 2.2%
Maryland Economic Development Corporation,
Potomac Electric Project (RB)
6.200%, 09/01/22	1,500	1,639
Maryland State (GO) Series A
5.000%, 03/01/22	1,000	1,137

		2,776

Massachusetts — 0.7%
Massachusetts Housing Finance Agency (RB)
Series 172
4.000%, 06/01/45	855	899

Michigan — 2.1%
Michigan Finance Authority, Unemployment
Obligation Assessment (RB) Series B
5.000%, 07/01/20	1,000	1,088
Michigan State Hospital Finance Authority,
Ascension Health Senior Credit Group (RB)
Series F-3 (VRDN)
1.400%, 06/29/18	1,500	1,507

		2,595

Mississippi — 1.2%
Mississippi Business Finance,
Chevron USA Project (RB)
Series C (VRDN)
0.580%, 03/01/17	1,500	1,500

Missouri — 4.5%
Cape Girardeau County Industrial Development
Authority, St. Francis Medical Center (RB)
Series A
5.000%, 06/01/20	1,000	1,106
5.000%, 06/01/22	1,570	1,795
Missouri Highway & Transportation
Commission (RB) Series A
5.000%, 05/01/22	2,360	2,760

		5,661

	Par (000)	Value (000)

New Jersey — 1.2%
New Jersey Economic
Development Authority (RB)
5.000%, 06/15/18	$1,500	$1,554

New York — 4.6%
Long Island Power Authority
(RB) Series A (ETM)
5.000%, 04/01/19	1,385	1,499
New York State Thruway Authority (RB) Series A
5.000%, 05/01/19	3,000	3,245
Tobacco Settlement Financing Corporation
(RB) Series B
5.000%, 06/01/22	1,000	1,010

		5,754

North Carolina — 2.7%
Forsyth County (GO) Series B
5.000%, 04/01/19	1,000	1,082
North Carolina Medical Care Commission, North
Carolina Baptist Hospital (RB)
5.000%, 06/01/20	2,115	2,345

		3,427

Ohio — 1.7%
Franklin County, OhioHealth Corporation (RB)
Series B (VRDN)
5.000%, 07/12/17	1,500	1,522
Hamilton County Hospital Facilities
UC Health (RB)
5.000%, 02/01/23	500	573

		2,095

Pennsylvania — 8.0%
Allegheny County Higher Education Building
Authority, Chatham University (RB) Series A
5.000%, 09/01/17	1,010	1,029
5.000%, 09/01/19	610	655
Commonwealth of Pennsylvania (GO)
Third Series A
5.000%, 07/15/18	1,695	1,786
Dauphin County (GO)
5.000%, 11/15/18	1,015	1,084
Pennsylvania Economic Development Financing
Authority (RB) Series B
5.000%, 07/01/22	310	312
Pennsylvania Higher Educational Facilities
Authority, University of Sciences in
Philadelphia (RB) Series A
5.000%, 11/01/23	1,500	1,727
Pennsylvania Housing Finance Agency (RB) Series 105B
4.250%, 04/01/24	500	522
Pennsylvania Turnpike Commission (RB) Series E
5.000%, 12/01/24	1,000	1,138
Philadelphia Gas Works, Fourteenth Series (RB)
5.000%, 10/01/21	1,700	1,913

		10,166

See Notes to Schedules of Investments.

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Tennessee — 0.6%
Tennessee Housing Development Agency,
Residential Finance Program (RB) Series 2C
4.000%, 01/01/45	$775	$811

Texas — 11.0%
Dallas Area Rapid Transit (RB) Series B
5.000%, 12/01/22	1,500	1,756
Dallas Independent School
District (GO) (PSF-GTD)
5.000%, 02/15/18	2,500	2,599
Harris County Cultural Education Facilities
Finance Corporation, Methodist Hospital
System (RB) Sub-Series C-1 (VRDN)
0.570%, 03/01/17	2,000	2,000
Houston Texas Hotel Occupancy (RB) Series B
5.000%, 09/01/21	140	140
Katy Independent School District, School
Building (GO) Series A (PSF-GTD)
5.000%, 02/15/21	2,000	2,279
Lewisville Independent School
District (GO) Series A (PSF-GTD)
5.000%, 08/15/21	2,000	2,300
University of Texas System (RB) Series A
5.000%, 08/15/21	1,400	1,612
University of Texas System (RB) Series B
5.000%, 08/15/21	1,100	1,267

		13,953

Utah — 2.8%
Nebo School District, School Building (GO)
5.000%, 07/01/19	1,000	1,091
Utah State (GO) Series A
4.000%, 07/01/17	2,485	2,512

		3,603

Virginia — 0.8%
York County Economic Development Authority,
Virginia Electric and Power Company Project
(RB) Series A (VRDN)
1.875%, 05/16/19	1,050	1,052

Par (000)		Value (000)

Washington — 6.7%
Energy Northwest, Project 3 (RB) Series A
5.000%, 07/01/18	$1,985	$2,093
Port of Seattle (RB) Series B
5.000%, 03/01/21	2,200	2,498
Seattle Washington Municipal Light & Power
Improvement (RB) Series C
5.000%, 10/01/23	1,500	1,785
Washington (GO)
Series 2011-A
5.000%, 01/01/18	2,000	2,070

		8,446

Total Municipal Bonds
(Cost $124,434)		124,998

TOTAL INVESTMENTS — 98.9%
(Cost $124,434)*		124,998
Other Assets & Liabilities – 1.1%		1,437
TOTAL NET ASSETS — 100.0%		$126,435

*	Aggregate cost for Federal income tax purposes is (000) $124,434.

Gross unrealized appreciation (000)	$1,359
Gross unrealized depreciation (000)	(795)
Net unrealized appreciation (000)	$564

See Notes to Schedules of Investments.

P N C    T a x    E x e m p t    L i m i t e d    M a t u r i t y    B o n d    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y  2 8 ,  2 0 1 7    ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2017 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Municipal Bonds	$–	$124,998	$–	$124,998

Total Assets - Investments in Securities	$–	$124,998	$–	$124,998

There were no transfers between Levels during the nine-month period ended February 28, 2017.

See Notes to Schedules of Investments.

P N C    G o v e r n m e n t    M o n e y    M a r k e t    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y  2 8 ,  2 0 1 7    ( U n a u d i t e d )

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 58.5%
Federal Farm Credit Bank — 19.9%
Federal Farm Credit Bank
0.836%, 04/20/17 (FRN)	$25,000	$25,001
0.909%, 04/24/17 (FRN)	10,000	10,004
0.768%, 04/26/17 (FRN)	60,000	60,000
0.824%, 05/24/17 (FRN)	12,000	12,003
0.768%, 05/25/17 (FRN)	40,000	40,000
0.900%, 05/30/17 (FRN)	49,890	49,890
0.927%, 06/13/17 (FRN)	20,000	20,027
0.900%, 06/14/17 (FRN)	10,300	10,305
0.751%, 06/14/17 (FRN)	25,000	25,013
0.801%, 06/20/17 (FRN)	70,000	70,001
0.750%, 07/03/17 (FRN)	14,200	14,198
0.780%, 07/13/17 (FRN)	17,000	17,005
0.801%, 07/14/17 (FRN)	15,000	15,001
0.820%, 07/28/17 (FRN)	100,000	100,017
0.731%, 08/18/17 (FRN)	30,000	29,999
0.840%, 08/21/17 (FRN)	30,000	30,006
0.790%, 08/24/17 (FRN)	45,000	44,998
0.790%, 08/28/17 (FRN)	25,000	25,000
0.760%, 09/01/17 (FRN)	55,000	55,000
0.821%, 09/13/17 (FRN)	50,000	50,007
0.980%, 09/14/17 (FRN)	88,000	88,105
0.896%, 09/14/17 (FRN)	18,000	17,999
0.851%, 09/28/17 (FRN)	40,000	39,998
0.907%, 10/06/17 (FRN)	20,000	19,999
0.800%, 10/23/17 (FRN)	25,000	24,998
0.801%, 11/13/17 (FRN)	20,000	20,031
0.896%, 11/27/17 (FRN)	15,000	15,017
0.810%, 12/08/17 (FRN)	25,000	25,025
0.766%, 12/18/17 (FRN)	30,000	30,000
0.746%, 12/18/17 (FRN)	50,000	50,028
0.850%, 12/22/17 (FRN)	15,000	14,999
0.760%, 03/14/18 (FRN)	40,000	39,996
0.807%, 03/22/18 (FRN)	35,000	35,027
0.850%, 05/14/18 (FRN)	75,000	75,032
0.900%, 08/10/18 (FRN)	28,000	27,988
Federal Farm Credit Bank (DN)
0.459%, 03/02/17	175,000	174,998
0.471%, 03/20/17	25,000	24,994
0.492%, 04/11/17	10,000	9,994
0.562%, 05/01/17	15,000	14,986
0.591%, 05/03/17	25,000	24,974
0.612%, 05/12/17	25,000	24,969
0.573%, 05/24/17	15,000	14,980
0.583%, 05/26/17	20,000	19,972
0.551%, 05/31/17	25,000	24,965
0.603%, 06/12/17	15,000	14,974
0.571%, 06/23/17	30,000	29,946
0.603%, 06/29/17	42,000	41,916
0.634%, 07/03/17	25,000	24,946
0.614%, 07/06/17	25,000	24,946
0.553%, 07/07/17	25,000	24,951
0.603%, 07/11/17	20,000	19,956
0.683%, 07/18/17	25,000	24,934
0.634%, 07/25/17	25,000	24,936
0.644%, 07/28/17	25,000	24,934
0.634%, 08/04/17	15,000	14,959
0.684%, 08/10/17	15,000	14,954
0.642%, 08/23/17	20,000	19,938
0.866%, 10/23/17	15,000	14,915
0.908%, 11/28/17	25,000	24,830

	Par (000)	Value (000)

0.857%, 12/06/17	$10,000	$9,934
0.928%, 12/18/17	30,000	29,776

		1,948,294

Federal Home Loan Bank — 25.0%
Federal Home Loan Bank
0.670%, 03/16/17 (FRN)	85,000	85,000
0.772%, 03/17/17 (FRN)	40,000	40,002
0.858%, 04/25/17 (FRN)	25,000	25,003
0.783%, 04/25/17 (FRN)	52,000	51,999
0.567%, 05/01/17 (FRN)	40,000	39,998
0.892%, 05/16/17 (FRN)	20,000	19,999
0.625%, 05/30/17	74,000	74,006
1.000%, 06/09/17	32,025	32,059
1.000%, 06/21/17	40,185	40,229
0.940%, 06/29/17	15,000	15,017
0.830%, 07/03/17 (FRN)	28,500	28,512
0.592%, 07/17/17 (FRN)	55,000	55,001
0.557%, 07/17/17 (FRN)	50,000	49,999
0.612%, 07/27/17 (FRN)	50,000	49,999
0.558%, 07/27/17 (FRN)	90,000	90,003
0.560%, 08/01/17 (FRN)	25,000	25,001
0.820%, 08/03/17 (FRN)	75,000	75,000
0.659%, 08/07/17 (FRN)	25,000	25,000
0.805%, 08/08/17 (FRN)	25,000	25,001
0.596%, 08/14/17 (FRN)	50,000	50,000
0.737%, 08/17/17 (FRN)	25,000	25,000
0.771%, 08/21/17 (FRN)	15,000	15,002
0.551%, 08/21/17 (FRN)	70,000	69,998
0.750%, 09/08/17	25,000	25,008
0.622%, 10/06/17 (FRN)	30,000	30,000
0.935%, 10/10/17 (FRN)	45,000	45,000
0.856%, 10/20/17 (FRN)	50,000	50,000
0.575%, 11/01/17 (FRN)	40,000	40,000
0.854%, 11/02/17 (FRN)	25,000	25,000
0.854%, 11/13/17 (FRN)	25,000	25,001
0.709%, 11/22/17 (FRN)	75,000	74,995
0.653%, 01/25/18 (FRN)	50,000	50,000
0.797%, 05/17/18 (FRN)	25,000	25,000
Federal Home Loan Bank (DN)
0.475%, 03/01/17	100,000	100,000
0.520%, 03/06/17	13,000	12,999
0.508%, 03/08/17	64,900	64,894
0.505%, 03/10/17	140,100	140,082
0.525%, 03/24/17	75,400	75,375
0.520%, 03/28/17	30,000	29,988
0.505%, 03/30/17	35,000	34,986
0.546%, 04/05/17	30,000	29,984
0.510%, 04/07/17	35,000	34,982
0.541%, 04/19/17	29,700	29,678
0.501%, 04/21/17	62,000	61,956
0.567%, 04/26/17	95,550	95,466
0.536%, 05/05/17	15,000	14,986
0.582%, 05/12/17	71,295	71,212
0.632%, 05/19/17	25,000	24,965
0.536%, 05/23/17	25,000	24,969
0.602%, 06/06/17	40,000	39,935
0.637%, 07/25/17	50,000	49,871
0.642%, 07/28/17	62,000	61,836
0.685%, 08/03/17	10,595	10,564
0.672%, 08/18/17	35,000	34,889

See Notes to Schedules of Investments.

P N C    G o v e r n m e n t    M o n e y    M a r k e t    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y  2 8 ,  2 0 1 7    ( U n a u d i t e d )

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — continued
Federal Home Loan Bank — continued
0.704%, 09/19/17	$15,000	$14,941

		2,455,390

Federal Home Loan Mortgage Corporation — 8.4%
Federal Home Loan Mortgage Corporation
1.000%, 03/08/17	10,280	10,281
0.564%, 05/04/17 (FRN)	40,000	40,000
1.000%, 06/13/17	50,000	50,061
0.750%, 07/14/17	58,925	58,947
0.909%, 07/21/17 (FRN)	18,500	18,509
0.638%, 10/12/17 (FRN)	50,000	50,000
5.125%, 11/17/17	24,890	25,659
0.621%, 01/11/18 (FRN)	50,000	50,000
Federal Home Loan Mortgage Corporation (DN)
0.500%, 03/03/17	25,000	24,999
0.490%, 03/17/17	14,409	14,406
0.421%, 03/21/17	60,000	59,986
0.547%, 03/27/17	45,000	44,982
0.482%, 03/29/17	25,000	24,991
0.566%, 04/06/17	40,000	39,977
0.505%, 04/13/17	75,596	75,550
0.592%, 04/21/17	40,000	39,967
0.602%, 05/05/17	18,000	17,981
0.561%, 05/15/17	40,000	39,953
0.521%, 05/17/17	30,000	29,967
0.523%, 05/22/17	25,000	24,970
0.602%, 07/17/17	29,643	29,575
0.612%, 07/20/17	28,847	28,778
0.652%, 09/01/17	25,000	24,917

		824,456

Federal National Mortgage Association — 5.2%
Federal National Mortgage Association
0.750%, 04/20/17	31,421	31,430
0.780%, 08/16/17 (FRN)	19,770	19,773
0.787%, 10/05/17 (FRN)	50,000	49,990
0.875%, 12/20/17	25,000	25,001
Federal National Mortgage Association (DN)
0.455%, 03/01/17	160,848	160,848
0.500%, 03/08/17	50,000	49,995
0.396%, 03/20/17	25,000	24,995
0.401%, 03/31/17	15,000	14,995
0.510%, 04/12/17	20,000	19,988
0.505%, 04/19/17	41,344	41,316
0.531%, 05/17/17	75,000	74,915

		513,246

Total U.S. Government Agency Obligations
(Cost $5,741,386)		5,741,386
U.S. TREASURY OBLIGATIONS — 12.9%
U.S. Treasury Bills† — 1.3%
0.456%, 03/02/17	30,000	30,000
0.571%, 06/08/17	70,000	69,893
0.638%, 06/15/17	25,000	24,953

		124,846

U.S. Treasury Notes — 11.6%
0.750%, 03/15/17	75,000	75,006
0.500%, 03/31/17	75,000	75,000
0.875%, 04/15/17	75,000	75,038
0.590%, 04/30/17 (FRN)	175,000	175,010

	Par (000)	Value (000)

0.875%, 04/30/17	$30,000	$30,019
0.875%, 05/15/17	105,000	105,076
0.750%, 06/30/17	100,000	100,031
0.875%, 07/15/17	50,000	50,043
0.593%, 07/31/17 (FRN)	145,000	145,047
0.875%, 08/15/17	40,000	40,041
0.625%, 08/31/17	60,000	59,962
0.684%, 10/31/17 (FRN)	25,000	25,021
0.750%, 10/31/17	80,000	79,999
0.875%, 11/15/17	100,000	100,011

		1,135,304

Total U.S. Treasury Obligations
(Cost $1,260,150)		1,260,150

	Number of Shares
MONEY MARKET FUNDS — 2.7%
Invesco Government & Agency Portfolio, Institutional Class 0.470% (A)	1,000,000	1,000
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 0.480% (A)	263,106,193	263,106

Total Money Market Funds
(Cost $264,106)		264,106

	Par (000)
REPURCHASE AGREEMENTS — 25.8%

Royal Bank of Scotland

0.510% (dated 02/28/17, due 03/01/17, repurchase price $500,007,083, collateralized by U.S. Treasury Notes, 0.125% to 0.875%, due 04/15/19 to 07/15/24, total value $510,001,604)	$500,000	500,000

Deutsche Bank Securities Inc.

0.530% (dated 02/28/17, due 03/01/17, repurchase price $155,002,282, collateralized by U.S. Treasury Inflation Bond and U.S. Treasury Note, 2.000% to 2.500%, due 11/15/21 to 01/15/29, total value $158,100,047)	155,000	155,000

Goldman Sachs & Co.

0.530% (dated 02/28/17, due 03/01/17, repurchase price $725,010,674, collateralized by Federal Home Loan Mortgage Corporation Bond and Federal National Mortgage Association Bonds, 3.500% to 6.500%, due 12/01/26 to 03/01/47, total value $739,500,000)	725,000	725,000

See Notes to Schedules of Investments.

	Par (000)	Value (000)
HSBC Securities USA

0.500% (dated 02/28/17, due 03/01/17, repurchase price $450,006,250, collateralized by U.S. Treasury Bonds, 0.875% to 4.375%, due 10/15/17 to 02/15/43, total value $459,000,917) (B)	$450,000	$450,000

0.500% (dated 02/28/17, due 03/01/17, repurchase price $150,002,083, collateralized by Federal National Mortgage Association Bonds, 2.500% to 6.000%, due 03/01/27 to 10/01/46, total value $153,000,486) (B)	150,000	150,000

Merrill Lynch Pierce Fenner & Smith

0.520% (dated 02/28/17, due 03/01/17, repurchase price $100,001,444, collateralized by Federal Farm Credit Bank Bonds and Federal Home Loan Mortgage Corporation Bond, 0.000% to 3.130%, due 12/14/29 to 06/02/36, total value $102,000,625)	100,000	100,000

Mitsubishi UFJ Securities Inc.

0.510% (dated 02/28/17, due 03/01/17, repurchase price $100,001,417, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 3.000% to 5.500%, due 10/01/26 to 08/01/48, total value $102,001,445)	100,000	100,000

Royal Bank of Canada Capital Markets LLC

0.510% (dated 02/28/17, due 03/01/17, repurchase price $200,002,833, collateralized by Federal Home Loan Mortgage Corporation Bonds, Federal National Mortgage Association Bonds and Government National Mortgage Association Bonds, 2.500% to 6.000%, due 01/01/19 to 02/01/47, total value $204,002,890)	200,000	200,000

Toronto Dominion Securities LLC

0.520% (dated 02/28/17, due 03/01/17, repurchase price $155,002,239, collateralized by Federal National Mortgage Association Bonds, 2.500% to 4.000%, due 09/01/27 to 06/01/44, total value $158,100,000)	155,000	155,000

Total Repurchase Agreements
(Cost $2,535,000)		2,535,000
TOTAL INVESTMENTS — 99.9%
(Cost $9,800,642)*		9,800,642
Other Assets & Liabilities – 0.1%		9,060
TOTAL NET ASSETS — 100.0%		$9,809,702

*   Also cost for Federal income tax purposes.

†   The rate shown is the effective yield at purchase date.

(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
(B)	As of February 28, 2017, the total value of HSBC Securities USA Repurchase Agreements is $600,000 (000) (collateral value of $ 612,001 (000)).

See Notes to Schedules of Investments.

P N C    G o v e r n m e n t    M o n e y    M a r k e t    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y  2 8 ,  2 0 1 7    ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2017 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Money Market Funds	$264,106	$–	$–	$264,106

Repurchase Agreements	–	2,535,000	–	2,535,000

U.S. Government Agency Obligations	–	5,741,386	–	5,741,386

U.S. Treasury Obligations	–	1,260,150	–	1,260,150

Total Assets - Investments in Securities	$264,106	$9,536,536	$–	$9,800,642

There were no transfers between Levels during the nine-month period ended February 28, 2017.

See Notes to Schedules of Investments.

P N C    T r e a s u r y    M o n e y    M a r k e t    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y    2 8 ,    2 0 1 7    ( U n a u d i t e d )

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 105.3%
U.S. Cash Management Bill† — 0.9%
0.513%, 03/15/17	$10,000	$9,998

U.S. Treasury Bills† — 47.3%
0.456%, 03/02/17	70,000	69,999
0.484%, 03/09/17	55,000	54,994
0.478%, 03/16/17	40,000	39,992
0.459%, 03/23/17	70,000	69,980
0.506%, 04/06/17	15,000	14,993
0.510%, 04/13/17	50,000	49,970
0.483%, 04/20/17	43,000	42,971
0.486%, 04/27/17	43,000	42,967
0.531%, 05/11/17	33,000	32,966
0.517%, 05/18/17	30,000	29,966
0.574%, 05/25/17	20,000	19,973
0.498%, 06/01/17	20,000	19,975
0.571%, 06/08/17	5,000	4,992
0.690%, 08/24/17	8,000	7,974

		501,712

U.S. Treasury Notes — 57.1%
0.750%, 03/15/17	33,000	33,004
0.590%, 04/30/17 (FRN)	155,000	155,012
0.875%, 05/15/17	40,000	40,023
0.625%, 05/31/17	17,000	17,000
0.750%, 06/30/17	20,000	20,006
0.593%, 07/31/17 (FRN)	145,000	145,027
0.625%, 07/31/17	30,000	29,994
0.875%, 08/15/17	5,000	5,005
0.625%, 08/31/17	18,000	17,989
1.000%, 09/15/17	8,000	8,013
0.684%, 10/31/17 (FRN)	103,000	103,095
0.875%, 11/15/17	11,000	11,004
0.788%, 01/31/18 (FRN)	5,000	5,012
0.706%, 04/30/18 (FRN)	16,000	16,024

		606,208

Total U.S. Treasury Obligations
(Cost $1,117,918)		1,117,918

	Number of Shares	Value (000)
MONEY MARKET FUNDS — 2.7%
BlackRock Treasury Trust Fund
Institutional Class,
0.380%†† (A)	500,000	$500
Dreyfus Treasury Securities Cash Management Institutional Shares, 0.390% (A)	28,455,074	28,455

Total Money Market Funds
(Cost $28,955)		28,955
TOTAL INVESTMENTS — 108.0%
(Cost $1,146,873)*		1,146,873
Other Assets & Liabilities – (8.0)%		(85,260)
TOTAL NET ASSETS — 100.0%		$1,061,613

*   Also cost for Federal income tax purposes.

†   The rate shown is the effective yield at purchase date.

††	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

P N C    T r e a s u r y    M o n e y    M a r k e t    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y  2 8 ,  2 0 1 7    ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2017 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Money Market Funds	$28,955	$–	$–	$28,955

U.S. Treasury Obligations	–	1,117,918	–	1,117,918

Total Assets - Investments in Securities	$28,955	$1,117,918	$–	$1,146,873

There were no transfers between Levels during the nine-month period ended February 28, 2017.

See Notes to Schedules of Investments.

P N C    F u n d s

N O T E S    T O    S C H E D U L E S    O F    I N V E S T M E N T S

F e b r u a r y  2 8 ,    2 0 1 7    ( U n a u d i t e d )

1. Fund Organization

PNC Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. As of February 28, 2017, the Trust offered for sale shares of 28 Funds (individually, a “Fund”, collectively, the “Funds”).

As of February 28, 2017, the Trust offered five categories of Funds:

Target Date Funds

PNC Retirement Income Fund, PNC Target 2020 Fund, PNC Target 2030 Fund, PNC Target 2040 Fund and PNC Target 2050 Fund;

Equity Funds

PNC Balanced Allocation Fund, PNC International Equity Fund, PNC International Growth Fund, PNC Large Cap Core Fund, PNC Large Cap Growth Fund, PNC Large Cap Value Fund, PNC Multi-Factor Small Cap Core Fund, PNC Multi-Factor Small Cap Growth Fund, PNC Multi-Factor Small Cap Value Fund, PNC S&P 500 Index Fund and PNC Small Cap Fund;

Fixed Income Funds

PNC Bond Fund, PNC Government Mortgage Fund, PNC Intermediate Bond Fund, PNC Limited Maturity Bond Fund, PNC Total Return Advantage Fund and PNC Ultra Short Bond Fund;

Tax Exempt Bond Funds

PNC Intermediate Tax Exempt Bond Fund, PNC Maryland Tax Exempt Bond Fund, PNC Ohio Intermediate Tax Exempt Bond Fund and PNC Tax Exempt Limited Maturity Bond Fund; and

Money Market Funds

PNC Government Money Market Fund and PNC Treasury Money Market Fund.

2. Significant Accounting Policies

The preparation of Schedules of Investments in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedules of Investments. Actual results could differ from those estimates. Each Fund qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to the Investment Companies Topic of U.S. GAAP.

The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

The funds typically value equity securities, exchange-traded funds (“ETFs”), master limited partnerships (“MLPs”), and other equity securities listed on a securities exchange or quoted on a national market system based on the last quoted sales price at the official close of trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, or the exchange on which they are traded, when market quotations are readily available for such a security. The Funds’ value their portfolio securities for purposes of calculating their net asset values (“NAV”) using procedures approved by the Funds’ Board of Trustees (the “Board”). Those procedures allow for a variety of methodologies to be used to value a Fund’s securities. The specific methodologies used for a particular security may vary based on the market data available for a specific security at the time a Fund calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. Accordingly, the methodologies summarized below are not an exhaustive list of the methodologies a Fund may use to value a security and they may not represent the means by which a Fund’s investments are valued on any particular day. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. Equity securities and ETFs for which there were no transactions, and for which market quotations are not readily available, are typically valued at the mean between the most recent bid and asked prices. Assets of the Funds invested in debt securities are typically valued based on evaluations provided by an independent pricing service (“Service”) approved by the Board. A number of Services are available and the Funds may use various Services or discontinue the use of any Service. When quoted bid prices for portfolio securities are readily available and are representative of the bid side of the market, these investments are valued at the quoted bid prices (as obtained by a Service from dealers in such securities). The Funds, under supervision of the Board, reserve the right to alternatively utilize the mean between the most recent bid and asked prices for fixed income securities, should such prices be determined to more accurately represent the value of those fixed income securities. Debt securities as well as other investments may be carried at fair value based on methods which include consideration of yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading characteristics and other market data or factors; indications as to values from dealers or other financial institutions that trade the securities; and general market conditions.

P N C    F u n d s

N O T E S    T O    S C H E D U L E S    O F    I N V E S T M E N T S

F e b r u a r y    2 8 ,    2 0 1 7    ( U n a u d i t e d )

The investments of the Money Market Funds, other than investments in other money market funds, funding agreements and repurchase agreements, are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant proportionate accretion of discount or amortization of premium to its effective maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved by the Board. No such investments held by the Money Market Funds on February 28, 2017 were valued using a method other than amortized cost.

Portfolio securities which are primarily traded on foreign securities exchanges are valued at the last sale price on that exchange or, if there is no recent sale, at the last current bid quotation. Such securities are generally valued at the preceding closing values of such securities on their respective exchanges. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security at the official close of trading on the day of valuation. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents at the prevailing market rate at the close of market on the day of valuation. Certain foreign securities may be traded on foreign exchanges or over-the-counter markets on days on which a Fund’s NAV is not calculated. In such cases, the NAV of a Fund’s shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Fund.

Investments in underlying PNC Funds or in any other mutual funds are valued at their respective NAV as determined by those funds each business day.

Investments in repurchase agreements and funding agreements are generally valued at par, which approximates market value, each business day.

Forward currency contracts are valued based upon closing forward foreign exchange rates from each respective foreign market. Futures contracts are valued at the daily quoted settlement prices at the official close of trading on the day of valuation.

The Board has approved and regularly reviews fair value pricing methods to be used in determining the good faith value of the investments of the Funds in the event that market quotations are not readily available or, if available, do not reflect the impact of certain market events. Fair valuation most commonly occurs with foreign securities. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of trading, that affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading the entire day and no other market prices are available. Significant events (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its NAV (generally, the close of trading) that may impact the value of securities traded in these foreign markets. In these cases, information furnished daily by the Service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the incidence of significant events is not predictable, fair valuation of certain securities may occur on a frequent basis. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair value represents the estimated price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels. Assets and liabilities reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

•	Level 1 — quoted prices in active markets for identical assets and liabilities, including, but not limited to:

Equity securities and ETFs for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Investment Companies – investments in open-end mutual funds which are valued at their closing NAV.

Futures contracts which are valued at their daily closing price on the primary exchange on which they are traded.

•	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; certain non-exchange traded derivatives such as swaps, forwards, or over-the-counter traded options based on pricing models using inputs observed on actively quoted markets; or, observable correlated market inputs.

Equity Securities – certain foreign equity securities that are fair value adjusted through an independent pricing service, which considers statistically relevant trading pattern correlations in relation to the intraday trading in the U.S. securities markets, such as the movement of certain indexes, American Depositary Receipts, futures or ETFs.

Fixed Income Securities, Money Market Fund Investments Valued at Amortized Cost and Funding and Repurchase Agreements Valued at Par – independent pricing service-supplied valuations or quoted prices for similar securities or obligations, including matrix pricing, based on methods which consider standard inputs such as yields or prices of securities or obligations of comparable quality, stability, risk, coupon, collateral (as applicable), maturity, type, trading factors, multiple indications of value from dealers or other financial institutions that trade the securities or obligations.

•	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on each Fund’s own assumptions in determining fair value of investments; or, the significant use of unobservable inputs or stale inputs.

Each Fund recognizes transfers into and out of levels, if any, at the end of the reporting period. Certain foreign equity securities are fair value adjusted through a Service which considers statistically relevant trading patterns. Such securities may periodically move between input valuation Level 1 and input valuation Level 2 based on whether or not they meet fair value adjustment trigger requirements. Securities that meet the fair value adjustment trigger requirements are considered input valuation Level 2 securities.

Other financial instruments are derivative instruments not reflected in total investments within the Schedules of Investments, such as futures and forwards, which are reflected in net assets at the unrealized appreciation/depreciation on the investment.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of February 28, 2017 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions

Investment transactions are recorded on a trade date basis for financial statement preparation purposes.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in the amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in any future gains and losses with respect to the security.

Exchange-Traded Funds

Certain Funds may invest in ETFs. The ETFs in which the Funds may invest may include actively managed ETFs as well as ETFs that generally seek investment results that correspond generally to the performance, before fees and expenses, of an underlying index. As a result, adverse performance of a particular security in an ETF’s underlying portfolio will ordinarily not result in the elimination of the security from the ETF’s portfolio. Each ETF offers and issues shares at its NAV per share only to certain institutional investors in aggregations of a specified number of shares, generally in exchange for a basket of securities included in its underlying index, together with the deposit of a specified cash payment. ETFs are listed and traded on national securities exchanges and also may be listed on certain non-U.S. exchanges. ETFs are subject to additional risks due to their shares being listed and traded on securities exchanges. The per share NAV of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand as well as changes in market value. The trading prices of an ETF’s shares may deviate significantly from NAV during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to NAV.

P N C    F u n d s

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There can be no assurance that an active trading market for these particular ETFs will develop or be maintained. Trading in ETFs may be halted because of market conditions or for reasons that, in the view of the listing exchange, make trading in ETFs inadvisable. In addition, trading in ETFs is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of ETFs will continue to be met or will remain unchanged.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars as follows: (1) the foreign currency market values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of gains and losses on investments which is due to fluctuations in foreign exchange rates from that which is due to fluctuations in the market prices of investments.

Inflation-Indexed Securities

Certain Funds may invest in inflation-protected securities either directly or through pooled investment vehicles such as ETFs or mutual funds. Inflation-protected securities, unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity. The Target Date Funds primarily utilize pooled investment vehicles that hold Inflation-Indexed Securities in order to maintain exposure to TIPS.

Master Limited Partnerships

Certain Funds may invest in MLPs. The majority of MLPs operate in the energy and/or natural resources sector. MLPs are generally organized under state law as limited partnerships or limited liability companies. An MLP consists of at least one general partner as well as other additional limited partners (for MLPs structured as limited liability companies, at least one managing member and members, respectively). The general partner or managing member controls the operations and management of the MLP and has an ownership stake in the MLP. The limited partners or members, through their ownership of limited partner or member interests, contribute capital to the entity, have a limited role in the operation and management of the entity, and receive cash distributions.

Repurchase Agreements

Each Fund, with the exception of PNC Treasury Money Market Fund, may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from a financial institution such as a bank or broker-dealer, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/U.S. Treasury book-entry system with value no less than the repurchase price (including accrued interest). A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. If the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value. Upon an event of default under the Master Repurchase Agreement, if the seller defaults and the value of the collateral security declines or if the seller enters an insolvency proceeding, the Fund may suffer time delays and incur costs in connection with the disposition of the collateral security and recovery of any losses incurred.

Derivative Financial Instruments

Commodity-Linked Instruments

Certain Funds may invest in commodities indirectly through pooled investment vehicles such as ETFs or mutual funds. Pooled investment vehicles may hold commodities, commodities-based derivatives or financial instruments where the reference asset is a commodity or commodity index. Such investments in commodities or commodity-linked instruments may expose the pooled investment vehicle to greater volatility than investments in traditional securities. The prices of commodities can swing sharply in response to cyclical economic conditions, political events or the monetary policies of various countries, potentially causing the value of a Fund’s securities to be more volatile or to decline in value significantly. In addition, political, economic and other conditions in a limited number of commodity-producing countries may have a direct effect on the market value of commodities and the companies that engage in related businesses. Pooled investment vehicles may use commodities-based derivatives that are leveraged and therefore may magnify or otherwise increase investment losses to a Fund.

Foreign Equity Certificates

Certain Funds may invest in foreign equity certificates (“certificates”) which are sometimes also called equity-linked certificates or participation notes and may be issued in various forms such as low exercise price or Rule 144A warrants. When doing so, the Fund purchases the certificates from an issuer, who may or may not hold shares of the underlying stock (“equity security”) in the local market and issues a call note for the underlying equity security. If the Fund exercises its call and closes its position, the shares are sold and the note is redeemed with the proceeds. Each note represents one share of the underlying equity security; therefore, the price, performance and liquidity of the note are all directly linked to the underlying equity security. The notes can be redeemed for the full value of the underlying equity security, less transactional and other costs. Such certificates are typically utilized as a cost-effective means of direct investment into certain markets. In addition to the market risk related to the value of the underlying equity security, the Fund bears additional counterparty risk to the issuer or guarantor of the unsecured notes.

Forward Currency Contracts

Certain Funds may enter into forward currency contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Funds to establish a rate of exchange for a future point in time. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. Such contracts, which may be designed to protect the value of the Fund’s investment securities against an adverse movement in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Although such contracts tend to minimize the risk of loss due to an adverse movement in the value of a hedged currency, at the same time they tend to limit the potential gain that might be realized should the value of such foreign currency unexpectedly move opposite to the hedge. These contracts may involve market risk in excess of the unrealized gain or loss. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The unrealized gain or loss on open forward currency contracts at February 28, 2017 is included in the respective Fund’s Schedule of Investments. As of February 28, 2017, there were no open forward currency contracts.

Futures Contracts

Certain Funds may invest in futures contracts on among other things, stocks, stock indexes, financial instruments (such as a U.S. government security or other fixed income security), interest rates, currencies, or inflation indexes and in options on futures contracts. A futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a financial instrument or money at a specified time and price. Futures contracts are valued at the daily quoted settlement prices. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily change in the contract is recorded as an unrealized gain or loss. The Fund recognizes a realized gain or loss when the contract is closed. The unrealized gain or loss on open futures contracts at February 28, 2017 is included in the respective Fund’s Schedule of Investments.

There are several risks associated with the use of futures contracts including the risk of loss in excess of the amount recognized in a Fund’s Schedule of Investments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the investments held by the Fund. The Funds are subject to equity price risk in the normal course of pursuing its investment objectives. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Certain Funds, particularly the International Equity and Balanced Allocation Funds, may also use futures to gain cost efficient diversified exposure to a specific country or region.

Equity Index futures may be used by the Equity Funds to maintain market exposure for short-term liquidity within a respective Fund. To accomplish such a strategy, a Fund may purchase an Equity Index future to maintain market exposure in lieu of purchasing individual securities for portions of the Fund that are being held for short-term liquidity or other reasons. Details of futures contracts

P N C    F u n d s

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F e b r u a r y    2 8 ,    2 0 1 7    ( U n a u d i t e d )

open as of February 28, 2017 are included in the respective Fund’s Schedule of Investments.

Derivative Holdings Categorized by Risk Exposure

The following information is intended to enable financial statement users to understand how derivatives are accounted for and how derivative instruments affect a Fund’s financial position and results of operations. The derivative instruments listed in the following tables were not designated in qualifying hedge accounting relationships.

	Equity Contracts (000)	Foreign Exchange Contracts (000)	Total Value at 02/28/17 (000)

Asset Derivative Value
International Equity Fund
Futures Contracts	$69	$–	$69

During the nine-month period ended February 28, 2017, the futures and forwards transactions executed by the Equity Funds are shown in the following table.

	Notional Cost of Contracts May 31, 2016 (000)	Notional Cost of Contracts Opened (000)	Notional Cost of Contracts Closed (000)	Notional Cost of Contracts February 28, 2017 (000)
Balanced Allocation Fund
Forward Currency Contracts	$ 1,114	$ –	$ (1,114)	$ –
Futures Contracts	–	233	(233)	–
International Equity Fund
Forward Currency Contracts	56,539	–	(56,539)	–
Futures Contracts	2,776	30,139	(28,813)	4,102
Large Cap Growth Fund
Futures Contracts	1,003	–	(1,003)	–
S&P 500 Index Fund
Futures Contracts	1,003	–	(1,003)	–

3.  Affiliated Investments

The Target Date Funds seek to achieve their investment objectives by investing in a portfolio of securities and other instruments, which may exclusively, primarily or otherwise include PNC Funds (the “Underlying Funds”). The Target Date Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments made by each Target Date Fund within each of its principal investment strategies may represent a significant portion of an Underlying Fund’s net assets. At February 28, 2017, no investments by a Target Date Fund represented a significant portion of the net assets of any of the Underlying Funds.

The common stock of PNC Group, an affiliate of the Adviser to the Trust, is included in the S&P 500® Index. Also included in the S&P 500® Index is BlackRock, Inc., a company in which PNC Group owns a minority interest. Like the other stocks in the S&P 500® Index, S&P 500 Index Fund may invest in the common stocks of PNC Group and BlackRock, Inc. in approximately the same proportions as the percentages those common stocks represent in the S&P 500® Index. iShares securities may be deemed to be affiliated investments through the Adviser’s affiliation with BlackRock, Inc.

Pursuant to SEC rules, the Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by the Trust, PNC Advantage Funds, a separate investment company affiliated with PNC Funds, or BlackRock Funds and other investment companies that could be deemed to be affiliated with the Adviser. The Funds will bear the costs and fees associated with investments in other investment companies, including other investment companies managed by the Adviser or its affiliates, except that the Adviser has agreed to waive its advisory fee in an amount equal to the advisory fees paid to the Adviser by a PNC money market fund or PNC Advantage money market fund with respect to its short-term reserves swept into a PNC money market fund or PNC Advantage money market fund. Certain other contractual and voluntary advisory fee waivers may reduce the Adviser’s obligation to waive its advisory fees in connection with such investments. This waiver does not apply to cash collateral from a Fund’s securities lending program invested in a PNC money market fund or PNC Advantage money market fund, and the waiver may be terminated at any time without prior notice.

The total value at May 31, 2016 and February 28, 2017, and the purchases, sales proceeds, distributions and realized gain (loss) on affiliated investments for the nine-month period ended February 28, 2017 are shown in the following table.

	Value of Affiliated Investments at 05/31/16 (000)	Value of Affiliated Investments at 02/28/17 (000)	Purchases (000)	Sales Proceeds (000)	Income Distributions from Affiliated Investments (000)		Capital Gain Distributions from Affiliated Investments (000)		Realized Gain (Loss) on Affiliated Investments Sold (000)
Retirement Income Fund
iShares Select Dividend ETF	$56	$–	$–	$60	$1		$–		$15
iShares MSCI EAFE Small-Cap ETF	8	8	–	–	–	*	–		–
PNC Government Money Market Fund	515	508	1,251	1,258	1		–		–
PNC International Equity Fund	189	190	5	12	–		–		–	*
PNC Large Cap Growth Fund	221	293	58	10	–		–		1
PNC Large Cap Value Fund	224	291	62	18	2		–		1
PNC Multi-Factor Small Cap Core Fund	60	61	2	11	–		–		1
PNC S&P 500 Index Fund	113	176	63	13	1		4		1
PNC Small Cap Fund	59	60	2	9	–		–		2
PNC Bond Fund	819	2	45	838	9		6		(18)
PNC High Yield Bond Fund	95	–	3	103	2		–		7
PNC Limited Maturity Bond Fund	808	846	65	23	4		–	*	–	*
PNC Total Return Advantage Fund	–	945	939	–	–		–		–
	$3,167	$3,380	$2,495	$2,355	$20		$10		$10

Target 2020 Fund
iShares Select Dividend ETF	$146	$–	$–	$157	$2		$–		$31
iShares MSCI EAFE Small-Cap ETF	25	22	–	4	–	*	–		–	*
PNC Government Money Market Fund	648	623	2,887	2,912	1		–		–
PNC International Equity Fund	625	543	6	119	–		–		1
PNC Large Cap Growth Fund	648	795	130	47	–		–		1
PNC Large Cap Value Fund	658	791	114	49	5		–		1
PNC Multi-Factor Small Cap Core Fund	168	150	1	48	–		–		3
PNC S&P 500 Index Fund	333	432	101	34	3		12		1
PNC Small Cap Fund	167	150	–	40	–		–		5
PNC Bond Fund	1,852	–	42	1,845	19		13		(38)
PNC High Yield Bond Fund	257	–	8	276	6		–		17
PNC Limited Maturity Bond Fund	1,084	1,266	238	51	5		–	*	–	*
PNC Total Return Advantage Fund	–	2,068	2,101	46	–		–		–	*
	$6,611	$6,840	$5,628	$5,628	$41		$ 25		$22
Target 2030 Fund
iShares Select Dividend ETF	$224	$–	$35	$278	$4		$–		$48
iShares MSCI EAFE Small-Cap ETF	68	83	12	–	1		–		–
PNC Government Money Market Fund	457	658	3,916	3,715	1		–		–
PNC International Equity Fund	1,077	1,260	157	44	–		–		(3)
PNC Large Cap Growth Fund	1,047	1,567	396	–	–		–		–
PNC Large Cap Value Fund	1,064	1,558	364	–	8		–		–
PNC Multi-Factor Small Cap Core Fund	271	331	29	22	–		–		2
PNC S&P 500 Index Fund	538	934	334	–	6		24		–
PNC Small Cap Fund	269	328	43	28	–		–		4
PNC Bond Fund	1,640	4	309	1,888	19		13		(60)
PNC High Yield Bond Fund	258	–	30	300	7		–		10
PNC Limited Maturity Bond Fund	220	325	106	–	1		–	*	–
PNC Total Return Advantage Fund	–	2,436	2,421	–	–		–		–
	$7,133	$9,484	$8,152	$6,275	$47		$ 37		$1

P N C    F u n d s

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F e b r u a r y    2 8 ,    2 0 1 7    ( U n a u d i t e d )

	Value of Affiliated Investments at 05/31/16 (000)	Value of Affiliated Investments at 02/28/17 (000)	Purchases (000)	Sales Proceeds (000)	Income Distributions from Affiliated Investments (000)		Capital Gain Distributions from Affiliated Investments (000)	Realized Gain (Loss) on Affiliated Investments Sold (000)

Target 2040 Fund
iShares Select Dividend ETF	$106	$–	$6	$121	$2		$–	$27
iShares MSCI EAFE Small-Cap ETF	42	46	6	3	1		–	–	*
PNC Government Money Market Fund	173	170	1,085	1,088	–	*	–	–
PNC International Equity Fund	483	515	75	72	–		–	(1)
PNC Large Cap Growth Fund	478	648	139	20	–		–	–	*
PNC Large Cap Value Fund	485	644	139	34	4		–	1
PNC Multi-Factor Small Cap Core Fund	125	132	5	22	–		–	2
PNC S&P 500 Index Fund	246	376	122	17	2		9	1
PNC Small Cap Fund	124	131	9	21	–		–	1
PNC Bond Fund	322	1	51	362	4		3	(11)
PNC High Yield Bond Fund	54	–	3	60	1		–	2
PNC Total Return Advantage Fund	–	473	470	–	–		–	–
	$2,638	$3,136	$2,110	$1,820	$14		$12	$22
Target 2050 Fund
iShares Select Dividend ETF	$42	$–	$7	$52	$1		$–	$12
iShares MSCI EAFE Small-Cap ETF	15	20	6	3	–	*	–	–	*
PNC Government Money Market Fund	43	49	479	473	–	*	–	–
PNC International Equity Fund	188	227	62	35	–		–	(1)
PNC Large Cap Growth Fund	188	275	90	24	–		–	–	*
PNC Large Cap Value Fund	188	276	85	19	1		–	–	*
PNC Multi-Factor Small Cap Core Fund	49	58	9	9	–		–	–	*
PNC S&P 500 Index Fund	94	161	68	12	1		4	–	*
PNC Small Cap Fund	50	58	11	11	–		–	–	*
PNC Bond Fund	69	–	25	91	1		1	(2)
PNC High Yield Bond Fund	11	–	1	13	–	*	–	–	*
PNC Total Return Advantage Fund	–	113	113	–	–		–	–
	$937	$1,237	$956	$742	$4		$5	$9

	Value of Affiliated Investments at 05/31/16 (000)	Value of Affiliated Investments at 02/28/17 (000)	Purchases (000)	Sales Proceeds (000)	Income Distributions from Affiliated Investments (000)		Realized Gain (Loss) on Affiliated Investments Sold (000)
Balanced Allocation Fund
iShares MSCI EAFE Growth ETF	$–	$–	$3,005	$3,008	$–		$4
iShares MSCI EAFE Value ETF	4,592	1,566	301	3,475	101		(1,227)
iShares MSCI Emerging Markets ETF	1,408	575	–	979	11		(166)
iShares TIPS Bond ETF	616	256	–	359	8		10
PNC Government Money Market Fund	1,379	462	9,187	10,104	2		–
PNC International Growth Fund	–	2,272	2,146	–	–		–
	$7,995	$5,131	$14,639	$17,925	$122		$(1,379)
International Equity Fund
PNC Government Money Market Fund	$95,914	$77,774	$211,308	$229,448	$77		$–
International Growth Fund
iShares MSCI Japan ETF	$–	$33	$33	$–	$–		$–
iShares MSCI Germany ETF	24	–	–	24	–		2
iShares MSCI Singapore ETF	–	–	33	31	–		(2)
PNC Government Money Market Fund	209	194	1,004	1,019	–	*	–
	$233	$227	$1,070	$1,074	$–	*	$–
Large Cap Core Fund
PNC Government Money Market Fund	$627	$88	$4,860	$5,399	$–	*	$–
Large Cap Growth Fund
iShares Russell 1000 Growth ETF	$504	$2,707	$2,907	$834	$5		$–
PNC Government Money Market Fund	3,319	2,197	13,908	15,030	2		–
	$3,823	$4,904	$16,815	$15,864	$7		$–
Large Cap Value Fund
iShares Russell 1000 Value ETF	$1,280	$3,091	$1,592	$–	$16		$–
PNC Government Money Market Fund	914	3,109	23,780	21,585	4		–
	$2,194	$6,200	$25,372	$21,585	$20		$–
Multi-Factor Small Cap Core Fund
PNC Government Money Market Fund	$7,545	$18,179	$120,351	$109,717	$14		$–
Multi-Factor Small Cap Growth Fund
PNC Government Money Market Fund	$4,569	$6,794	$39,436	$37,211	$4		$–
Multi-Factor Small Cap Value Fund
iShares Russell 2000 ETF	$–	$–	$273	$306	$1		$33
PNC Government Money Market Fund	2,911	3,487	5,861	5,285	1		–
	$2,911	$3,487	$6,134	$5,591	$2		$33
S&P 500 Index Fund
BlackRock	$488	$364	$–	$145	$6		$26
PNC Financial Services Group	516	480	–	186	5		36
PNC Government Money Market Fund	2,539	1,526	14,408	15,421	2		–
	$3,543	$2,370	$14,408	$15,752	$13		$62
Small Cap Fund
iShares Russell 2000 ETF	$–	$–	$129,733	$133,113	$66		$3,380
PNC Government Money Market Fund	101,738	59,139	415,528	458,127	66		–
	$101,738	$59,139	$545,261	$591,240	$132		$3,380
Bond Fund
PNC Government Money Market Fund	$1,665	$1,793	$13,490	$13,362	$1		$–
Government Mortgage Fund
PNC Government Money Market Fund	$769	$995	$15,605	$15,379	$1		$–

P N C    F u n d s

N O T E S    T O    S C H E D U L E S    O F    I N V E S T M E N T S

F e b r u a r y    2 8 ,    2 0 1 7    ( U n a u d i t e d )

	Value of Affiliated Investments at 05/31/16 (000)	Value of Affiliated Investments at 02/28/17 (000)	Purchases (000)	Sales Proceeds (000)	Income Distributions from Affiliated Investments (000)	Realized Gain (Loss) on Affiliated Investments Sold (000)
Intermediate Bond Fund
PNC Government Money Market Fund	$7,683	$2,814	$75,504	$80,373	$5	$–
Limited Maturity Bond Fund
PNC Government Money Market Fund	$2,872	$2,424	$136,936	$137,384	$9	$–
Total Return Advantage Fund
PNC Government Money Market Fund	$4,716	$4,701	$38,428	$38,443	$4	$–
Ultra Short Bond Fund
PNC Government Money Market Fund	$2,897	$127	$229,055	$231,825	$14	$–

    *Amount represents less than $500.

4. Certain Principal Risks

An investment in a Fund is subject to a number of risks. Below is a discussion of some, but not all, of the risks of investing in the Funds. Please see the relevant Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

Some countries in which certain of the Target Date, Equity and Fixed Income Funds may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities exchanges in the United States. Consequently, acquisition and disposition of securities by a Fund may be inhibited.

A significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by a Fund.

Each Target Date Fund, Balanced Allocation Fund and each Fixed Income Fund may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of these respective obligations and may result in a loss.

Each Target Date, Equity, Fixed Income and Tax Exempt Bond Fund may invest up to 15% of its net assets in illiquid securities which may include securities with contractual restrictions on resale and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in each Fund’s Schedule of Investments.

Maryland Tax Exempt Bond and Ohio Intermediate Tax Exempt Bond Funds follow an investment policy of investing primarily in municipal obligations of one state. Intermediate Tax Exempt Bond follows an investment policy of investing in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by Tax Exempt Bond Funds.

The repayment of certain municipal obligations may be insured by third parties. Although bond insurance reduces the risk of loss due to default by a municipal issuer, insured bonds remain subject to the risk that their market values may fluctuate for other reasons and there is no assurance that the insurance provider will meet its obligations. Insured securities have been identified in the Schedules of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Tax Exempt Bond Funds.

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity.

5. Subsequent Events

Subsequent events have been evaluated through the date that the Schedules of Investments were issued. There were no material subsequent events identified which required adjustment to, or additional disclosure in, the Schedules of Investments.

On January 5, 2017, the Board approved changes to the fund names and investment strategies for PNC Large Cap Core Fund, PNC Large Cap Growth Fund, and PNC Large Cap Value Fund. The changes occurred on March 31, 2017, wherein the funds were renamed PNC Multi-Factor All Cap Fund, PNC Multi-Factor Large Cap Growth Fund, and PNC Multi-Factor Large Cap Value Fund, respectively. More information about these changes is available in the Funds’ prospectuses. You can find the Funds’ Prospectuses, Statements of Additional Information and other information about the Funds online at www.pncfunds.com.

Effective March 31, 2017, the Trust began offering Class A Shares, Class I Shares and Class R Shares of PNC Emerging Markets Equity Fund. PNC Emerging Markets Equity Fund commenced operations on March 31, 2017. You can find the Fund’s Prospectus, Statement of Additional Information and other information about the Fund online at www.pncfunds.com.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PNC Funds

By (Signature and Title)*	/s/ Jennifer Spratley
Jennifer Spratley, President
(principal executive officer)

Date	4/26/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jennifer Spratley
Jennifer Spratley, President
(principal executive officer)

Date	4/26/2017

By (Signature and Title)*	/s/ John Kernan
John Kernan, Vice President and Treasurer
(principal financial officer)

Date	4/26/2017

* Print the name and title of each signing officer under his or her signature.